IMPORTANT NOTICE REGARDING THE AVAILABILITY OF PROXY MATERIALS FOR

THE ACCOUNT OWNER MEETING TO BE HELD ON NOVEMBER 17, 2011

THIS PROXY STATEMENT IS AVAILABLE AT

www.kingproxy.com/compass

MONEY MARKET VARIABLE ACCOUNT

HIGH YIELD VARIABLE ACCOUNT

CAPITAL APPRECIATION VARIABLE ACCOUNT

GOVERNMENT SECURITIES VARIABLE ACCOUNT

GLOBAL GOVERNMENTS VARIABLE ACCOUNT

TOTAL RETURN VARIABLE ACCOUNT

500 BOYLSTON STREET BOSTON MA 02116

September 30, 2011

Dear Contract Owners and Payees:

A special meeting of contract owners of, and payees under, Compass 2 and Compass 3 annuity contracts issued by Sun Life Assurance Company of Canada (U.S.) (“Sun Life”) in connection with Sun Life’s Money Market Variable Account, High Yield Variable Account, Capital Appreciation Variable Account, Government Securities Variable Account, Global Governments Variable Account and Total Return Variable Account (individually an “Account” and collectively the “Accounts”) will be held at the offices of the Accounts, 500 Boylston Street, 24th Floor, Boston, Massachusetts 02116, on November 17, 2011, at 10:00 a.m. local time. The following proposals will be considered and acted upon at the meeting:

Proposals1-6:	To approve an Agreement and Plan of Reorganization and related transactions to transfer the assets of the Accounts to certain portfolios of MFS Variable Insurance Trust II (the “Trust”), in exchange for shares of the corresponding Trust portfolios and to restructure the Accounts into a single unit investment trust.

Proposal7:	To elect managers to each Account’s Board of Managers, each to hold office until he or she dies, resigns or is removed or, if sooner, until the next meeting of contract owners called for the purpose of electing managers and until the election and qualification of his or her successor.

Proposal8:	To transact such other business as may properly come before the meeting or any adjournments or postponements thereof.

After reviewing this matter carefully, the Board of Managers of each Account unanimously recommends that you vote “FOR” the proposals. Your vote is extremely important regardless of the number of votes that you hold. Please take a few minutes to review this material, cast your vote on the enclosed proxy and return it in the enclosed postage-paid envelope. Your prompt response is needed so that the necessary quorum and vote can be obtained. It is important that your vote be received prior to the special meeting.

We appreciate your participation and prompt response in this matter, and thank you for your continued support.

Sincerely,

Maria F. DiOrioDwyer

President of each Account

MONEY MARKET VARIABLE ACCOUNT

HIGH YIELD VARIABLE ACCOUNT

CAPITAL APPRECIATION VARIABLE ACCOUNT

GOVERNMENT SECURITIES VARIABLE ACCOUNT

GLOBAL GOVERNMENTS VARIABLE ACCOUNT

TOTAL RETURN VARIABLE ACCOUNT

500 BOYLSTON STREET BOSTON MA 02116

NOTICE OF SPECIAL MEETINGS OF UNITHOLDERS

TO BE HELD ON NOVEMBER 17, 2011

Special Meetings of contract owners of, and payees under, Compass 2 and Compass 3 annuity contracts issued by Sun Life Assurance Company of Canada (U.S.) in connection with each Account named above will be held at the offices of the Accounts, 500 Boylston Street, 24th Floor, Boston, Massachusetts 02116, at 10:00 a.m. on Thursday, November 17, 2011.

The special meeting is for the purpose of considering and acting on the following matters:

1.	To approve an Agreement and Plan of Reorganization and related transactions to transfer the assets of the Money Market Variable Account, High Yield Variable Account, Capital Appreciation Variable Account, Government Securities Variable Account, Global Governments Variable Account and Total Return Variable Account (individually, an “Account” and collectively the “Accounts”), to certain portfolios of MFS Variable Insurance Trust II (the “Trust”), in exchange for shares of the corresponding Trust portfolios and to restructure the Accounts into a single unit investment trust.

2.	To elect managers to each Account’s Board of Managers, each to hold office until he or she dies, resigns or is removed or, if sooner, until the next meeting of contract owners called for the purpose of electing managers and until the election and qualification of his or her successor.

3.	To consider and act upon such other business as may properly come before the special meeting or any adjournment(s) or postponement(s) thereof.

After careful consideration, the Board of Managers of each Account unanimously approved the proposals and unanimously recommends that contract owners vote “FOR” the proposals. The matters referred to above are discussed in detail in this Proxy Statement/Prospectus. The Board of Managers of each Account has fixed the close of business on August 26, 2011 as the record date for determining contract owners entitled to notice of and to vote at the special meeting, and any adjournment thereof.

PLEASE NOTE:

IF YOU HAVE CONTRACT VALUE IN MORE THAN ONE ACCOUNT, YOU WILL RECEIVE A SEPARATE PROXY STATEMENT AND PROXY CARD FOR EACH ACCOUNT. PLEASE BE SURE TO EXECUTE AND RETURN ALL PROXY CARDS WHICH YOU RECEIVE IN ORDER TO BE REPRESENTED AT THE MEETINGS.

Whether or not you plan to attend the special meeting, please complete, sign, and return the enclosed proxy promptly so that you will be represented at the special meeting. If you have returned a proxy and are present at the special meeting, you may change the vote specified in the proxy at that time. However, attendance at the special meeting, by itself, will not revoke a previously tendered proxy.

The date of the first mailing of the proxy cards and this Proxy Statement/Prospectus will be on or about October 3, 2011. If you have any questions about the meeting, please feel free to call us at 1-800-864-1460.

This Proxy Statement/Prospectus, which should be retained for future reference, sets forth concisely the information about the portfolios of the Trust that a prospective investor should know before investing. We recommend that you read this Proxy Statement/Prospectus in its entirety as the explanations will help you to decide how to vote on the proposals. A Statement of Additional Information dated September 30, 2011, relating to this Proxy Statement/Prospectus and the reorganization is incorporated hereby by reference. If you would like a copy of the Statement of Additional Information, call 1-800-864-1460 or write the Trust c/o MFS Service Center, Inc., PO Box 55824, Boston, Massachusetts 02205-5824 and you will be mailed one promptly, free of charge.

By order of the Board of Managers

Susan S. Newton,

Assistant Secretary and Assistant Clerk

QUESTIONS AND ANSWERS

Q.	Why am I receiving this Proxy Statement/Prospectus?

You are receiving this Proxy Statement/Prospectus because you are an owner (“Contract Owner”) or payee (“Payee”) (Contract Owners and Payees are collectively referred to as “Account Owners”) under a Compass 2 and/or Compass 3 annuity contract (individually, a “Contract” and collectively, the “Contracts”) issued by Sun Life Assurance Company of Canada (U.S.) (“Sun Life”), and such contract was issued through one or more of the following separate Sun Life separate accounts: Money Market Variable Account (“MMVA”), High Yield Variable Account (“HYVA”), Capital Appreciation Variable Account (“CAVA”), Government Securities Variable Account (“GSVA”), Global Governments Variable Account (“GGVA”) and Total Return Variable Account (“TRVA”).

You are being asked to vote on proposals pursuant to which the investment assets in the Accounts will be transferred to portfolios of the Trust in accordance with the following chart and the Accounts which are currently each a managed separate account will be restructured as a single unit investment trust separate account (“New UIT”) with six sub-accounts (the “Reorganization”).

Separate Account	Trust Portfolio	Proposal #
MMVA	MFS Money Market Portfolio	1
HYVA	MFS High Yield Portfolio	2
CAVA	MFS Massachusetts Investors Growth Stock Portfolio	3
GSVA	MFS Government Securities Portfolio	4
GGVA	MFS Global Governments Portfolio	5
TRVA	MFS Total Return Portfolio	6

The Reorganization is being proposed because it offers Account Owners the opportunity to participate in larger combined funds with the same investment objectives and the same or substantially similar principal investment strategies and risks. There is also the potential for lower expenses as the result of fixed expenses being spread over each combined portfolio’s larger asset base. The larger asset base in the portfolios in which Account Owners will be invested can be expected to increase investment opportunities and broaden diversification of the funding medium for their contracts.

Further, the end result of the Reorganization will be an organizational structure for Account Owners that is more common in the variable annuity and variable life insurance industries than the current organization structure. All of Sun Life’s other individual variable annuity and variable life insurance products are structured with two tiers or levels; namely, the insurance company separate account purchases shares of mutual funds and those mutual funds hold diverse portfolios of investments. Currently, the Accounts have a one-tier structure consisting of an insurance company separate account that invests directly in a diverse portfolio of investments. The Reorganization will move the Accounts from a one-tier structure to the more common two-tiered structure. After the Reorganization, there will be no change in the Contracts or, with the exception of voting rights as described below, in the rights of Account Owners under those Contracts. (See “Will the Reorganization result in a change in Voting Procedures?”). What will change is the six existing Accounts will become a single New UIT.

This Proxy Statement/Prospectus is soliciting Account Owners to approve the Agreement and Plan of Reorganization (the “Reorganization Agreement”), which contemplates the transfer of all of the assets and liabilities of the Accounts (other than insurance obligations such as death benefits, surrender benefits and annuity payments) to corresponding portfolios of the Trust in exchange for Initial Class shares of the portfolios having an aggregate value equal to the net asset value of the transferring Account, and the restructuring of the Accounts into six sub-accounts of a single unit investment trust under the Investment Company Act of 1940, as amended (“1940 Act”), that will invest in Initial Class shares of portfolios of the Trust. No sales charge will be imposed on the shares of the Trust received by the New UIT. The transfer of the assets and liabilities is expected to occur at 5 p.m., Eastern Time, on December 2, 2011.

You are being asked to approve the Reorganization Agreement and the related transactions. Because Account Owners are being asked to approve a Reorganization that will result in their having an interest in shares of certain portfolios of the Trust, including the MFS Money Market Portfolio (“Money Market Portfolio”), MFS High Yield Portfolio (“High Yield Portfolio”), MFS Massachusetts Investors Growth Stock Portfolio (“Massachusetts Investors Growth Stock Portfolio”), MFS Government Securities Portfolio (“Government Securities Portfolio”) , MFS Global Governments Portfolio (“Global Governments Portfolio”) and MFS Total Return Portfolio (“Total Return Portfolio”) (each, a “Portfolio” and collectively, the “Portfolios”), this document is being mailed together with a Prospectus for Initial Class shares of the Portfolio that will be acquired by the Account that you own as well as such Portfolio’s Annual Report for the year ended December 31, 2010 and Semi-Annual Report for the six-month period ended June 30, 2011.

Accompanying this Proxy Statement/Prospectus as Exhibit A is a copy of the Agreement and Plan of Reorganization pertaining to the transaction.

The securities offered by this Proxy Statement/Prospectus have not been approved or disapproved by the Securities and Exchange Commission (“SEC”), nor has the SEC passed upon the accuracy or adequacy of such Proxy Statement/Prospectus. Any representation to the contrary is a criminal offense.

Q.	Are there differences between the Accounts and the corresponding Portfolios?

Each Account and its corresponding Portfolio have identical investment objectives and the same or substantially similar principal investment strategies and principal investment risks.

Please see the section entitled “Principal Investment Strategies and Risks of Each Fund” in this Proxy Statement/Prospectus for a more detailed discussion of the similarities and any differences in the investment objectives, policies and principal risks of the Accounts and the Portfolios.

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Q.	Will there be any tax consequences as a result of the merger?

The Reorganization is being structured as a tax-free reorganization. See “Information About the Reorganization – Federal Income Tax Consequences.”

Q:	Why am I being asked to elect a Board of Managers?

In May 2011, MFS, the Accounts’ investment adviser and the administrator, recommended that the Boards of Managers consider and approve a plan for the transition of the oversight and supervision of both the Accounts and the Trust to the Nominated Board (as defined in this proxy statement). At the Accounts’ July 2011 meeting of the Board of Managers, the Managers approved submitting to the Account Owners the election of the Nominated Board in the event that the Account Owners of one or more of the Accounts do not approve the Reorganization. If you approve the election of the Nominated Board, the Nominated Board will replace the existing Board of Managers on January 1, 2012 for any Account that is not restructured as a sub-account of the New UIT because the Account Owners of such Account do not approve the Reorganization with respect to that Account. Accounts that are restructured as sub-accounts of the New UIT will not have a Board of Managers because unit investment trusts do not have a Board of Managers or similar body overseeing their operations.

Q.	Will my vote make a difference?

Your vote is important regardless of the number of shares attributable to your Contract and/or qualified plan. To avoid the added cost of follow-up solicitations and possible adjournments, please take a few minutes to read the proxy statement/prospectus and provide your vote. It is important that your vote be received before the special meeting.

Q.	Who will pay for the costs of the preparation, printing and mailing of this Proxy Statement/Prospectus?

MFS, the investment adviser for the Accounts, has agreed to pay the costs of the Reorganization, which includes preparation of the Proxy Statement/Prospectus, printing and distributing proxy materials, legal fees, accounting fees, and expenses of holding the shareholder meeting. The Accounts and the Portfolios will bear any brokerage costs associated with repositioning each Account’s portfolio holdings as a result of the Reorganization. We anticipate these costs will be immaterial.

Q.	How does the Board recommend that I vote?

The Board of Managers of each Account unanimously recommends that you vote to APPROVE the Reorganization on behalf of each Account and that you vote to APPROVE the election of the Nominated Board.

Q.	How do I give my voting instructions?

VOTING PROCEDURES

Contract Owners /Payees are urged to designate their choice on the matters to be acted upon by using one of the following three methods:

1. BY INTERNET

•	Read the Proxy Statement/Prospectus.

•	Go to the voting link found on your proxy card.

•	Follow the instructions using your proxy card as a guide.

(Do not mail the proxy card if you provide voting instructions by Internet.)

2. BY MAIL

•	Read the Proxy Statement/Prospectus.

•	Indicate your vote on the proxy card.

•	Date, sign, and return the enclosed proxy card in the envelope provided, which requires no postage if mailed in the United States.

3. BY TELEPHONE

•	Read the Proxy Statement/Prospectus.

•	Call the toll-free number found on your proxy card.

•	Follow the recorded instructions using your proxy card as a guide.

(Do not mail the proxy card if you provide voting instructions by telephone.)

Q.	Who do I call if I have questions?

If you have any questions about the meeting or anything in this Proxy Statement/Prospectus, please feel free to call us toll free at 1-800-864-1460.

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Q.	Is there any other information available to me?

The Accounts. The following documents have been filed with the Securities and Exchange Commission (“SEC”): (i) the Prospectus of each Account, dated April 30, 2011, which is incorporated herein by reference into this Proxy Statement/Prospectus; (ii) the Statement of Additional Information for each Account dated April 30, 2011, which is incorporated herein by reference into this Proxy Statement/Prospectus; (iii) the Annual Report for each Account dated December 31, 2010, which is incorporated herein by reference into this Proxy Statement/Prospectus; and (iv) the Semi-Annual Report for each Account dated June 30, 2011, which is incorporated herein by reference into this Proxy Statement/Prospectus. The SEC file numbers for the Accounts are as follows:

Money Market Variable Account 811-3563	Government Securities Variable Account 811-4009
High Yield Variable Account 811-3562	Global Governments Variable Account 811-5450
Capital Appreciation Variable Account 811-3561	Total Return Variable Account 811-5448

The Trust. The following documents have been filed with the SEC (SEC File No. 811-03732): (i) the Prospectus of each Portfolio (Initial Class Shares) dated April 30, 2011, a copy of which is being mailed herewith and is incorporated herein by reference into this Proxy Statement/Prospectus; (ii) the Statement of Additional Information for the Trust, dated April 30, 2011, which is incorporated herein by reference into this Proxy Statement/Prospectus; (iii) the Annual Report for the Trust, dated December 31, 2010, which is incorporated herein by reference into this Proxy Statement/Prospectus; and (iv) the Semi-Annual Report for the Trust, dated June 30, 2011, which is incorporated herein by reference into this Proxy Statement/Prospectus.

Copies of each of these documents, the Statement of Additional Information related to this Proxy Statement /Prospectus and any subsequently released shareholder reports are available upon request by calling 1-877-411-3325 or writing to MFS Service Center, Inc., PO Box 55824, Boston, Massachusetts 02205-5824 and you will be mailed one free of charge.

The Accounts and the Trust are each subject to informational requirements of the Securities Exchange Act of 1934 and the 1940 Act, and in accordance therewith, file reports and other information with the SEC. Accordingly, they must file proxy material, reports, and other information with the SEC. Such proxy material, reports, and other information filed by the Accounts and the Trust can be inspected and copied at the public reference facilities maintained by the SEC at 100 F Street, N.E., Washington, DC 20549. To learn more about this service, call the SEC at (202) 551-8090. Copies of such materials can also be obtained at prescribed rates by electronic request at the following email address: publicinfo@sec.gov, or by writing the Public Reference Branch, Office of Consumer Affairs and Information Services, U.S. Securities and Exchange Commission, Washington, DC 20549-0102. Contract owners and Payees may also obtain such information from the SEC’s website at http://www.sec.gov.

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INTRODUCTION

PROPOSAL 1, 2, 3, 4, 5 and 6

To Approve an Agreement and Plan of Reorganization

SUMMARY

This summary is qualified in its entirety by reference to the additional information contained elsewhere in this Proxy Statement/Prospectus and the Agreement and Plan of Reorganization, which is attached hereto as Exhibit A.

How will the Reorganization affect me?

This Proxy Statement/Prospectus is soliciting Account Owners with contract value allocated to one or more Accounts to approve a reorganization of each Account whereby (1) the assets and liabilities of each Account (other than liabilities associated with insurance obligations) will be transferred to a Portfolio of the Trust, an open-end management investment company registered under the 1940 Act, in exchange for Initial Class shares of the Portfolio and (2) the Accounts will be restructured as a single unit investment trust under the 1940 Act with multiple sub-accounts. If Account Owners approve the Reorganization, then immediately following the consummation of the Reorganization, each Account Owner will have an interest in the New UIT equal in value to that Account Owner’s interest in each Account immediately prior to the Reorganization.

The Account Owners are being asked to approve the Reorganization Agreement and the related transactions pursuant to which the Reorganization transaction would be accomplished. Because the Account Owners are being asked to approve a Reorganization transaction that will result in their holding an interest in shares of the Portfolios through their ownership of a Sun Life variable annuity contract, a current prospectus for the Portfolios is included herewith.

The Accounts are separate accounts under Delaware insurance law and are registered as management investment companies under the 1940 Act. The Portfolios are separate series of the Trust, a Massachusetts business trust, which is registered as an open-end management investment company under the 1940 Act. The investment objectives of each Account and of the Portfolios being exchanged are the same and the principal investment strategies of the Accounts and the corresponding Portfolios are substantially similar. The Accounts and the Portfolios have the same investment adviser, Massachusetts Financial Services Company (“MFS” or “Adviser”), the same portfolio manager(s), and are managed in the same manner. The investment objectives of the Accounts and the Portfolios are not fundamental and may be changed without shareholder approval.

The Reorganization offers Account Owners the opportunity to participate in larger combined funds with the same investment objectives, substantially similar investment strategies and the potential for lower expenses as the result of fixed expenses being spread over the resulting Portfolio’s larger asset base.

There will be no change in the Contracts or in the rights of Account Owners (except their voting rights as described below) under their Contracts after the Reorganization. Also, there will be no change in purchase or transfer privileges or surrender or withdrawal procedures. Insurance obligations under Contracts or certificates issued by Sun Life (e.g., death benefits, surrender benefit, and annuity payments) and currently supported by the assets of an Account will be supported by the assets of the New UIT after the Reorganization. The total value of the accumulation or annuity units an Account Owner has in an Account immediately prior to the Reorganization will be the same as the total value of the accumulation or annuity units the Account Owner will have in the New UIT immediately after the Reorganization.

Accounts that are restructured as sub-accounts of the New UIT will not have a Board of Managers because unit investment trusts do not have a Board of Managers or similar body overseeing their operations. The Portfolio, however, will be supervised by a Board of Trustees.

Will the Reorganization result in a change in Voting Procedures?

Voting procedures will change after the Reorganization. Currently, Account Owners vote directly with respect to items affecting an Account. If the Reorganization is approved, Account Owners will vote indirectly by instructing Sun Life as to how to vote shares of the Portfolios held by the New UIT. Account Owners will complete voting instruction cards as opposed to proxy cards. Sun Life will vote the shares in accordance with the shareholder instructions pursuant to the requirements of the 1940 Act. Sun Life will vote the shares of the Portfolios held by the New UIT for which instructions are not provided in proportion to the instructions received from Account Owners. Due to proportional voting, if only a small number of votes are received from persons entitled to vote, that small number will decide the matter being voted on.

See “Voting Information” and “Quorum Requirements/Votes Necessary to Approve Proposals.”

Why is the Reorganization being proposed?

The Reorganization offers Account Owners the opportunity to participate in larger combined funds with the same investment objectives and substantially similar principal investment strategies and principal investment risks, and the potential for lower expenses as the result of fixed expenses being spread over the combined Portfolios’ larger asset bases. Further, the end result will be an organizational structure that is more common in the variable annuity industry than the current organization structure.

What are the key features of the Reorganization?

The Reorganization Agreement sets forth the key features of the Reorganization. For a complete description of the Reorganization, see Exhibit A. The Reorganization Agreement generally provides for the following:

•

Each Account will transfer all of its assets to the corresponding Portfolio. Each Portfolio will assume the corresponding Account’s stated liabilities other than liabilities associated with insurance obligations that will be assumed by the New UIT.

•	The Accounts will be restructured as sub-accounts of the New UIT. The New UIT will assume the Accounts’ stated liabilities associated with insurance obligations.

•

Each Portfolio will issue Initial Class shares to be held by the New UIT in an amount equal to the value of the assets that the Portfolio received from the corresponding Account, less the liabilities the Portfolio assumes. Immediately after the Reorganization, your indirect interest in a Portfolio will equal your previous direct interest in an Account.

•

Account Owners will retain their same Sun Life contract. The aggregate contract charges will not change for Account Owners. There will be no change in the value of your Contract and no change in your benefits under your Contract as a result of the Reorganization. The Reorganization also will not affect the features of the Contracts.

•	The Reorganization should not result in adverse tax consequences to Account Owners.

Will I have to pay any sales load, commission or other transaction fee in connection with the Reorganization?

Neither the Account Owners nor the Accounts will pay any fees or charges in connection with the Reorganization. MFS will pay all costs and expenses associated with effecting the Reorganization except for costs associated with repositioning. The Accounts and the Portfolios will bear any brokerage costs associated with repositioning each Account’s portfolio holdings as a result of the Reorganization. We anticipate these costs will be immaterial.

How does the Board of Managers recommend that I vote?

After careful consideration, the Board of Managers of each Account unanimously approved the proposed reorganization. The Board of Managers of each Account unanimously recommends that you vote “FOR” the proposed reorganization.

What happens if an Account’s owners do not approve the Reorganization?

In the event that Account Owners with an interest in an Account do not approve the Reorganization, that Account’s Board of Managers will determine what further action, if any, to take. It is anticipated, however, that the Reorganization would proceed with respect to those Accounts whose Account Owners did approve.

How do the Portfolios’ investment objectives, principal investment strategies and risks compare?

The investment objectives, principal investment strategies and risks of the Accounts are described below and are identical to those of the corresponding Portfolios, with exceptions related to the Capital Appreciation Variable Account and the Money Market Variable Account. With respect to the risks, Appendix 1 is a glossary providing information about each risk.

MONEY MARKET VARIABLE ACCOUNT (“MMVA”) AND MONEY MARKET PORTFOLIO

MMVA’s investment objective is to seek a high level of current income consistent with preservation of capital and liquidity.

MFS normally invests MMVA’s assets in U.S. dollar-denominated money market instruments and repurchase agreements. Money market instruments include bank certificates of deposit and other bank obligations, notes, commercial paper, asset-backed securities, U.S. and foreign government securities, and municipal instruments.

The principal risks of investing in MMVA are Interest Rate, Credit, Liquidity Risk, Bank Focus Risk, Municipal Risk, Foreign Exposure Risk, Investment Selection Risk, Counterparty and Third Party Risk, Liquidity Risk and Defensive Investing Risk.

Money Market Portfolio’s investment objective, principal investment strategies, principal investment risks and the types of securities in which it will invest are substantially similar to those of MMVA. The principal investment strategies of MMVA and Money Market Portfolio are substantially similar, but not identical. Unlike the Money Market Portfolio, in managing MMVA, MFS does not seek to maintain a single unit value of $1.00 per unit.

HIGH YIELD VARIABLE ACCOUNT (“HYVA”) AND HIGH YIELD PORTFOLIO

HYVA’s investment objective is to seek total return with an emphasis on high current income, but also considering capital appreciation.

MFS normally invests at least 80% of HYVA net assets in high income debt instruments.

MFS may invest up to 100% of HYVA’s assets in lower quality debt instruments.

MFS also may invest HYVA’s assets in foreign securities.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments.

The principal risks of investing in HYVA are Interest Rate Risk, Credit Risk, Foreign Risk, Derivatives Risk, Leveraging Risk, Investment Selection Risk, Counterparty and Third Party Risk, Liquidity Risk, Frequent Trading Risk and Defensive Investing Risk.

High Yield Portfolio’s investment objective, principal investment strategies, principal investment risks and the types of securities in which it will invest are identical to those of HYVA.

CAPITAL APPRECIATION VARIABLE ACCOUNT (“CAVA”) AND MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO

CAVA’s investment objective is to seek appreciation.

MFS normally invests CAVA’s assets primarily in equity securities.

MFS focuses on investing CAVA’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies).

While MFS may invest CAVA’s assets in companies of any size, MFS generally focuses on companies with large capitalizations.

MFS may invest CAVA’s assets in foreign securities.

The principal risks of investing in CAVA are Stock Market/Company Risk, Growth Company Risk, Foreign Risk, Investment Selection Risk, Counterparty and Third Party Risk, Liquidity Risk, Frequent Trading Risk and Defensive Investing Risk.

Massachusetts Investors Growth Stock Portfolio’s investment objective, principal investment strategies, principal investment risks and the types of securities in which it will invest are substantially similar, but not identical, to those of CAVA. While MFS invests CAVA’s assets primarily in equity securities, MFS will normally invests at least 80% of Massachusetts Investors Growth Stock Portfolio’s net assets in equity securities.

GOVERNMENT SECURITIES VARIABLE ACCOUNT (“GSVA”) AND GOVERNMENT SECURITIES PORTFOLIO

GSVA’s investment objective is to seek total return with an emphasis on current income, but also considering capital appreciation.

MFS normally invests at least 80% of GSVA’s net assets in U.S. Government securities and substantially all of its assets in investment grade debt instruments.

MFS may invest a relatively large percentage of GSVA’s assets in the debt instruments of a single issuer or a small number of issuers.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments.

The principal risk of investing in GSVA are Interest Rate Risk, Credit Risk, Issuer Focus Risk, Prepayment/Extension Risk, Inflation-Adjusting Risk, Derivatives Risk, Leveraging Risk, Investing Selection Risk, Counterparty and Third Party Risk, Liquidity Risk, Frequent Trading Risk and Defensive Investing Risk.

Government Securities Portfolio’s investment objective, principal investment strategies, principal investment risks and the types of securities in which it will invest are identical to those of GSVA.

GLOBAL GOVERNMENTS VARIABLE ACCOUNT (“GGVA”) AND GLOBAL GOVERNMENTS PORTFOLIO

GGVA’s investment objective is to seek total return with an emphasis on current income, but also considering capital appreciation.

MFS normally invests at least 80% of GGVA’s net assets in U.S. and foreign government securities and may invest more than 25% of GGVA’s assets in one country or a limited number of countries.

MFS generally invests substantially all of GGVA’s assets in investment grade debt instruments.

GGVA is a non-diversified investment management company.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments.

The principal risks of investing in GGVA are Interest Rate Risk, Credit Risk, Foreign and Emerging Markets Risk, Currency Risk, Geographic Concentration Risk, Non-Diversification Risk, Prepayment/Extension Risk, Inflation-Adjusting Risk, Derivatives Risk, Leveraging Risk, Investment Selection Risk, Counterparty and Third Party Risk, Liquidity Risk, Frequent Trading Risk and Defensive Investing Risk.

Global Governments Portfolio’s investment objective, principal investment strategies, principal investment risk and the types of securities in which it will invest are identical to those of GGVA.

TOTAL RETURN VARIABLE ACCOUNT (“TRVA”) AND TOTAL RETURN PORTFOLIO

TRVA’s investment objective is to seek total return.

MFS seeks to invest between 40% and 75% of TRVA’s assets in equity securities and at least 25% of its assets in fixed income senior securities.

MFS focuses on investing TRVA’s assets in the stocks of companies that it believes are undervalued compared to their perceived worth (value companies).

While MFS may invest TRVA’s assets in companies of any size, MFS generally focuses on companies with large capitalizations and generally invests substantially all of its debt investments in investment grade debt instruments.

MFS may invest TRVA’s assets in foreign securities.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments.

The principal risks of investing in TRVA are Stock Market and Company Risk, Value Company Risk, Interest Rate Risk, Credit Risk, Foreign Risk, Prepayment/Extension Risk, Inflation-Adjusting Risk, Municipal Risk, Derivatives Risk, Leveraging Risk, Investment Selection Risk, Counterparty and Third Party Risk, Liquidity Risk, Frequent Trading Risk and Defensive Investing Risk.

Total Return Portfolio’s investment objective, principal investment strategies, principal investment risks and the types of securities in which it will invest are identical to those of TRVA.

How do the fees and expenses of the Accounts and the Portfolios compare?

Each Account offers only one class of shares through two contracts, Compass 2 and Compass 3, the latter of which has two levels (Compass 3 and Compass 3–Level 2), while each Portfolio of the Trust offers two classes of shares, Initial Class and Service Class shares. Compass 3–Level 2 refers to values after the seventh contract anniversary where a distribution expense risk charge is no longer deducted from the Account. After the Reorganization, the New UIT will be invested in the Initial Class shares of the Portfolios. While Account Owners will not own the shares directly, Account Owners will have an indirect interest through their ownership of Contracts or certificates. Account Owners will not pay any initial or deferred sales charge in connection with the Reorganization.

The following tables allow you to compare the various fees and expenses that you may pay for buying and holding shares of each of the Portfolios. The second and third columns of each table show the fees and expenses associated with the shares of the named Variable Account and the corresponding Portfolio, respectively, for the year ended December 31, 2010. The last column of each table shows the estimated fees and expenses for the named Portfolio assuming the Reorganization takes place. The amounts in the last column are based on what the estimated expenses of such Portfolio Initial Class would have been for the year ended December 31, 2010, after giving effect to the proposed Reorganization.

THESE TABLES DO NOT REFLECT THE VARIABLE ANNUITY CONTRACT-RELATED CHARGES AND FEES SUN LIFE ASSESSES BECAUSE THESE CHARGES AND FEES WILL REMAIN THE SAME WHETHER OR NOT EACH ACCOUNT REORGANIZATION TAKES PLACE.

MONEY MARKET VARIABLE ACCOUNT AND MFS MONEY MARKET PORTFOLIO

Annual Total Operating Expenses(1)

Fiscal Year Ending December 31, 2010

	MMVA	Money Market Portfolio Initial Class	Money Market Portfolio Initial Class (Pro Forma)
Annual Fund Operating Expenses (as a % of the average daily net assets in the separate account or fund, as applicable)
Management Fees	0.50%	0.50%	0.50%
Distribution (12b-1) Fees	N/A	N/A	N/A
Other Expenses(2)	0.26%	0.09%	0.09%
Total Annual Fund Operating Expenses	0.76%	0.59%	0.59%
Fee Reductions and/or Expense Reimbursements(3)	0.11%	0.02%	0.02%
Total Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements(3)	0.65%	0.57%	0.57%

(1)	Expenses computed for the twelve-month period ended December 31, 2010, the Account’s and the Portfolio’s most recent fiscal year end.
(2)	MMVA and Money Market Portfolio have entered into an expense offset arrangement that reduces the Account’s and the Portfolio’s custodian fee based upon the amount of cash maintained by the Account and the Portfolio with its custodian. Such fee reduction is not reflected in the table. Had this fee reduction been taken into account, “Total Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements” would be lower.
(3)

With respect to MMVA, MFS has agreed in writing to reduce its management fee to 0.45% in excess of $500 million of MMVA’s average daily net assets annually. This arrangement will continue until modified by a vote of MMVA’s contract owners. MFS has also agreed in writing to assume and bear MMVA’s “Total Annual Fund Operating Expenses” which exceed 1.25% of MMVA’s average daily net assets annually. This expense limitation agreement excludes interest, taxes, portfolio brokerage commissions, and to the extent permitted, extraordinary expenses, and mortality and expense risk charges, distribution expense risk charges, and contract maintenance charges payable to Sun Life. This agreement is contained in MMVA’s Investment Advisory Agreement and cannot be changed without a vote of MMVA’s contract owners. In addition, MFS has agreed in writing to bear MMVA’s “Total Annual Fund Operating Expenses” such that MMVA’s “Total Annual Fund Operating Expenses” do not exceed 0.65% of MMVA’s average daily net assets annually. This expense limitation agreement excludes interest, taxes, brokerage and transaction costs, extraordinary expenses, investment-related expenses, mortality and expense risk charges, distribution expense risk charges and contract maintenance charges payable to Sun Life and will continue until April 30, 2013. With respect to Money Market Portfolio, MFS has agreed in writing to reduce its management fee to 0.45% in excess of $500 million of Money Market Portfolio’s average daily net assets annually. This arrangement will continue until modified by a vote of Money Market Portfolio’s shareholders. MFS has agreed in writing to assume and bear Money Market Portfolio’s “Total Annual Fund Operating Expenses” which exceed 1.25% of Money Market Portfolio’s average daily net assets annually. This expense limitation agreement excludes interest, taxes, brokerage commissions, and extraordinary expenses. This agreement is contained in Money Market Portfolio’s Investment Advisory Agreement and cannot be changed without a vote of Money Market Portfolio’s shareholders. MFS has also agreed in writing to bear expenses such that “Total Annual Fund Operating Expenses” for Money Market Portfolio do not exceed 0.57% for Initial Class shares. This expense limitation agreement excludes interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses, and will continue until April 30, 2013.

During the year ended December 31, 2010, MFS voluntarily waived receipt of $122,209 of the MMVA’s management fee and $1,108,139 of the Money Market Portfolio’s management fee, in order to avoid a negative yield.

At a Board of Trustees meeting held on July 13, 2011, the Trustees voted to solicit approval of a new investment advisory agreement between the Money Market Portfolio and MFS. The current agreement provides that MFS will bear this Portfolio’s operating expenses, excluding interest, taxes, brokerage commissions and extraordinary expenses, which exceed 1.25% of the average net assets of such Portfolio incurred during any fiscal year. The proposed agreement would make no change in the management fee schedule, but would not contain such an expense limitation agreement. Rather, MFS intends to continue its current practice of negotiating an expense limitation arrangement with the Trustees. Currently, MFS has agreed to an expense limitation of 0.57% through April 30, 2013 for Initial Class shares.

HIGH YIELD VARIABLE ACCOUNT AND MFS HIGH YIELD PORTFOLIO

Annual Total Operating Expenses(1)

Fiscal Year Ending December 31, 2010

	HYVA	High Yield Portfolio Initial Class	High Yield Portfolio Initial Class (Pro Forma)
Annual Fund Operating Expenses (as a % of the average daily net assets in the separate account or fund, as applicable)
Management Fees	0.75%	0.75%	0.75%
Distribution (12b-1) Fees	N/A	N/A	N/A
Other Expenses(2)	0.32%	0.13%	0.13%
Total Annual Fund Operating Expenses	1.07%	0.88%	0.88%
Fee Reductions and/or Expense Reimbursements(3)	0.17%	0.05%	0.05%
Total Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements(3)	0.90%	0.83%	0.83%

(1)	Expenses computed for the twelve-month period ended December 31, 2010, the Account’s and the Portfolio’s most recent fiscal year end.
(2)	HYVA and High Yield Portfolio have entered into an expense offset arrangement that reduces the Account’s and the Portfolio’s custodian fee based upon the amount of cash maintained by the Account and the Portfolio with its custodian. Such fee reduction is not reflected in the table. Had this fee reduction been taken into account, “Total Separate Account and Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements” would be lower.
(3)	With respect to HYVA, MFS has agreed in writing to reduce its management fee to 0.675% in excess of $300 million of HYVA’s average daily net assets annually. This arrangement will continue until modified by a vote of the HYVA’s contract owners. MFS has also agreed in writing to reduce its management fee for HYVA to 0.70% annually of the first $300 million of the HYVA’s average daily net assets until April 30, 2013. MFS has further agreed in writing to assume and bear HYVA’s “Total Annual Fund Operating Expenses” which exceed 1.25% annually of HYVA’s average daily net assets. This expense limitation excludes interest, taxes, portfolio brokerage commissions, to the extent permitted, extraordinary expenses, and mortality and expense risk charges, distribution expense risk charges, and contract maintenance charges payable to Sun Life, and will continue until modified by a vote of the HYVA’s contract owners. In addition, MFS has agreed in writing to bear HYVA’s “Total Annual Fund Operating Expenses” such that HYVA’s “Total Annual Fund Operating Expenses” do not exceed 0.90% annually of HYVA’s average daily net assets. This expense limitation agreement excludes interest, taxes, brokerage and transaction costs, extraordinary expenses, investment related expenses, mortality and expense risk charges, distribution expense risk charges, and contract maintenance charges payable to Sun Life and will continue until April 30, 2013. With respect to High Yield Portfolio, MFS has agreed in writing to reduce its management fee to 0.70% of the first $1 billion of High Yield Portfolio’s average daily net assets annually, and 0.65% in excess of $1 billion of High Yield Portfolio’s average daily net assets annually. This written agreement will remain in effect until modified by a vote of the Fund’s shareholders. MFS has also agreed in writing to assume and bear High Yield Portfolio’s “Total Annual Fund Operating Expenses” which exceed 1.25% annually of High Yield Portfolio’s average daily net assets. This expense limitation agreement excludes interest, taxes, brokerage commissions, and extraordinary expenses. This agreement is contained in High Yield Portfolio’s Investment Advisory Agreement and cannot be changed without a vote of High Yield Portfolio’s shareholders.

At a Board of Trustees meeting held on July 13, 2011, the Trustees voted to solicit approval of a new investment advisory agreement between the High Yield Portfolio and MFS. The current agreement provides that MFS will bear this Portfolio’s operating expenses, excluding interest, taxes, brokerage commissions and extraordinary expenses, which exceed 1.25% of the average net assets of such Portfolio incurred during any fiscal year. The proposed agreement would make no change in the management fee schedule, but would not contain such an expense limitation agreement. Rather, MFS intends to continue its current practice of negotiating an expense limitation arrangement with the Trustees. Currently, MFS has agreed to an expense limitation of 1.00% through April 30, 2013 for Initial Class shares.

CAPITAL APPRECIATION VARIABLE ACCOUNT

AND MFS MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO

Annual Total Operating Expenses(1)

Fiscal Year Ending December 31, 2010

	CAVA	Massachusetts Investors Growth Stock Portfolio Initial Class	Massachusetts Investors Growth Stock Portfolio Initial Class (Pro Forma)
Annual Fund Operating Expenses (as a % of the average daily net assets in the separate account or fund, as applicable)
Management Fees	0.75%	0.75%	0.75%
Distribution (12b-1) Fees	N/A	N/A	N/A
Other Expenses(2)	0.13%	0.11%	0.10%
Total Annual Fund Operating Expenses	0.88%	0.86%	0.85%
Fee Reductions and/or Expense Reimbursements(3)	n/a	0.04%	0.03%
Total Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements(3)	0.88%	0.82%	0.82%

(1)	Expenses computed for the twelve-month period ended December 31, 2010, the Account’s and the Portfolio’s most recent fiscal year end.
(2)	CAVA and Massachusetts Investors Growth Stock Portfolio have entered into an expense offset arrangement that reduces the Account’s and the Portfolio’s custodian fee based upon the amount of cash maintained by the Account and the Portfolio with its custodian. Such fee reduction is not reflected in the table. Had this fee reduction been taken into account, “Total Separate Account and Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements” would be lower.
(3)	With respect to CAVA, MFS has agreed in writing to reduce its management fee to 0.675% in excess of $300 million of CAVA’s average daily net assets annually. This arrangement will continue until modified by a vote of the CAVA’s contract owners. MFS has also agreed in writing to assume and bear CAVA’s “Total Annual Fund Operating Expenses” which exceed 1.25% of CAVA’s average daily net assets annually. This expense limitation excludes interest, taxes, portfolio brokerage commissions, and to the extent permitted, extraordinary expenses, and mortality and expense risk charges, distribution expense risk charges, and contract maintenance charges payable to Sun Life, and will continue until modified by a vote of the CAVA’s contract owners. With respect to Massachusetts Investors Growth Stock Portfolio, MFS has agreed in writing to reduce its management fee to 0.65% in excess of $1 billion of Massachusetts Investors Growth Stock Portfolio’s average daily net assets annually until modified by a vote of the Massachusetts Investors Growth Stock Portfolio’s shareholders. In addition, MFS has agreed in writing to bear expenses such that “Total Annual Fund Operating Expenses,” determined without giving effect to the expense offset arrangement described above, do not exceed 0.82% for Initial Class shares. This agreement excludes interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses, and will continue until April 30, 2013.

GOVERNMENT SECURITIES VARIABLE ACCOUNT

AND MFS GOVERNMENT SECURITIES PORTFOLIO

Annual Total Operating Expenses(1)

Fiscal Year Ending December 31, 2010

	GSVA	MFS Government Securities Initial Class	Government Securities Initial Class (Pro Forma)
Annual Fund Operating Expenses (as a % of the average daily net assets in the separate account or fund, as applicable)
Management Fees	0.55%	0.55%	0.55%
Distribution (12b-1) Fees	N/A	N/A	N/A
Other Expenses(2)	0.22%	0.09%	0.09%
Total Annual Fund Operating Expenses	0.77%	0.64%	0.64%
Fee Reductions and/or Expense Reimbursements(3)	N/A	N/A	N/A
Total Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements(3)	0.77%	0.64%	0.64%

(1)	Expenses computed for the twelve-month period ended December 31, 2010, the Account’s and the Portfolio’s most recent fiscal year end.
(2)	GSVA and Government Securities Portfolio have entered into an expense offset arrangement that reduces the Account’s and the Portfolio’s custodian fee based upon the amount of cash maintained by the Account and the Portfolio with its custodian. Such fee reduction is not reflected in the table. Had this fee reduction been taken into account, “Total Separate Account and Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements” would be lower.
(3)

With respect to GSVA, MFS has agreed in writing to reduce its management fee to 0.495% in excess of $300 million of GSVA’s average daily net assets annually. This arrangement will continue until modified by a vote of the GSVA’s contract owners. MFS has also agreed in writing to assume and bear GSVA’s “Total Annual Fund Operating Expenses” which exceed 1.25% of GSVA’s average daily net assets annually. This expense limitation excludes interest, taxes, portfolio brokerage commissions, and to the extent permitted, extraordinary expenses, and mortality and expense risk charges, distribution expense risk charges and contract maintenance charges payable to Sun Life, and will continue until modified by a vote of the GSVA’s contract owners. With respect to Government Securities Portfolio, MFS has agreed in writing to reduce its management fee to 0.50% in excess of $1 billion of Government Securities Portfolio’s average daily net assets annually. This written agreement will remain in effect until modified by a vote of the Government Securities Portfolio’s shareholders. In addition, MFS has agreed in writing to assume and bear Government Securities

Portfolio’s “Total Annual Fund Operating Expenses” which exceed 1.25% of Government Securities Portfolio’s average daily net assets annually. This expense limitation agreement excludes interest, taxes, brokerage commissions, and extraordinary expenses. This agreement is contained in Government Securities Portfolio’s Investment Advisory Agreement and cannot be changed without a vote of Government Securities Portfolio’s shareholders.

At a Board of Trustees meeting held on July 13, 2011, the Trustees voted to solicit approval of a new investment advisory agreement between the Government Securities Portfolio and MFS. The current agreement provides that MFS will bear this Portfolio’s operating expenses, excluding interest, taxes, brokerage commissions and extraordinary expenses, which exceed 1.25% of the average net assets of such Portfolio incurred during any fiscal year. The proposed agreement would make no change in the management fee schedule, but would not contain such an expense limitation agreement. Rather, MFS intends to continue its current practice of negotiating an expense limitation arrangement with the Trustees. Currently, MFS has agreed to an expense limitation of 1.00% through April 30, 2013 for Initial Class shares. In addition, MFS has agreed to an expense limitation of 0.61% for Initial Class shares through April 30, 2014 in the event that the reorganization of GSVA into Government Securities Portfolio is consummated.

GLOBAL GOVERNMENTS VARIABLE ACCOUNT

AND MFS GLOBAL GOVERNMENTS PORTFOLIO

Annual Total Operating Expenses(1)

Fiscal Year Ending December 31, 2010

	GGVA	Global Governments Portfolio Initial Class	MFS Global Governments Portfolio Initial Class (Pro Forma)
Annual Fund Operating Expenses (as a % of the average daily net assets in the separate account or fund, as applicable)
Management Fees	0.75%	0.75%	0.75%
Distribution (12b-1) Fees	N/A	N/A	N/A
Other Expenses(2)	1.64%	0.40%	0.40%
Total Annual Fund Operating Expenses	2.39%	1.15%	1.15%
Fee Reductions and/or Expense Reimbursements(3)	1.14%	N/A	N/A
Total Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements(3)	1.25%	1.15%	1.15%

(1)	Expenses computed for the twelve-month period ended December 31, 2010, the Account’s and the Portfolio’s most recent fiscal year end.
(2)	GGVA and Global Governments Portfolio have entered into an expense offset arrangement that reduces the Account’s and the Portfolio’s custodian fee based upon the amount of cash maintained by the Account and the Portfolio with its custodian. Such fee reduction is not reflected in the table. Had this fee reduction been taken into account, “Total Separate Account and Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements” would be lower.
(3)	With respect to GGVA, MFS has agreed in writing to assume and bear GGVA’s “Total Annual Fund Operating Expenses” which exceed 1.25% of GGVA’s average daily net assets annually. This expense limitation excludes interest, taxes, portfolio brokerage commissions, and to the extent permitted, extraordinary expenses, and mortality and expense risk charges, distribution expense risk charges, and contract maintenance charges payable to Sun Life, and will continue until modified by a vote of the GGVA’s contract owners. With respect to Global Governments Portfolio, MFS has agreed in writing to assume and bear Global Governments Portfolio’s ”Total Annual Fund Operating Expenses” which exceed 1.25% of Global Governments Portfolio’s average daily net assets annually. This expense limitation agreement excludes interest, taxes, brokerage commissions, and extraordinary expenses. This agreement is contained in Global Governments Portfolio’s Investment Advisory Agreement and cannot be changed without a vote of Global Governments Portfolio’s shareholders.

At a Board of Trustees meeting held on July 13, 2011, the Trustees voted to solicit approval of a new investment advisory agreement between the Global Governments Portfolio and MFS. The current agreement provides that MFS will bear this Portfolio’s operating expenses, excluding interest, taxes, brokerage commissions and extraordinary expenses, which exceed 1.25% of the average net assets of such Portfolio incurred during any fiscal year. The proposed agreement would make no change in the management fee schedule, but would not contain such an expense limitation agreement. Rather, MFS intends to continue its current practice of negotiating an expense limitation arrangement with the Trustees. Currently, MFS has agreed to an expense limitation of 1.00% through April 30, 2015 for Initial Class shares.

TOTAL RETURN VARIABLE ACCOUNT AND MFS TOTAL RETURN PORTFOLIO

Annual Total Operating Expenses(1)

Fiscal Year Ending December 31, 2010

	TRVA	Total Return Portfolio Initial Class	Total Return Portfolio Initial Class (Pro Forma)
Annual Fund Operating Expenses (as a % of the average daily net assets in the separate account or fund, as applicable)
Management Fees	0.75%	0.69%	0.68%
Distribution (12b-1) Fees	N/A	N/A	N/A
Other Expenses(2)	0.18%	0.08%	0.08%
Total Annual Fund Operating Expenses	0.93%	0.77%	0.76%
Fee Reductions and/or Expense Reimbursements(3)	0.08%	0.03%	0.02%
Total Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements(3)	0.85%	0.74%	0.74%

(1)	Expenses computed for the twelve-month period ended December 31, 2010, the Account’s and the Portfolio’s most recent fiscal year end.
(2)	TRVA and Total Return Portfolio have entered into an expense offset arrangement that reduces the Account’s and the Portfolio’s custodian fee based upon the amount of cash maintained by the Account and the Portfolio with its custodian. Such fee reduction is not reflected in the table. Had this fee reduction been taken into account, “Total Separate Account and Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements” would be lower.
(3)	With respect to TRVA, MFS has agreed in writing to assume and bear TRVA’s “Total Annual Fund Operating Expenses” which exceed 1.25% of TRVA’s average daily net assets annually. This expense limitation agreement excludes interest, taxes, portfolio brokerage commissions, and to the extent permitted, extraordinary expenses, and mortality and expense risk charges, distribution expense risk charges, and contract maintenance charges payable to Sun Life. This agreement is contained in TRVA’s Investment Advisory Agreement and cannot be changed without a vote of TRVA’s contract owners. In addition, MFS has agreed in writing to bear TRVA’s “Total Annual Fund Operating Expenses” such that TRVA’s “Total Annual Fund Operating Expenses” do not exceed 0.85% of TRVA’s average daily net assets annually. This expense limitation agreement excludes interest, taxes, brokerage and transaction costs, extraordinary expenses, investment-related expenses, mortality and expense risk charges, and contract maintenance charges payable to Sun Life and will continue until April 30, 2013. With respect to Total Return Portfolio, MFS has agreed in writing to reduce its management fee to 0.60% in excess of $1 billion of Total Return Portfolio’s average daily net assets annually. This arrangement will continue until modified by a vote of the Total Return Portfolio’s shareholders. MFS has also agreed in writing to assume and bear Total Return Portfolio’s “Total Annual Fund Operating Expenses” which exceed 1.25% of Total Return Portfolio’s average daily net assets annually. This expense limitation agreement excludes interest, taxes, brokerage commissions, and extraordinary expenses. This agreement is contained in Total Return Portfolio’s Investment Advisory Agreement and cannot be changed without a vote of Total Return Portfolio’s shareholders. MFS has also agreed in writing to bear expenses such that “Total Annual Fund Operating Expenses” for Total Return Portfolio do not exceed 0.74% for Initial Class shares. This expense limitation agreement excludes interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses, and will continue until April 30, 2013.

At a Board of Trustees meeting held on July 13, 2011, the Trustees voted to solicit approval of a new investment advisory agreement between the Total Return Portfolio and MFS. The current agreement provides that MFS will bear this Portfolio’s operating expenses, excluding interest, taxes, brokerage commissions and extraordinary expenses, which exceed 1.25% of the average net assets of such Portfolio incurred during any fiscal year. The proposed agreement would make no change in the management fee schedule, but would not contain such an expense limitation agreement. Rather, MFS intends to continue its current practice of negotiating an expense limitation arrangement with the Trustees. Currently, MFS has agreed to an expense limitation of 0.74% through April 30, 2013 for Initial Class shares.

EXAMPLES

The tables below show examples of the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The examples are intended to help you compare the cost of investing in the Accounts (shown in the first row of each table), the Portfolios of the Trust currently (shown in the second row of each table), and the Portfolios of the Trust assuming each Reorganization takes place (shown in the third row of each table). The examples assume a 5% average annual return, that you redeem all of your shares at the end of each time period, and that you reinvest all of your dividends. The following also assumes that total annual operating expenses remain the same throughout all periods, except that contractual fee waivers are reflected only for the length of the contractual limit in the pro forma example for the Fund.

THE EXAMPLES ARE FOR ILLUSTRATION ONLY AND YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER.

THE EXAMPLES DO NOT REFLECT CONTRACT-RELATED FEES AND CHARGES SUN LIFE ASSESSES UNDER YOUR VARIABLE ANNUITY CONTRACTS. IF THOSE FEES AND EXPENSES HAD BEEN INCLUDED, YOUR COSTS WOULD BE HIGHER.

	1 Year	3 Years	5 Years	10 Years
Capital Appreciation Variable Account	$90	$281	$488	$1,084
Massachusetts Investors Growth Stock Portfolio
Initial Class	$84	$267	$470	$1,054
Massachusetts Investors Growth Stock Portfolio (Pro Forma Combined)
Initial Class	$84	266	466	$1,044
Global Governments Variable Account	$127	$397	$686	$1,511
Global Governments Portfolio
Initial Class	$117	$365	$633	$1,398

	1 Year	3 Years	5 Years	10 Years
Global Governments Portfolio (Pro Forma Combined)
Initial Class	$117	$365	$633	$1,398
Government Securities Variable Account	$79	$246	$428	$954
Government Securities Portfolio
Initial Class	$65	$205	$357	$798
Government Securities Portfolio (Pro Forma Combined)
Initial Class	$65	$205	$357	$798
High Yield Variable Account	$92	$312	$562	$1,280
High Yield Portfolio
Initial Class	$85	$265	$460	$1,025
High Yield Portfolio (Pro Forma Combined)
Initial Class	$85	$265	$460	$1,025
Money Market Variable Account	$66	$224	$404	$925
Money Market Portfolio
Initial Class	$58	$186	$326	$735
Money Market Portfolio (Pro Forma Combined)
Initial Class	$58	$186	$326	$735
Total Return Variable Account	$87	$283	$502	$1,131
Total Return Portfolio
Initial Class	$76	$238	$415	$928
Total Return Portfolio (Pro Forma Combined)
Initial Class	$76	$237	$411	$918

Who will be the investment adviser of my Portfolio(s) after the Reorganization? What are the advisory fees for the Accounts and the Portfolios?

MFS, located at 500 Boylston Street, Boston, Massachusetts, serves as the investment adviser for each Portfolio. MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc. which in turn is an indirect majority-owned subsidiary of Sun Life Financial Inc.

The table shows the effective fee rate that each Account and the corresponding Portfolio paid to their respective advisers for the year ended December 31, 2010.

Effective advisory fee rate for the year ended December 31, 2010

Money Market Variable Account	0.50%*	Money Market Portfolio	0.50%*
High Yield Variable Account	0.70%	High Yield Portfolio	0.70%
Capital Appreciation Variable Account	0.75%	Massachusetts Investors Growth Stock Portfolio	0.75%
Government Securities Variable Account	0.55%	Government Securities Portfolio	0.55%
Global Governments Variable Account	0.75%	Global Governments Portfolio	0.75%
Total Return Variable Account	0.75%	Total Return Portfolio	0.67%

*	This excludes MFS’ voluntary management fee waiver to avoid a negative yield. The effective management fee for MMVA and the Money Market Portfolio would have been 0.111% and 0.20%, respectively, if this voluntary waiver had been included.

What will be the primary federal tax consequences of the Reorganization?

The Reorganization is intended to qualify as a tax-free transaction for federal income tax purposes. Assuming the Reorganization qualifies for such treatment, each Account Owner will not recognize taxable income as a result of the Reorganization. As a condition to the closing of the Reorganization, the Accounts will receive an opinion of counsel to the effect that the Reorganization will qualify as a tax-free transaction for federal income tax purposes, which opinion will be based on customary representations made by parties to the Reorganization. You should separately consider any state, local and other tax consequences in consultation with your tax advisor. Opinions of counsel are not binding on the Internal Revenue Service or the courts.

Dividends and Distributions

The Accounts and the Portfolios of the Trust both declare and pay dividends from net investment income and net realized capital gains each year to their shareholders. A Portfolio may distribute net realized capital gains only once a year. As described in more detail in “More Information About the Accounts and the Trust – Distributions” below, all dividends and distributions are reinvested automatically in additional units/shares of the same class of the Account/Portfolio at net asset value.

Shareholder Voting Rights

The Accounts do not generally hold annual meetings of their Account Owners. Neither does the Trust hold annual shareholder meetings. The 1940 Act requires that a shareholder meeting be called for the purpose of electing Managers/Trustees at such time as less than a majority of Managers/Trustees holding office have been elected by shareholders. Meetings of the contractowners/shareholders may be called at any time by the Board of Managers/Trustees or by the chairperson of the Board or of the Accounts/Trust. To the extent required by the 1940 Act, meetings of the shareholders for the purpose of voting on the removal of any Trustees shall be called promptly by the Trustees upon the written request of shareholders holding at least 10% of the outstanding shares of the Trust entitled to vote.

Appraisal Rights

Under the laws of the State of Delaware, Account Owners do not have appraisal rights in connection with a combination or acquisition of the assets of another fund. Under the laws of the Commonwealth of Massachusetts, shareholders of the Trust do not have appraisal rights in connection with an acquisition of the assets of another fund.

DESCRIPTION OF FEATURES OF COMPASS 2 AND

COMPASS 3 VARIABLE ANNUITY CONTRACTS

The following presents a brief description of the Compass 2 and Compass 3 Contracts. Currently the Accounts referenced in the Contracts are managed separate accounts which directly hold portfolio securities. Except that, as part of the Reorganization, the Accounts will become sub-accounts of a UIT separate account which will hold shares of Trust portfolios which in turn will hold portfolio securities, the Reorganization will not result in any change in the features of the Contracts, with the exception of voting rights as described above, in the rights of Account Owners under those Contracts. (See “Will the Reorganization result in change in Voting Procedures?”). Greater detail regarding the Contracts is provided in the Prospectuses for the Accounts, which are incorporated herein by reference.

The Contracts are flexible payment nonparticipating deferred combination variable and fixed annuity contracts which permit allocation to six variable investment options and a fixed account option. Subject to certain conditions Account Owners can transfer Account Value among the variable investment options and between the fixed account option and one or more variable investment options. The Contracts are no longer being offered for sale, but additional payments may be made on certain outstanding Contracts.

Death Benefit

Before annuity payments begin, a death benefit is payable if the Annuitant dies.

The death benefit is equal to the greatest of:

1.	the value of your Accumulation Account;

2.	the total Purchase Payments made under the Contract reduced by all withdrawals; and

3.	unless prohibited by applicable state law, the value of your Accumulation Account on the fifth Contract Anniversary for Compass 2 Contracts (seven year Contract Anniversary, immediately preceding the death of the annuitant, for Compass 3 Contracts), adjusted for any Purchase Payments or cash withdrawal payments made and Contract charges assessed after such fifth (or such seven year) Contract Anniversary.

Annuity Options

Under the Compass 2 and Compass 3 Contracts, while the Annuitant is alive, the Contract Owner may select one or more of the following annuity options:

Annuity Option A. Life Annuity: Monthly payments during the lifetime of the Payee.

Annuity Option B. Life Annuity with 60, 120, 180 or 240 Monthly Payments Certain: Monthly payments during the lifetime of the Payee and in any event for 60, 120, 180 or 240 months certain as elected.

Annuity Option C. Joint and Survivor Annuity: Monthly payments during the joint lifetime of the Payee and the designated second person and during the lifetime of the survivor. During the lifetime of the survivor, variable monthly payments, if any, will be determined using the percentage chosen at the time of the election of this option of the number of each type of Annuity Unit credited to the Contract and each fixed monthly payment, if any, will be equal to the same percentage of the fixed monthly payment payable during the joint lifetime of the Payee and the designated second person.

Annuity Option D. Fixed Payments for a Specified Period Certain: Fixed monthly payments for a specified period of time (at least five years but not exceeding 30 years), as elected.

Annuity Option E. Fixed Payments: The amount applied will provide fixed payments in accordance with this option at interest. Fixed payments will be made in such amounts and at such times (at least over a period of five years) as have been agreed upon and will continue until the amount held with interest is exhausted. Interest will be credited yearly on the amount remaining unpaid at a rate which is determined from time to time but which shall not be less than 4% per year compounded annually. The rate so determined may be changed at any time; however, the rate may not be reduced more frequently than once during each calendar year.

Cash Withdrawals

Before annuity payments have commenced and subject to a possible withdrawal charge during the first five years after a purchase payment is made under a Compass 2 Contract (seven years for Compass 3 Contracts) Contract Owners may withdraw any or all of the value under their Contracts.

INFORMATION ABOUT THE REORGANIZATION

Reasons for the Reorganization

The Reorganization is being proposed because it offers Account Owners the opportunity to participate in larger resulting Portfolios with the same investment objectives, the same or substantially similar investment strategies and principal risks. There is also the potential for lower expenses as the result of fixed expenses being spread over each resulting Portfolio’s larger asset base. The larger asset base in the Portfolios in which Account Owners will be invested can be expected to increase investment opportunities and broaden diversification of the funding medium for their contracts. As can be seen in the chart below, as of December 31, 2010, the net assets of each Account was substantially smaller than that of the corresponding Portfolio,

	Assets as of December 31, 2010 ($ millions)
Money Market Variable Account	$28	$342	MFS Money Market Portfolio
High Yield Variable Account	41	224	MFS High Yield Portfolio
Capital Appreciation Variable Account	130	500	MFS Massachusetts Investors Growth Stock Portfolio
Government Securities Variable Account	56	669	MFS Government Securities Portfolio
Global Governments Variable Account	6	33	MFS Global Governments Portfolio
Total Return Variable Account	99	1406	MFS Total Return Portfolio

Board Considerations

At the July 13, 2011 meeting of the Board of Managers (the “Board”) for each Account, representatives of Sun Life and MFS presented the Reorganization to the Board. Prior to the meeting the Board had received materials prepared by MFS, with assistance from Sun Life, regarding the reasons for the Reorganization and details concerning each of the six Accounts proposed to be acquired and the Portfolios which are the proposed acquirers. MFS explained that the Reorganization was being proposed because it offers Account Owners the opportunity to participate in larger resulting Portfolios with the same investment objectives and principal risks, and the same or substantially similar principal investment strategies. In addition, the Board was advised that there is the potential for lower expenses as the result of fixed expenses being spread over each resulting Portfolio’s larger asset base. The larger asset base in the Portfolios in which Account Owners will be invested can be expected to increase investment opportunities and broaden diversification of the funding medium for their contracts.

Further, it was explained that the end result of the Reorganization will be an organizational structure for Account Owners that is more common in the variable annuity and variable life insurance industries than the current organization structure. All of Sun Life’s other individual variable annuity and variable life insurance products are structured with two tiers or levels; namely, the insurance company separate account purchases shares of mutual funds and those mutual funds hold diverse portfolios of investments. Currently, the Accounts have a one-tier structure consisting of an insurance company separate account that invests directly in a diverse portfolio of investments. The Reorganization will move the Accounts from a one-tier structure to the more common two-tiered structure. In addition, MFS and Sun Life will achieve certain efficiencies as a result of no longer having to maintain the Accounts’ current single tier structure. At the same time, there will be no change in the Contracts or in the rights of Account Owners (with the exception of voting rights as described above) under those Contracts after the Reorganization.

All of the Managers who are not “interested persons” (as such term is defined in the 1940 Act) (the “Independent Managers”) met separately with their independent legal counsel to review and consider the proposed Reorganization, information about the Accounts and the Portfolios and the supporting materials provided. Among other matters, independent legal counsel advised the Independent Managers of the findings that would need to be made by the Board under Rule 17a-8 under the 1940 Act to approve the merger of the Accounts and the Portfolios which are affiliates.

The Board concluded that participation in the Reorganization is in the best interests of each Account and that the interests of Contract Owners and Payees will not be diluted as a result of the Reorganization. In reaching this conclusion, the Board considered a number of factors, including:

•

that, with the exception of voting rights as described above, the contractual rights of Account Owners following the Reorganization would not differ from their rights prior to the Reorganization. Immediately after the Reorganization, the value of each contract would be the same as before the Reorganization;

•

immediately after the Reorganization, each Account Owner will have an interest in a Portfolio whose investment objective, principal investment strategies, and risk factors are substantially identical to those of the Account in which they currently have an interest;

•

MFS’ representation that the larger asset base of the Portfolios after the Reorganization should increase investment opportunities and broaden diversification of the underlying investment options for the Contracts and had the potential for reducing the expense ratios of the Portfolios, which currently are lower than, and in one case the same as, the expense ratios for the corresponding Accounts;

•	that MFS advised both the Accounts and the corresponding Portfolios using the same portfolio manager(s);

•	that MFS has agreed to pay all costs and expenses associated with effecting the Reorganization other than certain brokerage and repositioning costs which are expected to be minimal;

•

that MFS has agreed to bear Government Securities Portfolio’s operating expenses, excluding interest, taxes, brokerage and transaction costs, extraordinary expenses, and investment-related expenses which exceed 0.61% for Initial Class shares of the average net assets of such Portfolio through April 30, 2014 in the event that the reorganization of GSVA into Government Securities Portfolio is consummated;

•	that each Account and its corresponding Portfolio have equivalent historical performance records;

•

that Sun Life has agreed to limit the New UIT’s expenses to ensure that Account Owners do not incur aggregate Contract expenses that are higher than their pre-Reorganization aggregate Contract expenses; and

•	that the Reorganization has been structured as a tax free transaction for federal income tax purposes.

Agreement and Plan of Reorganization

To effect the Reorganization, the assets and liabilities of each Account (other than liabilities relating to insurance obligations such as death benefits, surrender benefits and annuity payments) will be used to purchase Initial Class shares of the corresponding Portfolio. The date that the assets and liabilities of the Accounts will be valued for purposes of the Reorganization will be after the close of business on the closing date, which is a date to be mutually agreed upon by all of the parties to the Reorganization Agreement. If the Reorganization is approved, the closing is expected to occur in the fourth quarter of 2011. After the Reorganization, the Accounts will no longer hold securities and other instruments directly; instead, the Accounts, which will be restructured as an SEC-registered unit investment trust, will hold similar investments indirectly through the intermediate vehicle of the Portfolios. When the Accounts are restructured as a unit investment trust, they will no longer be registered as management investment companies under the 1940 Act.

Each Portfolio will issue the Initial Class shares to the New UIT in an amount equal to the value of the assets that the Portfolio receives from an Account, less the Account’s liabilities (other than liabilities relating to insurance obligations that will be assumed by the New UIT) assumed by each Portfolio in the transaction. As a result, the New UIT will become a shareholder of each Portfolio. Accumulation or annuity units an Account Owner had in an Account prior to the Reorganization, will, as part of the Reorganization, be allocated to the New UIT investing in the Portfolios. The total value of the accumulation or annuity units a Account Owner has in an Account immediately prior to the Reorganization will be the same as the total value of the accumulation or annuity units the same Contract Owner or Payee will have in the New UIT immediately after the Reorganization.

More information on the Reorganization is contained in the Agreement and Plan of Reorganization attached to this Proxy Statement/Prospectus as Exhibit A. Approval of the Reorganization by Account Owners is a prerequisite to the implementation of the Reorganization. The Reorganization may be postponed or canceled for any reason with the consent of the parties to the Agreement and Plan of Reorganization.

THE BOARD, INCLUDING ALL OF THE INDEPENDENT MANAGERS, UNANIMOUSLY RECOMMENDS APPROVAL OF THE REORGANIZATION AGREEMENT.

Description of Portfolio Shares

The New UIT will receive shares of a Portfolio in accordance with the procedures provided for in the Agreement and Plan of Reorganization. Each such share will be fully paid and non-assessable when issued, which means that the consideration for the shares has been paid in full and the issuing Portfolio may not impose levies on shareholders for more money, respectively. Full and fractional Initial Class shares of the Portfolios will be issued to the New UIT in accordance with the procedures detailed in the Agreement and Plan of Reorganization. A Portfolio will not issue share certificates; rather, the ownership of the shares will be recorded on the books of the Trust. The shares of the Portfolios issued to the New UIT will have no pre-emptive or conversion rights.

Federal Income Tax Consequences

The Reorganization is not expected to result in the realization of taxable income or loss to Sun Life, the Accounts, or the Trust. The Reorganization is also not expected to result in tax consequences to Account Owners. The Reorganization itself will not result in a distribution from Contracts currently supported by the Accounts that would give rise to taxable income to Account Owners.

The Reorganization is intended to qualify for federal income tax purposes as a tax-free transaction under section 351(a) of the Internal Revenue Code of 1986, as amended (the “Code”). As a condition to the closing of the Reorganization, Sun Life, the Accounts, and the Trust will receive an opinion from the law firm of Morgan, Lewis & Bockius LLP to the effect that, on the basis of the existing provisions of the Code., U.S. Treasury regulations issued thereunder, current administrative rules, pronouncements and court decisions, and certain representations made by the parties to the Reorganization, for federal income tax purposes, upon consummation of the Reorganization:

1.	Sun Life, the Accounts and the New UIT will not recognize any gain or loss as a result of the restructuring of the Accounts into corresponding sub-accounts of the New UIT.

2.	Under Section 351 of the Code, Sun Life will not recognize any gain or loss as a result of the transfer of the assets of each Account to its corresponding Portfolio in exchange for shares of such corresponding Portfolio and assumption by such corresponding portfolio of such Account’s liabilities, (other than liabilities associated with insurance obligations that will be assumed by the corresponding sub-account of the New UIT).

3.	Under Section 1032 of the Code, no gain or loss will be recognized by a Portfolio upon the receipt of the assets of the corresponding Account solely in exchange for the issuance of such Portfolio’s shares and the assumption of such Account’s liabilities (other than liabilities associated with insurance obligations that will be assumed by the corresponding sub-account of the New UIT).

4.	Under Section 362(a) of the Code, each Portfolio’s basis in the assets it receives from the corresponding Account will be the same as such Account’s basis in those assets immediately prior to the Reorganization.

5.	Under Section 1223(2) of the Code, each Portfolio’s holding period for the transferred assets will include the Account’s holding period therefor.

6.	Under Section 358 of the Code, the aggregate basis in the shares of a Portfolio received in the Reorganization by the corresponding sub-account of the New UIT will be the same as the aggregate adjusted basis of the assets surrendered by the corresponding Account in exchange therefor reduced by the amount of liabilities, if any, of the Account assumed by such Portfolio.

7.	Under Section 1223(1) of the Code, Sun Life’s holding period (through each sub-account of the New UIT) in the shares of each Portfolio received in the Reorganization will include its holding period (through each Account) for the assets surrendered in exchange therefor, provided such assets were held as capital assets on the closing date.

8.	No gain or loss will be recognized by the owners of variable contracts based on the Accounts (and then the sub-accounts of the New UIT) as a result of the Reorganization.

Pro-Forma Capitalization

Capitalization. The following table shows the capitalization of the Capital Appreciation Variable Account and the Massachusetts Investors Growth Stock Portfolio as of June 30, 2011 on a pro forma combined basis, giving effect to the proposed acquisition of assets at net asset value as of that date:

	Capital Appreciation Variable Account		Massachusetts Investors Growth Stock Portfolio		Pro Forma Adjustments		Pro Forma Combined Fund
Net Assets
Compass 2	$85,365,431	(a)	$	N/A	$—		$—
Compass 3	710,869	(a)		N/A	—		—
Compass 3–Level 2	43,612,622	(a)		N/A	—		—
Initial Class	N/A			420,854,401	$129,667,173	(b)	$550,521,574
Service Class	N/A			63,769,563	—		63,769,563

Total	$129,688,922	(a)		$484,623,964	$129,667,173	(b)	$614,291,137
Units/Shares outstanding
Compass 2	1,286,653			N/A
Compass 3	16,696			N/A
Compass 3–Level 2	2,424,529			N/A
Initial Class	N/A			34,590,466	10,654,657	(d)	45,245,123
Service Class	N/A			5,288,788	—		5,288,788

Total	3,727,878			39,879,254	10,654,657	(d)	50,533,911
Accumulation Unit Value/Net Asset Value per Share
Compass 2	$64.986	(c)		N/A			N/A
Compass 3	$42.577	(c)		N/A			N/A
Compass 3–Level 2	$17.894	(c)		N/A			N/A
Initial Class	N/A			$12.17	—		$12.17
Service Class	N/A			$12.06	—		$12.06

Shares outstanding have been rounded for presentation purposes.

(a)	Contract level net assets also include the net assets associated with the contract level reserve.
(b)	Net assets of the Capital Appreciation Variable Account acquired by the Massachusetts Investors Growth Stock Portfolio.
(c)	Accumulation unit value does not reflect net assets associated with the reserve of each contract level.
(d)	If the reorganization had taken place on June 30, 2011, the Capital Appreciation Variable Account would have received 10,654,657 Initial Class shares, of the Massachusetts Investors Growth Stock Portfolio. No assurances can be given as to the number of Reorganization Shares the Capital Appreciation Variable Account will receive on the Exchange Date. The foregoing is merely an example of what the Capital Appreciation Variable Account would have received had the reorganization been consummated on June 30, 2011, and should not be relied upon to reflect the amount that will be actually received on or after the Exchange Date.

Unaudited pro forma combined financial statements of the Capital Appreciation Variable Account and Massachusetts Investors Growth Stock Portfolio as of June 30, 2011 and for the twelve-month period then ended are included in the Statement of Additional Information relating to the proposed reorganization. Because the Agreement provides that the Massachusetts Investors Growth Stock Portfolio will be the surviving fund following the reorganization and because the Massachusetts Investors Growth Stock Portfolio’s investment objective and policies will remain unchanged, the pro forma combined financial statements reflect the transfer of the assets and liabilities of the Capital Appreciation Variable Account to the Massachusetts Investors Growth Stock Portfolio as contemplated by the Agreement.

The following table shows the capitalization of the Global Governments Variable Account and the Global Governments Portfolio as of June 30, 2011 on a pro forma combined basis, giving effect to the proposed acquisition of assets at net asset value as of that date:

	Global Governments Variable Account		Global Governments Portfolio		Pro Forma Adjustments		Combined Fund Pro Forma
Net Assets
Compass 2	$1,836,042	(a)	$	N/A	$—		$—
Compass 3	144,263	(a)		N/A	—		—
Compass 3–Level 2	4,077,300	(a)		N/A	—		—
Initial Class	N/A			28,549,426	$6,057,848	(b)	$34,607,274
Service Class	N/A			2,802,349	—		2,802,349

Total	$6,057,605	(a)		$31,351,775	$6,057,848	(b)	$37,409,623
Units/Shares outstanding
Compass 2	56,455			N/A
Compass 3	4,620			N/A
Compass 3–Level 2	218,395			N/A
Initial Class	N/A			2,508,332	532,324	(d)	3,040,656
Service Class	N/A			249,922	—		249,922

Total	279,470			2,758,254	532,324	(d)	3,290,578
Accumulation Unit Value/Net Asset Value per Share
Compass 2	$32.334	(c)		N/A			N/A
Compass 3	$31.225	(c)		N/A			N/A
Compass 3–Level 2	$18.493	(c)		N/A			N/A
Initial Class	N/A			$11.38	—		$11.38
Service Class	N/A			$11.21	—		$11.21

Shares outstanding have been rounded for presentation purposes.

(a)	Contract level net assets also include the net assets associated with the contract level reserve.
(b)	Net assets of the Global Government Variable Account acquired by the Global Governments Portfolio
(c)	Accumulation unit value does not reflect net assets associated with the reserve of each contract level.
(d)	If the reorganization had taken place on June 30, 2011, the Global Governments Variable Account would have received 532,324 Initial Class shares, of the Global Governments Portfolio. No assurances can be given as to the number of Reorganization Shares the Global Governments Variable Account will receive on the Exchange Date. The foregoing is merely an example of what the Global Governments Variable Account would have received had the reorganization been consummated on June 30, 2011 and should not be relied upon to reflect the amount that will be actually received on or after the Exchange Date.

Unaudited pro forma combined financial statements of the Global Governments Variable Account and Global Governments Portfolio as of June 30, 2011 and for the twelve-month period then ended are included in the Statement of Additional Information relating to the proposed reorganization. Because the Agreement provides that the Global Governments Portfolio will be the surviving fund following the reorganization and because the Global Governments Portfolio’s investment objective and policies will remain unchanged, the pro forma combined financial statements reflect the transfer of the assets and liabilities of the Global Governments Variable Account to the Global Governments Portfolio as contemplated by the Agreement.

The following table shows the capitalization of the Government Securities Variable Account and the Government Securities Portfolio as of June 30, 2011 on a pro forma combined basis, giving effect to the proposed acquisition of assets at net asset value as of that date:

	Government Securities Variable Account		Government Securities Portfolio		Pro Forma Adjustments		Combined Fund Pro Forma
Net Assets
Compass 2	$40,282,477	(a)	$	N/A	$—		$—
Compass 3	84,380	(a)		N/A	—		—
Compass 3–Level 2	12,379,625	(a)		N/A	—		—
Initial Class	N/A			208,433,015	$52,749,784	(b)	$261,182,799
Service Class	N/A			429,535,311	—		429,535,311

Total	$52,746,482	(a)		$637,968,326	$52,749,784	(b)	$690,718,110
Units/Shares outstanding
Compass 2	822,820			N/A
Compass 3	2,562			N/A
Compass 3–Level 2	633,781			N/A
Initial Class	N/A			15,354,434	3,887,235	(d)	19,241,669
Service Class	N/A			31,909,719	—		31,909,719

Total	1,459,163			47,264,153	3,887,235	(d)	51,151,388

	Government Securities Variable Account		Government Securities Portfolio	Pro Forma Adjustments	Combined Fund Pro Forma
Accumulation Unit Value/Net Asset Value per Share
Compass 2	$47.450	(c)	N/A		N/A
Compass 3	$32.934	(c)	N/A		N/A
Compass 3–Level 2	$19.473	(c)	N/A		N/A
Initial Class	N/A		$13.57	—	$13.57
Service Class	N/A		$13.46	—	$13.46

Shares outstanding have been rounded for presentation purposes.

(a)	Contract level net assets also include the net assets associated with the contract level reserve.
(b)	Net assets of the Government Securities Variable Account acquired by the Government Securities Portfolio.
(c)	Accumulation unit value does not reflect net assets associated with the reserve of each contract level.
(d)	If the reorganization had taken place on June 30, 2011, the Government Securities Variable Account would have received 3,887,235 Initial Class shares, of the Government Securities Portfolio. No assurances can be given as to the number of Reorganization Shares the Government Securities Variable Account will receive on the Exchange Date. The foregoing is merely an example of what the Government Securities Variable Account would have received had the reorganization been consummated on June 30, 2011, and should not be relied upon to reflect the amount that will be actually received on or after the Exchange Date.

The following table shows the capitalization of High Yield Variable Account and the High Yield Portfolio as of June 30, 2011 on a pro forma combined basis, giving effect to the proposed acquisition of assets at net asset value as of that date:

	High Yield Variable Account		High Yield Portfolio		Pro Forma Adjustments		Combined Fund Pro Forma
Net Assets
Compass 2	$31,688,963	(a)	$	N/A	$—		$—
Compass 3	156,718	(a)		N/A	—		—
Compass 3–Level 2	7,004,002	(a)		N/A	—		—
Initial Class	N/A			114,903,790	$38,830,088	(b)	$153,733,878
Service Class	N/A			91,201,969	—		91,201,969

Total	$38,849,683	(a)		$206,105,759	$38,830,088	(b)	$244,935,847
Units/Shares outstanding
Compass 2	662,297			N/A
Compass 3	4,310			N/A
Compass 3–Level 2	354,695			N/A
Initial Class	N/A			18,419,137	6,222,771	(d)	24,641,908
Service Class	N/A			14,775,634	—		14,775,634

Total	981,302			33,194,771	6,222,771	(d)	39,417,542
Accumulation Unit Value/Net Asset Value per Share
Compass 2	$49.810	(c)		N/A			N/A
Compass 3	$36.365	(c)		N/A			N/A
Compass 3–Level 2	$19.652	(c)		N/A			N/A
Initial Class	N/A			$6.24	—		$6.24
Service Class	N/A			$6.17	—		$6.17

Shares outstanding have been rounded for presentation purposes.

(a)	Contract level net assets also include the net assets associated with the contract level reserve.
(b)	Net assets of the High Yield Variable Account acquired by the High Yield Portfolio.
(c)	Accumulation unit value does not reflect net assets associated with the reserve of each contract level.
(d)	If the reorganization had taken place on June 30, 2011, the High Yield Variable Account would have received 6,222,771 Initial Class shares, of the High Yield Portfolio. No assurances can be given as to the number of Reorganization Shares the High Yield Variable Account will receive on the Exchange Date. The foregoing is merely an example of what the High Yield Variable Account would have received had the reorganization been consummated on June 30, 2011, and should not be relied upon to reflect the amount that will be actually received on or after the Exchange Date.

Unaudited pro forma combined financial statements of the High Yield Variable Account and High Yield Portfolio as of June 30, 2011 and for the twelve-month period then ended are included in the Statement of Additional Information relating to the proposed reorganization. Because the Agreement provides that the High Yield Portfolio will be the surviving fund following the reorganization and because the High Yield Portfolio’s investment objective and policies will remain unchanged, the pro forma combined financial statements reflect the transfer of the assets and liabilities of the High Yield Variable Account to the High Yield Portfolio as contemplated by the Agreement.

The following table shows the capitalization of the Money Market Variable Account and the Money Market Portfolio as of June 30, 2011 on a pro forma combined basis, giving effect to the proposed acquisition of assets at net asset value as of that date:

	Money Market Variable Account		Money Market Portfolio		Pro Forma Adjustments		Combined Fund Pro Forma
Net Assets
Compass 2	$12,801,488	(a)	$	N/A	$—		$—
Compass 3	147,896	(a)		N/A	—		—
Compass 3–Level 2	13,699,250	(a)		N/A	—		—
Initial Class	N/A			174,327,538	$26,646,940	(b)	$200,974,478
Service Class	N/A			146,523,154	—		146,523,154

Total	$26,648,634	(a)		$320,850,692	$26,646,940	(b)	$347,497,632
Units/Shares outstanding
Compass 2	599,092			N/A
Compass 3	8,619			N/A
Compass 3–Level 2	1,050,343			N/A
Initial Class	N/A			174,453,166	26,646,940	(d)	201,100,106
Service Class	N/A			146,622,066	—		146,622,066

Total	1,658,054			321,075,232	26,646,940	(d)	347,722,172
Accumulation Unit Value/Net Asset Value per Share
Compass 2	$21.111	(c)		N/A			N/A
Compass 3	$17.183	(c)		N/A			N/A
Compass 3–Level 2	$13.005	(c)		N/A			N/A
Initial Class	N/A			$1.00	—		$1.00
Service Class	N/A			$1.00	—		$1.00

Shares outstanding have been rounded for presentation purposes.

(a)	Contract level net assets also include the net assets associated with the contract level reserve.
(b)	Net assets of the Money Market Variable Account acquired by the Money Market Portfolio.
(c)	Accumulation unit value does not reflect net assets associated with the reserve of each contract level.
(d)	If the reorganization had taken place on June 30, 2011, the Money Market Variable Account would have received 26,646,940 Initial Class shares, of the Money Market Portfolio. No assurances can be given as to the number of Reorganization Shares the Money Market Variable Account will receive on the Exchange Date. The foregoing is merely an example of what the Money Market Variable Account would have received had the reorganization been consummated on June 30, 2011, and should not be relied upon to reflect the amount that will be actually received on or after the Exchange Date.

The following table shows the capitalization of the Total Return Variable Account and the Total Return Portfolio as of June 30, 2011 on a pro forma combined basis, giving effect to the proposed acquisition of assets at net asset value as of that date:

	Total Return Variable Account		Total Return Portfolio		Pro Forma Adjustments		Combined Fund Pro Forma
Net Assets
Compass 2	$30,101,344	(a)	$	N/A	$—		$—
Compass 3	955,034	(a)		N/A	—		—
Compass 3–Level 2	65,622,477	(a)		N/A	—		—
Initial Class	N/A			558,252,776	$96,685,163	(b)	$654,937,939
Service Class	N/A			801,365,793	—		801,365,793

Total	$96,678,855	(a)		$1,359,618,569	$96,685,163	(b)	$1,456,303,732
Units/Shares outstanding
Compass 2	548,907			N/A
Compass 3	18,564			N/A
Compass 3–Level 2	2,600,875			N/A
Initial Class	N/A			31,920,595	5,528,025	(d)	37,448,620
Service Class	N/A			46,328,115	—		46,328,115

Total	3,168,346			78,248,710	5,528,025	(d)	83,776,735
Accumulation Unit Value/Net Asset Value per Share
Compass 2	$53.271	(c)		N/A			N/A
Compass 3	$51.448	(c)		N/A			N/A
Compass 3–Level 2	$25.114	(c)		N/A			N/A
Initial Class	N/A			$17.49	—		$17.49
Service Class	N/A			$17.30	—		$17.30

Shares outstanding have been rounded for presentation purposes.

(a)	Contract level net assets also include the net assets associated with the contract level reserve.

(b)	Net assets of the Total Return Variable Account acquired by the Total Return Portfolio.
(c)	Accumulation unit value does not reflect net assets associated with the reserve of each contract level.
(d)	If the reorganization had taken place on June 30, 2011, the Total Return Variable Account would have received 5,528,025 Initial Class shares, of the Total Return Portfolio. No assurances can be given as to the number of Reorganization Shares the Total Return Variable Account will receive on the Exchange Date. The foregoing is merely an example of what the Total Return Variable Account would have received had the reorganization been consummated on June 30, 2011, and should not be relied upon to reflect the amount that will be actually received on or after the Exchange Date.

COMPARISON OF INVESTMENT OBJECTIVES, POLICIES AND STRATEGIES

The following discussions comparing the investment objectives, policies and strategies of each Account and its corresponding Portfolio is based upon and qualified in its entirety by the investment objectives, policies and strategies set forth in the prospectuses for each Account and each Portfolio dated April 30, 2011.

MONEY MARKET VARIABLE ACCOUNT/MONEY MARKET PORTFOLIO

Investment Objective

MMVA’s investment objective is to seek a high level of current income consistent with preservation of capital and liquidity. MMVA’s objective may be changed without approval by Contract Owners or Payees. Money Market Portfolio’s investment objective is identical and can also be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests MMVA’s and Money Market Portfolio’s assets in U.S. dollar-denominated money market instruments and repurchase agreements.

In buying and selling investments for MMVA, MFS complies with industry-standard regulatory requirements for money market funds regarding credit quality, diversification, liquidity, and maturity. MFS stresses liquidity and income. MFS does not seek to maintain a single unit value of $1.00 per unit.

In buying and selling investments for the Money Market Portfolio, MFS seeks to comply with Securities and Exchange Commission rules for money market funds regarding credit quality, diversification, liquidity, and maturity. MFS stresses maintaining a stable $1.00 share price, liquidity, and income.

Historically, the portfolios of MMVA and Money Market Portfolio have had substantially similar investment characteristics.

HIGH YIELD VARIABLE ACCOUNT/HIGH YIELD PORTFOLIO

Investment Objective

HYVA’s investment objective is to seek total return with an emphasis on high current income, but also considering capital appreciation. HYVA’s objective may be changed without approval by Contract Owners or Payees. High Yield Portfolio’s investment objective is identical and can also be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of HYVA’s net assets in high income debt instruments.

MFS may invest HYVA’s assets in other types of debt instruments.

MFS may invest up to 100% of HYVA’s assets in lower quality debt instruments.

MFS may invest HYVA’s assets in foreign securities.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments.

MFS uses a bottom-up investment approach to buying and selling investments for HYVA. Investments are selected primarily based on fundamental analysis of individual instruments and their issuers in light of issuers’ current financial condition and current market, economic, political, and regulatory conditions. Factors considered may include the instrument’s credit quality, collateral characteristics, and indenture provisions, and the issuer’s management ability, capital structure, leverage, and ability to meet its current obligations. Quantitative models that systematically evaluate the structure of the debt instrument and its features may also be considered.

High Yield Portfolio’s principal investment strategies are identical to those of HYVA.

CAPITAL APPRECIATION VARIABLE ACCOUNT/MFS MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO

Investment Objective

CAVA’s investment objective is to seek capital appreciation. CAVA’s objective may be changed without approval by Contract Owners or Payees. MFS Massachusetts Investors Growth Stock’s investment objective is identical and can also be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests CAVA’s assets primarily in equity securities.

MFS focuses on investing CAVA’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies). Growth companies tend to have stock prices that are high relative to their earnings, dividends, book value, or other financial measures.

While MFS may invest CAVA’s assets in companies of any size, MFS generally focuses on companies with large capitalizations.

MFS may invest CAVA’s assets in foreign securities.

MFS uses a bottom-up investment approach to buying and selling investments for CAVA. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their current financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. Quantitative models that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors may also be considered.

With one exception, CAVA’s principal investment strategies are identical to those of Massachusetts Investors Growth Stock Portfolio. CAVA invests primarily in equity securities while Massachusetts Investors Growth Stock Portfolio invests at least 80% of its net assets in equity securities. MFS does not consider this difference to be material.

GOVERNMENT SECURITIES VARIABLE ACCOUNT/GOVERNMENT SECURITIES PORTFOLIO

Investment Objective

GSVA’s investment objective is to seek total return with an emphasis on current income, but also considering capital appreciation. GSVA’s objective may be changed without approval by Contract Owners or Payees. Government Securities Portfolio’s investment objective is identical and can also be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of GSVA’s net assets in U. S. Government securities.

MFS generally invests substantially all of GSVA’s assets in investment grade debt instruments.

MFS may invest a relatively large percentage of GSVA’s assets in a single issuer or a small number of issuers.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments.

MFS uses a bottom-up investment approach to buying and selling investments for GSVA. Investments are selected primarily based on fundamental analysis of individual instruments and their issuers in light of issuers’ current financial condition and current market, economic, political, and regulatory conditions. Factors considered may include the instrument’s credit quality, collateral characteristics, and indenture provisions, and the issuer’s management ability, capital structure, leverage, and ability to meet its current obligations. Quantitative models that systematically evaluate the structure of the debt instrument and its features may also be considered.

The principal investment strategies of Government Securities Portfolio are identical.

GLOBAL GOVERNMENTS VARIABLE ACCOUNT/GLOBAL GOVERNMENTS PORTFOLIO

Investment Objective

GGVA’s investment objective is to seek total return with an emphasis on current income, but also considering capital appreciation. GGVA’s objective may be changed without approval by Contract Owners or Payees. Global Governments Portfolio’s investment objective is identical and can also be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of GGVA’s net assets in U.S. and foreign government securities.

MFS normally invests GGVA’s assets primarily in debt instruments of the U.S. Government and of foreign governments in developed countries.

MFS may invest more than 25% of GGVA’s assets in one country or a limited number of countries.

MFS generally invests substantially all of GGVA’s assets in investment grade debt instruments.

GGVA is a non-diversified investment management company. This means that MFS may invest a relatively large percentage of GGVA’s assets in a single issuer or a small number of issuers.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments.

MFS generally uses a top-down approach to buying and selling investments for GGVA. MFS allocates GGVA’s assets across countries and selects investments primarily based fundamental economic and financial analysis of the creditworthiness of each country and the relative value of countries’ external debt, currencies, and local market debt. MFS may consider economic and financial fundamentals, liquidity, duration, relative value, and other factors. Quantitative models that systematically evaluate these and other factors may also be considered.

The principal investment strategies of Global Governments Portfolio are identical to those of GGVA.

TOTAL RETURN VARIABLE ACCOUNT/TOTAL RETURN PORTFOLIO

Investment Objective

TRVA’s investment objective is to seek total return. TRVA’s objective may be changed without approval by Contract Owners or Payees. Total Return Portfolio’s investment objective is identical to TRVA’s and can also be changed without shareholder approval.

Principal Investment Strategies

MFS invests TRVA’s assets in equity securities and debt instruments. Equity securities include common stocks, preferred stocks, securities convertible into common stocks, and depositary receipts for those securities. Debt instruments include corporate bonds, U.S. Government securities, collateralized instruments, municipal instruments, foreign government securities, inflation-adjusted bonds, and other obligations to repay money borrowed. MFS seeks to invest between 40% and 75% of TRVA’s assets in equity securities and at least 25% of TRVA’s assets in fixed-income senior securities.

MFS focuses on investing TRVA’s assets in the stocks of companies that it believes are undervalued compared to their perceived worth (value companies).

While MFS may invest TRVA’s assets in companies of any size, MFS generally focuses on companies with large capitalizations.

Of TRVA’s investments in debt instruments, MFS generally invests substantially all of these investments in investment grade debt instruments.

MFS may invest TRVA’s assets in foreign securities.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments.

MFS uses a bottom-up investment approach to buying and selling investments for TRVA. Investments are selected primarily based on fundamental analysis of individual issuers and/or instruments in light of the issuer’s current financial condition and market, economic, political, and regulatory conditions. Factors considered for equity securities may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. Factors considered for debt instruments may include the instrument’s credit quality, collateral characteristics and indenture provisions and the issuer’s management ability, capital structure, leverage, and ability to meet its current obligations. Quantitative models that systematically evaluate the valuation, price and earnings momentum, earnings quality, and other factors of the issuer of an equity security or the structure of a debt instrument may also be considered.

The principal investment strategies of Total Return Portfolio are identical to those of TRVA.

PURCHASE AND REDEMPTION OF FUND SHARES

Net Asset Value

Each Portfolio/Account determines its net asset value per share (“NAV”) as of close of regular trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for trading. Each Portfolio/Account determines its NAV by a formula which in effect:

•	Adds the values of all securities investments and other assets;

•	Subtracts liabilities (including dividends payable); and

•	Divides by the number of shares outstanding.

To determine the value of each Portfolio/Account’s assets except for MMVA and MFS Money Market Portfolio, the Portfolio/Account’s investments for which reliable market quotations are readily available are valued at market value. Certain short term debt instruments are valued at amortized cost. To determine the value of MMVA’s and MFS Money Market Portfolio’s assets, the Portfolio/Account’s investments are generally valued at amortized cost.

The Boards of Trustees/Managers have delegated primary responsibility for determining or causing to be determined the value of each Portfolio/Account’s investments (including any fair valuation) to the Adviser pursuant to valuation policies and procedures approved by the Boards. If the Adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the Adviser in accordance with such procedures under the oversight of the Boards of Trustees/Managers.

Under each Portfolio/Account’s valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments. These investments are generally valued at fair value based on information from third-party pricing services. These valuations can be based on both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. In addition, investments may be valued at fair value if the Adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as a foreign exchange or market) and prior to the determination of the value of each Portfolio/Account’s assets.

Account/Portfolio securities may be traded in other markets on days when the NYSE is closed. Therefore, a Portfolio/Account’s NAV may fluctuate on days when you do not have access to the Account/Portfolio to purchase or redeem shares.

Share Classes

Each Portfolio offers two classes of shares: the Initial Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee, which has been adopted pursuant to a distribution and service plan.

As part of the Reorganization, each Portfolio will issue Initial Class shares to be held by the New UIT in an amount equal to the value of the assets that the Portfolio receives from the corresponding Account, less the liabilities a Portfolio assumes. Following the Reorganization, Account Owners will have an indirect interest in a Portfolio’s Initial Class shares.

MORE INFORMATION ABOUT THE FUNDS

Management of the Accounts and the Trust

The Accounts’ and the Trust’s business and affairs are managed under the direction of their Boards of Managers and Board of Trustees, respectively. The Boards of Managers and the Board of Trustees have the power to amend their bylaws, to declare and pay dividends, and to exercise all the powers of the Accounts and the Trust, except those granted to the Account Owners/shareholders.

Investment Adviser

MFS, located at 500 Boylston Street, Boston, Massachusetts, serves as the investment adviser for each Portfolio. MFS is a majority-owned subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc. which in turn is an indirect majority-owned subsidiary of Sun Life Financial Inc. MFS is a Delaware company, registered with the SEC as an investment adviser. MFS and its predecessor organizations have been managing mutual funds since 1924.

For further information about each Portfolio’s investment adviser, please see “Who will be the investment adviser of my Portfolio after the Reorganization?” above and the prospectus for each Portfolio.

The following chart lists the effective advisory fee rate for the most recently completed fiscal year, and portfolio manager(s) for each Portfolio other than the MFS Money Market Portfolio. The effective advisory fee rate for the MFS Money Market Portfolio’s most recently completed fiscal year was 0.20%. (This includes MFS’ voluntary management fee waiver to avoid a negative yield. The effective management fee for the Money Market Portfolio would be 0.50% if this voluntary waiver had been excluded.) The Trust’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Portfolios.

Portfolio	Portfolio Manager(s)	Effective advisory fee rate for the year ended December 31, 2010
MFS High Yield	William Adams David Cole	0.70%
MFS Massachusetts Investors Growth Stock	Jeffrey C. Constantino	0.75%
MFS Government Securities	Geoffrey Schechter	0.55%
MFS Global Governments	Matthew Ryan Erik Weisman	0.75%
MFS Total Return	Nevin Chitkara, William Douglas Steven Gorham Richard Hawkins Joshua Marston Brooks Taylor	0.67%

The business experience for the past five years for each Portfolio Manager is as follows:

MFS High Yield Portfolio

William J. Adams	Employed in the investment area of MFS since 2009; Credit Analyst at MFS from 1997-2005

David P. Cole	Employed in the investment area of MFS since 2004

MFS Massachusetts Investors Growth Stock Portfolio

Jeffrey Constantino	Employed in the investment area of MFS since 2006

MFS Government Securities Portfolio

Geoffrey L. Schechter	Employed in the investment area of MFS since 1993

MFS Global Governments Portfolio

Matthew W. Ryan	Employed in the investment area of MFS since 2002

Erik S. Weisman	Employed in the investment area of MFS since 2004

MFS Total Return Portfolio

Brooks A. Taylor	Employed in the investment area of MFS since 2004

Nevin P. Chitkara	Employed in the investment area of MFS since 2006

William P. Douglas	Employed in the investment area of MFS since 2004

Steven R. Gorham	Employed in the investment area of MFS since 2002

Richard O. Hawkins	Employed in the investment area of MFS since 2005

Joshua P. Marston	Employed in the investment area of MFS since 1999

A discussion regarding the basis for the Board of Trustees’ most recent approval of the investment advisory contracts for the Portfolios of the Trust whose shares are being offered by this Proxy Statement/Prospectus is available in the Trust’s annual report to shareholders for the twelve-month period ended December 31, 2010.

Distributions and Federal Income Tax Considerations

The policy of each Portfolio is to distribute substantially all of its net investment income and net realized capital gains each year to its shareholders. A Portfolio may distribute net realized gains only once a year. Dividends and capital gain distributions will be automatically reinvested in additional Portfolio shares of the same class of the Portfolio at no charge.

Because all of the shares of the Trust’s Portfolios will be owned directly or indirectly by insurance companies, except where specifically stated, this Proxy Statement/Prospectus does not discuss the federal income tax consequences at the Account Owner level.

PROPOSAL 7

To Elect a Board of Managers

Overview of the Board of Managers

The Board of Managers (the “Board”), which oversees each Account, provides broad supervision over the affairs of the Accounts. The members of the Board also provide broad supervision over the affairs of each series of MFS Variable Insurance Trust II (the “Trust”). The Portfolios that are proposed to receive the assets and liabilities of the Accounts in the Reorganization as described in Proposals 1 through 6 above are each series of the Trust. Those Managers who are not ‘‘interested persons’’ (as defined in the Investment Company Act of 1940, as amended (the ‘‘1940 Act’’)), of your Account, the Trust or of Massachusetts Financial Services Company (“MFS”) are referred to as “Independent Managers” or “Independent Trustees” throughout this Proxy Statement/Prospectus. MFS is responsible for the investment management of each Account’s assets and for providing a variety of other administrative services to each Account. The officers of each Account are responsible for its operations.

The Board consists of seven Managers, six of whom are not “interested persons” (as defined in the 1940 Act) of each Account. An Independent Manager serves as Chair of the Managers. In addition, there are four standing Committees of the Board, to which the Board has delegated certain authority and oversight responsibilities. For a description of the oversight functions of each of the Committees, see “Committees” beginning on page 27 of this Proxy Statement/Prospectus. In connection with each of the Board’s regular meetings, the Managers meet separately from MFS with their counsel and with each Account’s Independent Chief Compliance Officer. The Board reviews its leadership structure periodically and believes that its structure is appropriate to enable the Board to exercise its oversight of each Account.

Each Account has retained MFS as investment adviser and administrator. MFS provides each Account with investment advisory services, and is responsible for day-to-day administration of each Account and management of the risks that arise from each Account’s investments and operations. Employees of MFS serve as each Account’s officers, including each Account’s principal executive officer. The Board provides oversight of the services provided by MFS, including the risk management activities. In addition, each Committee of the Board provides oversight of MFS’ risk management activities with respect to the particular activities within the Committee’s purview. In the course of providing oversight, the Board and the Committees receive a wide range of reports on each Account’s activities, including regarding each Account’s investment portfolio, the compliance of each Account with applicable laws, and each Account’s financial accounting and reporting. The Board and the relevant Committees meet periodically with MFS’ Chief Regulatory Officer, MFS’ Chief Investment Risk Officer and other appropriate officers to receive reports on MFS’ risk management activities. The Board also meets periodically with each Account’s Independent Chief Compliance Officer (Frank Tarantino) to receive reports regarding the compliance of each Account with federal securities laws and each Account’s internal compliance policies and procedures. In addition, the Board meets periodically with the portfolio managers of each Account to receive reports regarding the management of the Account, including each Account’s investment risks.

Purpose of Election of Managers

Presently, MFS sponsors 138 mutual funds that are offered to US investors, which are overseen and supervised by two different boards. In May 2011, MFS recommended that the Managers of the Accounts, who also serve as the Trustees of the Trust, consider and approve a plan for the transition of the oversight and supervision of the Accounts and the Trust to the Nominated Board (as defined below). As of September 23, 2011 each Nominee (as defined below) served as a member of a board that oversees 107 funds within the MFS fund complex. MFS and the Board believe that (i) a single Board overseeing all of the funds within the MFS fund complex may provide future opportunities for operational efficiencies which may reduce Account expenses for the benefit of Contract Owners; and (ii) realigning the Boards into one Board may reduce certain fund expenses, such as costs associated with preparing for and holding Board meetings. With respect to the Accounts, at the July 2011 meeting the Board of Managers approved submitting to the Account Owners approval of the conversion of each Account to a sub-account of the New UIT (as described above) and the election of the Nominated Board in the event that the Account Owners do not approve the Reorganization for one or more of the Accounts. Because the New UIT will not have a Board of Managers or similar body overseeing its operations, the Accounts that approve the Reorganization will not need to elect a new Board of Managers. With respect to the Trust, at the July 2011 meeting the Board of Trustees approved submitting to the shareholders of the Trust the election of the Nominated Board, approval of a new investment advisory agreement for each series of the Trust (including the Global Governments Portfolio, the Government Securities Portfolio, the High Yield Portfolio, the Massachusetts Investors Growth Stock Portfolio, the Money Market Portfolio and the Total Return Portfolio) and approval of restated fundamental investment restrictions. In light of MFS’ proposal, the current Managers and Trustees, Messrs. J. Kermit Birchfield, Robert C. Bishop, Frederick H. Dulles, David D. Horn, Ronald G. Steinhart, and Haviland Wright, and Ms. Marcia A. Kean, are each not standing for election as Manager and Trustee.

Accordingly, in the event that the Account Owners do not approve the Reorganization of one or more of the Accounts, the Compliance and Governance Committee has selected, nominated, and recommended that the Board nominate, for election by Account Owners and other persons entitled to vote, each of Messrs. Robert E. Butler, David H. Gunning, William R. Gutow, Michael Hegarty, John P. Kavanaugh, Robert J. Manning, J. Dale Sherratt, and Robert W. Uek, and Mss. Maureen R. Goldfarb and Laurie J. Thomsen (each a “Nominee”, and together the “Nominated Board”) to hold office until his or her successor is elected and qualified. The Board has nominated each of the individuals selected and nominated by the Committee and fixed the number of Managers of each Account at ten, effective January 1, 2012, pursuant to each Account’s Amended and Restated Rules and Regulations, subject to the election and qualification of the Nominees at the Special Meeting of Account Owners. There are ten nominees, nine of whom are not “interested persons” (as defined in the 1940 Act) of the Accounts. Each Nominee has agreed to serve as a Manager of each Account if elected. The Board recommends that you vote in favor of their election. For a description of each Nominee, see “Nominees for Election as Manager” beginning on page 24 of this Proxy Statement/Prospectus.

Account Owners are being asked to vote on the proposals discussed in the Proxy Statement/Prospectus. Please follow the directions on your proxy card, which accompanies this Proxy Statement. If a proxy card is signed and dated, but gives no voting instructions, shares will be voted “for” the election of each of Messrs. Butler, Gunning, Gutow, Hegarty, Kavanaugh, Manning, Sherratt, and Uek, and Mses. Goldfarb and Thomsen as Manager of the respective Account in the event that a majority of the voting securities of such Account does not approve the Reorganization. If, before the Meeting, any Nominee refuses or is unable to serve, or if any of the Nominees is unavailable at the time of the Meeting, and such refusal or inability to serve or unavailability is not anticipated, the proxies may vote for a replacement nominee designated by the Account’s current Managers, or the Managers may fix the number of Managers at fewer than ten for an Account.

In the event the Nominated Board is elected, effective January 1, 2012 through December 31, 2012, it is anticipated that Messrs. Birchfield, Bishop, Dulles, Horn, Steinhart, and Wright, and Ms. Kean will each serve as a member of an advisory Board to MFS with respect to the anticipated transition of the oversight of any Account that did not approve the Reorganization and the Trust to a new Board. MFS will compensate each member of the advisory board at a rate equal to $36,000 per annum, plus a meeting fee of $5,000 per meeting. In addition, MFS will compensate the Chair of the advisory board an additional $15,000 per annum. The compensation of the advisory board and Chair will be borne entirely by MFS.

Current Managers

The following table presents certain information regarding the current Managers of each Account, including their principal occupations, which, unless specific dates are shown, are of more than five years duration, although the titles may not have been the same throughout. Additional information about each Manager follows the table.

Name, Age	Position(s) Held with Account	Manager/Officer Since(h)	Principal Occupation During the Past Five Years	Other Directorships(j)
INTERESTED MANAGERS
David D. Horn(k) age 70	Board Member	April 1986	Private investor

INDEPENDENT MANAGERS
J. Kermit Birchfield age 71	Chairman	May 1997	Private investor

Robert C. Bishop age 68	Board Member	May 2001	AutoImmune, Inc. (pharmaceutical product development), Chairman, President and Chief Executive Officer	Caliper Life Sciences Corp. (laboratory analytical instruments), Chairman; Millipore Corporation (purification/filtration products), Director (until July 2010)

Frederick H. Dulles age 69	Board Member	May 2001	Dulles International Law LLC (law firm), Senior Lawyer (since 2009)

Name, Age	Position(s) Held with Account	Manager/Officer Since(h)	Principal Occupation During the Past Five Years	Other Directorships(j)
Marcia A. Kean age 63	Board Member	April 2005	Feinstein Kean Healthcare (consulting), Chief Executive Officer

Ronald G. Steinhart age 71	Board Member	May 2001	Private investor	Penske Automotive Group (automotive retailer), Director; Animal Health International, Inc. (animal health products), Director (until 2011); Texas Industries (concrete/ aggregates/cement), Director (since 2007); Susser Holdings Corporation (retail convenience stores and distributor of wholesale motor fuel), Director (since 2009); Penson Worldwide, Inc. (securities clearance), Director (until 2008)

Haviland Wright age 63	Board Member	May 2001	Independent consultant and entrepreneur	X-Change Corp. (multi-media web services), Director (until 2011)

(h)	Date first appointed to serve as Manager/Trustee/Officer of an MFS/Sun Life Product. Each Manager has served continuously since appointment.
(j)	Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., “public companies”).
(k)	“Interested person” of Sun Life of Canada (U.S.), within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the Accounts. The address of Sun Life of Canada (U.S.) is One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481.

All current Managers of the Accounts are also Trustees of the Trust.

The Accounts do not hold annual meetings for the purpose of electing Managers, and Managers are not elected for fixed terms. This means that each Manager is elected to hold office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal.

The following provides an overview of the considerations that led the Board to conclude that each individual serving as a member of the Board of Managers of the Accounts should so serve. The current members of the Board have joined the Board at different points in time since 1986. Generally, no one factor was decisive in the original selection of an individual to join the Board. Among the factors the Board considered when concluding that an individual should serve on the Board were the following: (i) the individual’s business and professional experience and accomplishments; (ii) the individual’s ability to work effectively with the other members of the Board; (iii) the individual’s prior experience, if any, serving on the boards of public companies (including, where relevant, other investment companies) and other complex enterprises and organizations; and (iv) how the individual’s skills, experience and attributes would contribute to an appropriate mix of relevant skills and experience on the Board.

In respect of each current Board member, the individual’s substantial professional accomplishments and prior experience, including, in some cases, in fields related to the operations of the Accounts, were a significant factor in the determination that the individual should serve as a Member of the Board. Following is a summary of each member’s professional experience and additional considerations that contributed to the Board’s conclusion that an individual should serve on the Board:

J. Kermit Birchfield

Mr. Birchfield’s experience as senior executive of several public and private companies, including service as general counsel, chief financial officer, and chief executive officer, and as a director of both public and private companies, gives him an extensive understanding of regulatory, financial reporting, and corporate governance issues. His fourteen years of service as an independent member of the Board of Managers of the Accounts, including eight years as independent chairman, have given him extensive knowledge about the Accounts’ operations.

Robert C. Bishop

Mr. Bishop’s experience as chairman, president, and chief executive officer of a pharmaceutical product development company, along with his service as a director of other public and private companies, gives him an extensive knowledge of regulatory, financial reporting, and management issues. His ten years of experience as an independent member of the Board of Managers of the Accounts have given him extensive knowledge about the Accounts’ operations.

Frederick H. Dulles

Mr. Dulles’ thirty-nine years experience as a corporate lawyer has included both private practice and in-house legal positions, practicing law in both the United States and Europe. His legal background and his service as a director of private companies provide him with extensive knowledge of regulatory, business, financial reporting, and corporate governance matters. In addition, his ten years as an independent member of the Board of Managers of the Accounts have given him extensive knowledge about the Accounts’ operations.

David D. Horn

Mr. Horn’s prior thirty years experience with Sun Life Assurance Company of Canada, the parent company of MFS, first as counsel and then as senior vice president and general manager of the U.S. operations of Sun Life, along with his prior service as an officer and a director of Sun Life’s U.S. subsidiaries, gives him an extensive knowledge of legal, management, investment, financial, marketing, and insurance matters. His twenty-five years experience as a member of the Board of Managers of the Accounts have given him extensive knowledge about the Accounts’ operations.

Marcia A. Kean

Ms. Kean’s experience as senior executive of several public and private companies, along with her current position as chief executive officer of a private health care consulting company, gives her an extensive knowledge of marketing, regulatory, operational, and corporate governance issues. Her six years of service as an independent member of the Board of Managers of the Accounts have given her extensive knowledge about the Accounts’ operations.

Ronald G. Steinhart

Mr. Steinhart’s experience includes more than thirty years as an executive in the commercial banking industry, including senior positions at two major banks. In addition, he currently serves as a director of several public companies. This experience gives him an extensive knowledge of financial reporting, management, and corporate governance issues. His ten years of experience as an independent member of the Board of Managers of the Accounts have given him extensive knowledge about the Accounts’ operations.

Haviland Wright

Mr. Wright’s experience includes service as a senior executive of several public and private technology companies, and work as an audit manager for a major independent accounting firm. He currently serves as director of a software development company and director, chief executive officer, and president of a multi-media web services company. This background gives him a broad understanding of marketing, information technology, financial reporting, and corporate governance issues. His ten years of experience as an independent member of the Board of Managers of the Accounts have given him extensive knowledge about the Accounts’ operations.

Each Account pays the Board Members an annual fee plus a fee for each meeting attended. In addition, the Members are reimbursed for their out-of-pocket expenses. Please see “Compensation Table” on page 29 of this Proxy Statement/Prospectus.

Nominees for Election as Manager

The following table presents certain information regarding the Nominees, including their principal occupations, which, unless specific dates are shown, are of more than five years duration, although the titles may not have been the same throughout. Additional information about each Nominee follows the table.

Name, Age	Position(s) To Be Held with Accounts	Trustee Since(h)	Principal Occupations During the Past Five Years	Other Directorships(j)
INTERESTED MANAGERS
Robert J. Manning(k) age 47	Manager	February 2004	Massachusetts Financial Services Company, Chairman, Chief Executive Officer and Director; President (until December 2009); Chief Investment Officer (until July 2010)

INDEPENDENT MANAGERS
David H. Gunning age 69	Manager and Chair of Managers	January 2004	Retired; Cleveland-Cliffs Inc. (mining products and service provider), Vice Chairman/Director (until May 2007)	Lincoln Electric Holdings, Inc. (welding equipment manufacturer), Director; Development Alternatives, Inc. (consulting), Director/Non-Executive Chairman; Portman Limited (mining), Director (until 2008)

Robert E. Butler age 69	Manager	January 2006	Consultant–investment company industry regulatory and compliance matters

Maureen R. Goldfarb age 56	Manager	January 2009	Private investor

William R. Gutow age 70	Manager	December 1993	Private investor and real estate consultant; Capitol Entertainment Management Company (video franchise), Vice Chairman	Atlantic Coast Tan (tanning salons), Vice Chairman (until 2007); Texas Donuts (donut franchise), Vice Chairman (until 2010)

Michael Hegarty age 66	Manager	December 2004	Private investor

Name, Age	Position(s) To Be Held with Accounts	Trustee Since(h)	Principal Occupations During the Past Five Years	Other Directorships(j)
John P. Kavanaugh age 56	Manager	January 2009	Private investor; The Hanover Insurance Group, Inc., Vice President and Chief Investment Officer (until 2006); Allmerica Investment Trust, Allmerica Securities Trust and Opus Investment Trust (investment companies), Chairman, President and Trustee (until 2006)

J. Dale Sherratt(l) age 73	Manager	June 1989	Insight Resources, Inc. (acquisition planning specialists), President; Wellfleet Investments (investor in health care companies), Managing General Partner

Laurie J. Thomsen age 54	Manager	March 2005	Private investor; New Profit, Inc. (venture philanthropy), Executive Partner (until 2010)	The Travelers Companies (property and casualty insurance), Director

Robert W. Uek age 70	Manager	January 2006	Consultant to investment company industry

(h)	Date first appointed to serve as Trustee of an MFS fund. Each Nominee has served continuously since appointment unless indicated otherwise. For the period from December 15, 2004 until February 22, 2005, Mr. Manning served as Advisory Trustee of certain MFS funds other than the Accounts or the Trust.
(j)	Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., “public companies”).
(k)	“Interested person” of each Account within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the Account, as a result of position with MFS. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116
(l)	Under the terms of each Account’s retirement policy, the Managers have a mandatory retirement age of 73 years, except two current Managers (Messrs. Birchfield and Horn) have a mandatory retirement age of 78, and the Board of Managers may, in its discretion, determine prior to the end of the calendar year in which a Manager shall otherwise retire to extend the term of such Manager for a maximum of two additional one-year periods. With respect to Mr. Sherratt, subject to his election by Account Owners, the Board has agreed to a one-year extension of his eligibility to serve as a Manager from January 1, 2012 through December 31, 2012, subject to Board approval for a second one-year extension for the 2013 calendar year pursuant to the retirement policy.

Each Nominee serves as Trustee of certain other funds of which MFS or a subsidiary is the investment adviser or distributor. As of September 23, 2011, the Nominees served as Trustees of 107 funds within the MFS Family of Funds.

The following provides an overview of the considerations that led the Board to nominate each Nominee for election as a Manager. The Nominees have joined the Board of other MFS funds at different points in time since 1989. Generally, no one factor was decisive in the nomination of a Nominee. Among the factors the Board considered when concluding to nominate an individual for election as a Manager were the following: (i) the individual’s business and professional experience and accomplishments; (ii) the individual’s ability to work effectively with the other members of the Board; (iii) the individual’s prior experience serving on the boards of public companies (including other investment companies) and other complex enterprises and organizations; and (iv) how the individual’s skills, experience and attributes would contribute to an appropriate mix of relevant skills and experience on the Board.

In respect of each Nominee, the individual’s substantial professional accomplishments and prior experience, including, in particular, serving as trustee of other MFS sponsored funds which are operated in a manner very similar to the way the Accounts are operated, were a significant factor in the determination to nominate the individual for election as a Manager of each Account. Following is a summary of each Nominee’s professional experience and additional considerations that contributed to the Board’s conclusion to nominate each individual for election to the Board:

Robert E. Butler, CPA

Mr. Butler has substantial accounting and compliance consulting experience for clients in the investment management industry. Mr. Butler was a partner at PricewaterhouseCoopers LLP (“PWC”) (including its predecessor firms) for 24 years, and led the firm’s National Regulatory Compliance Consulting Group, specializing in compliance consulting for investment management clients, including mutual funds and investment advisers. During his tenure at PWC, he served for ten years as a consultant to the independent directors/trustees for two major fund groups during their contract deliberation processes. He also conducted branch reviews of insurance broker/dealers selling variable products. Since retiring from PWC, Mr. Butler has worked as a consultant to mutual fund boards and investment advisers on regulatory and compliance matters. He has served as, or assisted, the Independent Compliance Consultant in conjunction with the implementation of SEC market timing orders at three major fund groups.

Maureen R. Goldfarb

Ms. Goldfarb has substantial executive and board experience at firms within the investment management industry. She was the Chief Executive Officer and Chairman of the Board of Trustees of the John Hancock Funds and an Executive Vice President of John Hancock Financial Services, Inc. Prior to joining John Hancock, Ms. Goldfarb was a Senior Vice President with Massachusetts Mutual Life Insurance Company. She also held various marketing, distribution, and portfolio management positions with other investment management firms. Ms. Goldfarb is a former member of the Board of Governors of the Investment Company Institute.

David H. Gunning

Mr. Gunning has substantial executive and board experience at publicly-traded and privately-held companies, including past service as the Vice Chairman and a director of Cleveland-Cliffs Inc. (now Cliffs Natural Resources Inc.), a director of Lincoln Electronic Holdings, Inc., and a director of Southwest Gas Corp. He is the former Chairman and Chief Executive Officer of Capitol American Financial Corp. Mr. Gunning is also a former partner and head of the corporate department of Jones Day, a large international law firm.

William R. Gutow

Mr. Gutow is the Vice Chairman of Capitol Entertainment Management Company. He has substantial senior executive experience at a publicly-traded company and various privately held companies as well as board experience at privately held companies and non-profits. Mr. Gutow served as the Senior Vice President of Real Estate and Property Development for Zale Corporation. Mr. Gutow has substantial investment company board experience, having served on boards of trustees responsible for oversight of funds in the MFS family of funds for over 17 years.

Michael Hegarty

Mr. Hegarty has substantial senior executive and board experience at firms within the financial services industry, as well as board experience at publicly-traded and privately held companies. He served as the Vice Chairman and Chief Operating Officer of AXA Financial and as the President and Chief Operating Officer of The Equitable Life Assurance Society. Mr. Hegarty also served as Vice Chairman of Chase Manhattan Corporation and Chemical Bank. He is a former director of Alliance Capital Management Corporation, which serves as the general partner of a publicly-traded investment adviser, and a former trustee of investment companies in the EQ Advisers Trust family of funds.

John P. Kavanaugh

Mr. Kavanaugh has substantial executive, investment management, and board experience at firms within the investment management industry, as well as board experience for other investment company families. Mr. Kavanaugh was the Vice President and Chief Investment Officer of The Hanover Insurance Group, Inc., and the President and Chairman of Opus Investment Management, Inc., an investment adviser. He also served as a trustee for various investment company complexes. Mr. Kavanaugh held research analyst and portfolio management positions with Allmerica Financial and PruCapital, Inc.

Robert J. Manning

Mr. Manning is Chairman and Chief Executive Officer of MFS (the MFS Funds’ investment adviser) and in this capacity heads MFS’ Board of Directors. He has substantial executive and investment management experience, having worked for MFS for 26 years. He also is a member of the Board of Directors of MFS.

J. Dale Sherratt

Mr. Sherratt is the President of Insight Resources and the Managing General Partner of Wellfleet Investments. He was a senior executive at Colgate-Palmolive and the Chief Executive Officer of the Kendall Company in Boston, Massachusetts. Mr. Sherratt has held senior executive positions at various healthcare technology companies, and served on the boards of directors of publicly-traded companies and numerous early stage technology companies. Mr. Sherratt has substantial investment company board experience, having served on boards of trustees responsible for oversight of funds in the MFS family of funds for over 21 years.

Laurie J. Thomsen

Ms. Thomsen has substantial venture capital financing experience, as well as board experience at publicly-traded and privately-held companies. Ms. Thomsen was a co-founding General Partner of Prism Venture Partners, a venture capital firm investing in healthcare and technology companies and served as an Executive Partner of New Profit, Inc., a venture philanthropy firm. Prior to that, she was a General Partner at the venture capital firm, Harbourvest Partners. Ms. Thomsen is a director of The Travelers Companies, Inc. and a trustee of Williams College. She is a former director of Travelers Property Casualty Corp. and New Profit.

Robert W. Uek

Mr. Uek has substantial accounting and consulting experience for clients in the investment management industry. Mr. Uek was a partner in the investment management industry group of PWC, and was the chair of the investment management industry group for Coopers & Lybrand. He also has served as a consultant to mutual fund boards. Mr. Uek previously served on the boards of trustees of investment companies in the TT International family of funds and Hillview Capital family of funds. Mr. Uek is a former Chairman of the Independent Directors Council, a unit of the Investment Company Institute that serves the mutual fund independent director community.

Information about each Account, including information about its investment adviser and administrator, independent registered public accounting firm, and executive officers appears under “Account Information” beginning on page 30 of this Proxy Statement/Prospectus.

THE BOARD, INCLUDING THE INDEPENDENT MANAGERS, UNANIMOUSLY RECOMMENDS THAT THE ACCOUNT OWNERS OF EACH ACCOUNT VOTE TO ELECT EACH OF THE NOMINEES AS MANAGERS OF EACH ACCOUNT.

Committees

The Board meets regularly throughout the year to discuss matters and take certain actions relating to the Accounts. The Board has several standing committees, which are described below.

Name of Committee	Number of Meetings in Last Fiscal Year	Functions	Current Managers(1)
AUDIT COMMITTEE	4	Provides oversight with respect to the accounting and auditing procedures of the Accounts and, among other things, selection of the independent registered public accounting firm for the Accounts and considers the scope of the audit and the effect on the independence of those accountants of any non-audit services such accountants provide to the Accounts and any audit or non-audit services such accountants provide to other MFS funds, MFS and/or certain affiliates; pre-approves audit and permissible non-audit services of independent registered public accounting firm.	Birchfield*, Bishop*, and Wright*

COMPLIANCE AND GOVERNANCE COMMITTEE	5	Responsible for oversight of the development and implementation of the Accounts’ compliance policies, procedures and practices under the 1940 Act and other applicable Laws as well as oversight of compliance policies of the Accounts’ investment adviser and certain other service providers as they relate to Account activities. The Accounts’ Independent Chief Compliance Officer reports directly to the Committee and assists the Committee in carrying out its responsibilities. The Committee also recommends qualified candidates to the Board in the event that a position is vacated or created. Reviews and articulates the governance structure of the Board of Managers. Administers and approves all elements of Compensation for the Managers who are not “interested persons” of the Accounts Trust as defined in the 1940 Act or affiliated with the Accounts’ investment adviser. The Committee would consider recommendations by Account Owners if a vacancy were to exist. Account Owners wishing to recommend Manager candidates for consideration by the Committee may do so by writing the Accounts’ Secretary. Such suggestions must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee to consideration of his or her name by the Committee.	Birchfield*, Dulles*, and Kean*

DISTRIBUTION COMMITTEE	5	Responsible for oversight of the means by which shares of the Funds are sold, expenditures by the Funds’ distributor of amounts paid under the Funds’ Rule 12b-1 plans, the nature and quality of administrative services provided to the Accounts, and the overall level of servicing provided to Account Owners.	Horn, Bishop*, and Wright*

OPERATIONS COMMITTEE	5	Reviews MFS’ process and procedures, internal controls, and compliance monitoring relating to portfolio trading, best execution and brokerage costs and trade allocations. Reviews procedures for the valuation of securities and periodically reviews information from MFS regarding fair value and liquidity determinations made pursuant to the board-approved procedures, and makes related recommendations to the full Board and, if requested by MFS, assists MFS’ internal valuation committee and/or the full Board in resolving particular valuation matters. Reviews on an ongoing basis the Accounts’ proxy voting policies and procedures and recommends the establishment and periodic modifications of such policies and procedures to the full Board.	Horn, Birchfield*, Bishop*, Dulles*, Kean*, Steinhart,* and Wright*

(1)	The Managers’ identification and background are set forth above.
*	Independent Manager.

The Managers generally hold at least five regular meetings each calendar year. These regular meetings take place over a two-day period. The performance and operations of each Account is reviewed by the Managers at each meeting and more in-depth reviews of particular Accounts are conducted by the Managers throughout the year. During the fiscal year ended December 31, 2010, each Account held five Board meetings. Each Manager attended at least 75% of the Board and applicable committee meetings noted for each Account.

Compliance and Governance Committee

Each Account’s Compliance and Governance Committee is responsible for determining requisite standards or qualifications for nominees to serve as a manager of an Account. The Managers have adopted a written charter for the Compliance and Governance Committee. A copy of the Committee’s charter is attached to this Proxy Statement/Prospectus as Appendix 2.

Each Account’s Compliance and Governance Committee consists only of Independent Managers.

The Compliance and Governance Committee requires that Manager candidates have a college degree or equivalent business experience, but has not otherwise established specific, minimum qualifications that must be met by an individual to be considered by the Committee for nomination as a Manager. The Compliance and Governance Committee may take into account a wide variety of factors in considering Manager candidates, including, but not limited to: (i) availability and commitment of a candidate to attend meetings and perform his or her responsibilities to the Board; (ii) relevant industry and related experience; (iii) educational background; (iv) financial expertise; (v) an assessment of the candidate’s ability, judgment and expertise; (vi) overall diversity of the composition of the Board; and (vii) such other factors as the Committee deems appropriate. While the Committee has not adopted a particular definition of diversity, when considering a nominee’s and the Board’s diversity, the Committee generally considers the manner in which each nominee’s professional experience, expertise in matters that are relevant to the oversight of the Accounts (e.g., investment management, distribution, accounting, trading, compliance, legal), general leadership experience, and life experience (including with respect to gender and ethnicity) are complementary and, as a whole, contribute to the ability of the Board to oversee the Accounts. The Compliance and Governance Committee may consider candidates for Manager recommended by each Account’s current Managers, officers or shareholders or by MFS or any other source deemed appropriate by the Compliance and Governance Committee. The Compliance and Governance Committee may, but is not required to, retain a third-party search firm at the applicable Account’s expense to identify potential candidates.

The Compliance and Governance Committee will review and consider nominees recommended by Account Owners to serve as Manager, provided that the recommending Account Owner follows the procedure for Account Owners to submit nominee candidates under federal securities law and applicable state law, if any.

The Compliance and Governance Committee has full discretion to reject nominees recommended by Account Owners, and there is no assurance that any such person properly recommended and considered by the Committee will be nominated for election to the Board of a Account.

Share Ownership

Because the Managers, officers, and Nominees are not eligible to purchase shares of any Account, no Manager, officer, or Nominee had an ownership interest in the Accounts or any other fund supervised by the Board as of the date of this Prospectus/Proxy Statement.

Each Nominee beneficially owned on an aggregate basis over $100,000 in all MFS funds overseen, or to be overseen, by the Nominee, as of September 20, 2011.

Account Owner Communications with the Board of Managers

Account Owners may mail written communications to the Board of Managers, [Name of Account], c/o Massachusetts Financial Services Company, 500 Boylston Street, Boston, Massachusetts 02116, Attention: Frank Tarantino, Independent Chief Compliance Officer. Account Owner communications must (i) be in writing and be signed by the Account Owner, (ii) identify the Account to which they relate and (iii) identify the number of units held by the Account Owner. Each Account’s Independent Chief Compliance Officer (“ICCO”) is responsible for reviewing all properly submitted Account Owner communications. The ICCO shall either (i) provide a copy of each properly submitted Account Owner communication to the Board at its next regularly scheduled meeting or (ii) if the ICCO determines that the communication requires more immediate attention, forward the communication to the Chair of the Managers promptly after receipt. The ICCO may, in good faith, determine that an Account Owner communication should not be provided to the Board because it is ministerial in nature (such as a request for Account literature, unit data or financial information). The ICCO may in such cases forward the communication to the appropriate party or parties at MFS. This process does not apply to (i) any communication from an officer or Manager of a Account, (ii) any communication from an employee or agent of an Account, unless such communication is made solely in such employee’s or agent’s capacity as an Account Owner or (iii) any Account Owner proposal submitted pursuant to federal securities laws, or any communication made in connection with such a proposal. Each Account’s Managers are not required to attend an Account’s Account Owner meetings or to otherwise make themselves available to Account Owners for communications, other than pursuant to the aforementioned process.

Each Account’s Rules and Regulations currently provide that an Account will indemnify its Managers and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Account, unless it is finally adjudicated or, in case of a settlement, it has been determined by Managers not involved in the matter or independent legal counsel, that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Account or that they engaged in willful misfeasance or acted with bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their offices.

Compensation – Current Managers

Manager Compensation Table

The fees paid by each Account to the current Managers are set forth below:

		Manager Fees(1)
Name and Position	Capital Appreciation Variable Account(1)	Global Governments Variable Account(1)	Government Securities Variable Account(1)	High Yield Variable Account(1)
Interested Manager
David D. Horn	$2,017	$116	$934	$626
Non-Interested Managers
J. Kermit Birchfield	$2,583	$149	$1,196	$801
Robert C. Bishop	$2,017	$116	$934	$626
Frederick H. Dulles	$2,017	$116	$934	$626
Marcia A. Kean	$2,017	$116	$934	$626
Ronald G. Steinhart	$2,017	$116	$934	$626
Haviland Wright	$2,017	$116	$934	$626

Name and Position	Money Market Variable Account(1)	Total Return Variable Account(1)
Interested Manager
David D. Horn	$518	$1,611
Non-Interested Managers
J. Kermit Birchfield	$663	$2,063
Robert C. Bishop	$518	$1,611
Frederick H. Dulles	$518	$1,611
Marcia A. Kean	$518	$1,611
Ronald G. Steinhart	$518	$1,611
Haviland Wright	$518	$1,611

(1)	Information provided for the fiscal year ended December 31, 2010. Each Manager oversees 31 funds in the MFS Family of Funds as of December 31, 2010.

The total compensation from the Accounts and other funds in the MFS Family of Funds is set forth below:

Manager Name	Total Compensation Paid by MFS Family of Funds(2)
J. Kermit Birchfield	$137,000
Robert C. Bishop	$107,000
Frederick H. Dulles	$107,000
David D. Horn	$107,000
Marcia Kean	$107,000
Ronald G. Steinhart	$107,000
Haviland Wright	$107,000

(2)	For calendar year 2010 for 31 funds.

Compensation – Nominees for Election as Manager

The table below shows the total compensation paid to the Nominees for calendar year 2010 for 96 funds. The Nominees have not received compensation from the Accounts. Robert J. Manning receives no compensation from any fund or Account for his services as Manager or Trustee.

Nominee Name	Total Compensation Paid by MFS Family of Funds
Robert E. Butler	$253,990
Maureen R. Goldfarb	$242,990
David H. Gunning	$307,990
William R. Gutow	$242,990
Michael Hegarty	$252,990
John P. Kavanaugh	$243,990
J. Dale Sherratt	$253,990
Laurie J. Thomsen	$252,990
Robert W. Uek	$260,240

Retirement Benefit Deferral Plan – Under a Retirement Benefit Deferral Plan, certain Nominees have deferred benefits from a prior retirement plan for certain MFS funds, not including the Accounts. The value of the benefits is periodically readjusted as though the Manager had invested an equivalent amount in Class A shares of other MFS fund(s), not including any Account, designated by such nominee. The value of the deferred benefits will be paid to the nominees upon retirement or thereafter. The plan is not funded and the obligation of certain MFS funds, not including the Accounts, to pay the Nominee’s deferred compensation is a general unsecured obligation.

ACCOUNT INFORMATION

This section provides certain information about the Accounts, including information about their investment adviser and administrator, independent registered public accounting firm, and executive officers.

Investment Adviser and Administrator

Each Account engages MFS, a Delaware corporation with offices at 500 Boylston Street, Boston, Massachusetts 02116, as its investment adviser and administrator. MFS is a majority-owned subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect majority-owned subsidiary of Sun Life Financial Inc.

Independent Registered Public Accounting Firm

The Board of Managers has appointed Deloitte & Touche LLP (“Deloitte”) to serve as independent accountants to each Account. Each Account has a fiscal year end of December 31. Deloitte has no direct or material indirect interest in any Account. Representatives of Deloitte are not expected to be present at the Meeting, but they will have the opportunity to make a statement if they wish, and they will be available should any matter arise requiring their presence.

To the extent required by applicable law, pre-approval by the Audit Committee of the Board is needed for all audit and permissible non-audit services rendered to the Accounts and all permissible non-audit services rendered to MFS or various entities either controlling, controlled by, or under common control with MFS that provide ongoing services to the Account (“MFS and MFS Related Entities”) if the services relate directly to the operations and financial reporting of an Account. Pre-approval is currently on an engagement-by-engagement basis. In the event pre-approval of such services is necessary between regular meetings of the Audit Committee and it is not practical to wait to seek pre-approval at the next regular meeting of the Audit Committee, pre-approval of such services may be referred to the Chair of the Audit Committee for approval; provided that the Chair may not pre-approve any individual engagement for such services exceeding $50,000 or multiple engagements for such services in the aggregate exceeding $100,000 in each period between regular meetings of the Audit Committee. Any engagement pre-approved by the Chair between regular meetings of the Audit Committee shall be presented for ratification by the entire Audit Committee at its next regularly scheduled meeting.

The tables in the section entitled “Independent Registered Public Accounting Firm Fees” describe for each Account’s two most recent fiscal years the fees billed by Deloitte to each Account for (a) all audit and non-audit services provided directly to each Account and (b) those non-audit services provided to MFS and MFS Related Entities that relate directly to each Account’s operations and financial reporting under the following captions:

Audit Fees – fees related to the audit and review of the financial statements included in annual reports and registration statements, and other services that are normally provided in connection with statutory and regulatory filings or engagements.

Audit-Related Fees – fees related to assurance and related services that are reasonably related to the performance of the audit or review of financial statements, but not reported under “Audit Fees”, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters and internal control reviews.

Tax Fees – fees associated with tax compliance, tax advice and tax planning, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews and tax distribution and analysis reviews.

All Other Fees – fees for products and services provided to an Account by Deloitte other than those reported under “Audit Fees”, “Audit- Related Fees” and “Tax Fees,” including fees for services related to analysis of certain portfolio holdings, review of internal controls and review of Rule 38a-1 compliance program.

The tables in the section entitled “Independent Registered Public Accounting Firm Fees” also set forth the aggregate fees billed by Deloitte (the “Independent Registered Public Accounting Firm”) for each Account’s two most recent fiscal years for non-audit services rendered to each Account and MFS and MFS Related Entities.

The Audit Committee has considered whether the provision by each Account’s Independent Registered Public Accounting Firm of non-audit services to MFS and MFS Related Entities that were not pre-approved by the Audit Committee (because such services did not relate directly to the operations and financial reporting of each Account) was compatible with maintaining the independence of the Independent Registered Public Accounting Firm as each Account’s principal auditor.

Account Officers

The following table provides information about the current officers of each Account including their principal occupations, which, unless specific dates are shown, are of more than five years duration, although the titles may not have been the same throughout. The officers of the Accounts hold similar positions for the Trust and other funds in the MFS Family of Funds. Each officer will hold office until his or her successor is chosen and qualified, or until he or she retires, resigns or is removed from office.

Name, Age	Position(s) Held with Account	Manager/Officer Since(h)	Principal Occupation During the Past Five Years	Other Directorships(j)
OFFICERS
Maria F. DiOrioDwyer(n) age 52	President	November 2005	Massachusetts Financial Services Company, Executive Vice President and Chief Regulatory Officer; Chief Compliance Officer (since December 2006)

Christopher R. Bohane(n) age 37	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Vice President and Senior Counsel

John M. Corcoran(n) age 46	Treasurer	October 2008	Massachusetts Financial Services Company, Senior Vice President (since October 2008); State Street Bank and Trust (financial services provider), Senior Vice President, (until September 2008)

Ethan D. Corey(n) age 47	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel

David L. DiLorenzo(n) age 43	Assistant Treasurer	July 2005	Massachusetts Financial Services Company, Vice President

Timothy M. Fagan(n) age 43	Assistant Secretary and Assistant Clerk	September 2005	Massachusetts Financial Services Company, Vice President and Senior Counsel

Robyn L. Griffin age 36	Assistant Independent Chief Compliance Officer	August 2008	Griffin Compliance LLC (provider of compliance services), Principal (since August 2008); State Street Corporation (financial services provider), Mutual Fund Administration Assistant Vice President (October 2006 – July 2008); Liberty Mutual Group (insurance), Personal Market Assistant Controller (April 2006 – October 2006)

Brian E. Langenfeld(n) age 38	Assistant Secretary and Assistant Clerk	May 2006	Massachusetts Financial Services Company, Vice President and Senior Counsel (since May 2006)

Ellen Moynihan(n) age 53	Assistant Treasurer	May 1997	Massachusetts Financial Services Company, Senior Vice President

Susan S. Newton(n) age 61	Assistant Secretary and Assistant Clerk	May 2005	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel

Susan A. Pereira(n) age 40	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Vice President and Senior Counsel

Mark N. Polebaum(n) age 59	Secretary and Clerk	February 2006	Massachusetts Financial Services Company, Executive Vice President, General Counsel and Secretary

Frank L. Tarantino age 67	Independent Chief Compliance Officer	September 2004	Tarantino LLC (provider of compliance services), Principal

Name, Age	Position(s) Held with Account	Manager/Officer Since(h)	Principal Occupation During the Past Five Years	Other Directorships(j)
Richard S. Weitzel(n) age 41	Assistant Secretary and Assistant Clerk	October 2007	Massachusetts Financial Services Company, Vice President and Assistant General Counsel

James O. Yost(n) age 51	Assistant Treasurer	April 1992	Massachusetts Financial Services Company, Senior Vice President

(h)	Date first appointed to serve as Officer of an MFS fund. For the period March 2008 until October 2008, Ms. DiOrioDwyer served as Treasurer of the Funds.
(j)	Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., “public companies”).
(n)	“Interested person” of MFS within the meaning of the 1940 Act. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.

Independent Registered Public Accounting Firm Fees

The tables below set forth the audit fees billed to each Account as well as fees for non-audit services provided to the Account and/or to the Account’s investment adviser, MFS, and MFS Related Entities.

For each Account’s last two fiscal years, fees billed by each Account’s Independent Registered Public Accounting Firm (Deloitte) for services provided directly to each Account:

	Audit Fees
Account	2010	2009
Capital Appreciation Variable Account	36,902	36,194
Global Governments Variable Account	47,369	46,456
Government Securities Variable Account	42,484	41,667
High Yield Variable Account	52,442	51,430
Money Market Variable Account	22,946	22,512
Total Return Variable Account	50,159	49,192

	Audit Related Fees(1)		Tax Fees		All Other Fees(2)
Account	2010	2009	2010	2009	2010	2009
Capital Appreciation Variable Account	0	0	0	0	1,376	1,166
Global Governments Variable Account	0	0	0	0	1,376	1,166
Government Securities Variable Account	0	0	0	0	1,376	1,166
High Yield Variable Account	0	0	0	0	1,376	1,166
Money Market Variable Account	0	0	0	0	1,376	1,166
Total Return Variable Account	0	0	0	0	1,376	1,166

For each Account’s last two fiscal years, fees billed by each Account’s Independent Registered Public Accounting Firm for services provided to the MFS and MFS Related Entities that relate directly to such Account’s operations and financial reporting:

	Audit Related Fees(1)		Tax Fees		All Other Fees(1)
Trust	2010	2009	2010	2009	2010	2009
MFS and MFS Related Entities of Capital Appreciation Variable Account*	1,241,490	1,061,841	0	0	60,000	59,174
MFS and MFS Related Entities of Global Governments Variable Account*	1,241,490	1,061,841	0	0	60,000	59,174
MFS and MFS Related Entities of Government Securities Variable Account*	1,241,490	1,061,841	0	0	60,000	59,174
MFS and MFS Related Entities of High Yield Variable Account*	1,241,490	1,061,841	0	0	60,000	59,174
MFS and MFS Related Entities of Money Market Variable Account*	1,241,490	1,061,841	0	0	60,000	59,174
MFS and MFS Related Entities of Total Return Variable Account*	1,241,490	1,061,841	0	0	60,000	59,174

*	This amount reflects the fees billed to MFS and MFS Related Entities of each Account for non-audit services relating directly to the operations and financial reporting of the Account (portions of which services also related to the operations and financial reporting of all funds within the MFS funds complex).
(1)	The fees included under “Audit-Related Fees” are fees related to assurance and related services that are reasonably related to the performance of the audit or review of financial statements, but not reported under “Audit Fees,” including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters and internal control reviews.
(2)	The fees included under “All Other Fees” are fees for products and services provided by each Account’s Independent Registered Public Accounting Firm other than those reported under “Audit Fees,” “Audit-Related Fees” and “Tax Fees,” including fees for services related to analysis of certain portfolio holdings and, review of internal controls and review of Rule 38a-1 compliance program.

During the periods indicated in the tables above, no services described under “Audit-Related Fees,” “Tax Fees” or “All Other Fees” were approved pursuant to the de minimis exception set forth in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

Aggregate fees billed by each Independent Registered Public Accounting Firm, for each Account’s two most recent fiscal years, for non-audit services rendered to each Account and MFS and MFS Related Entities:

Trust	2010	2009
Capital Appreciation Variable Account and MFS and MFS Related Entities	1,903,662	1,361,346
Global Governments Variable Account and MFS and MFS Related Entities	1,903,662	1,361,346
Government Securities Variable Account and MFS and MFS Related Entities	1,903,662	1,361,346
High Yield Variable Account and MFS and MFS Related Entities	1,903,662	1,361,346
Money Market Variable Account and MFS and MFS Related Entities	1,903,662	1,361,346
Total Return Variable Account and MFS and MFS Related Entities	1,903,662	1,361,346

GENERAL INFORMATION

Share Ownership

As of August 26, 2011 (the “Record Date”), the number of units of each Account entitled to vote are listed in the table at Exhibit B.

To the knowledge of the Accounts, as of the Record Date, no person owned units attributable to 5% or more of the assets of an Account. To the knowledge of the Trust, as of the Record Date, no person, except as set forth in the table at Exhibit B, owned of record 5% or more of the outstanding shares of any class of a Portfolio whose shares are being offered by this Proxy Statement/Prospectus. On the Record Date, the Managers and officers of each Account, as a group, owned separate account units attributable to less than one percent of the assets of any class of a Portfolio of the Trust.

Voting Information

The proxy solicitation will be done by mail but may also be done by telephone, e-mail, facsimile or personal interview conducted by MFS, Sun Life or outside contractors employed to assist in the solicitation. The estimated expenses for the solicitation are $147,100.

All proxies executed, dated and returned in accordance with the instructions on the enclosed proxy card prior to the beginning of the Meeting on November 17, 2011 will be voted in accordance with the instructions marked thereon. If instructions are not marked thereon, proxies will be voted “FOR” the relevant Account’s Reorganization.

Any Account Owner who provides voting instructions has the power to revoke the instructions by (1) delivering to the Secretary of the Accounts (at the offices of the Accounts) written notice of revocation, or (2) submitting superseding voting instructions, in each case at any time prior to the date of the Meeting. Account Owners may also revoke prior voting instructions by voting in person at the Meeting.

The number of votes which a Payee under an annuity contract in the annuity period may cast is equal to (1) the amount of the assets remaining in each Account to meet the annuity obligations related to such contract divided by (2) the value of the accumulation unit.

Quorum Requirements/Votes Necessary to Approve Proposals

With respect to each Account, the presence in person or by proxy of the holders of more than fifty percent (50%) of the total number of votes entitled to be cast at the Meeting is required to constitute a quorum. For Proposals 1, 2,3,4,5 and 6, the Reorganization of each Account will consummated only if approved by the affirmative vote of a “majority of the outstanding voting securities” of each Account entitled to vote. Under the 1940 Act, the vote of a “majority of the outstanding voting securities” means the affirmative vote of the lesser of (a) 67% or more of the voting power of the securities present at the Meeting or represented by proxy if the holders of more than 50% of the outstanding voting power of the securities are present or represented by proxy or (b) more than 50% of the voting power of the outstanding voting securities. For Proposal 7, each Nominee named in Proposal 7 must be elected by shares representing a plurality of the Account’s voting power entitled to be cast at the Meetings that are present in person or by proxy.

If a proxy is properly executed and returned and is marked with an abstention (collectively, “abstentions”), the units represented thereby will be considered to be present at the applicable Meeting for purpose of determining the existence of a quorum for the transaction of business. Accordingly, abstentions will effectively be “NO” votes on Proposals 1 through 6.

Adjournment

The Meeting may be adjourned for the purpose of further proxy solicitation if a quorum is not present at the Meeting or if the vote necessary to approve the Reorganization has not been obtained. The persons designated as proxies will vote proxies in favor of any adjournment unless you provide other instructions. At any subsequent reconvening, the persons designated as proxies will vote proxies in the same manner as the proxies would have been voted at the original Meeting, unless you revoke the proxies before the Meeting is reconvened.

Other Business

The Board of Managers of the Accounts know of no other matters which are likely to be brought before the Meeting. In the event any other matters do properly come before the Meeting, however, the persons named in the enclosed proxy will vote the proxies in accordance with their best judgment.

Contract Owner Proposals

The Accounts do not hold regular Account Owner meetings. If one or more Reorganizations are not approved, Account Owners wishing to submit proposals for inclusion in a proxy statement for a subsequent Account Owner meeting (if any) should send their written proposals to the principal executive offices of Sun Life at the address set forth on the cover of this Proxy Statement/Prospectus.

Proposals must be received a reasonable time prior to the date of a meeting of Account Owners to be considered for inclusion in the proxy materials for a meeting. The submission of a proposal does not guarantee its inclusion in the proxy statement and is subject to limitations under the federal securities laws.

APPENDIX 1

PRINCIPAL INVESTMENT RISKS

Bank Focus Risk: Events that affect the banking or related industries may have a significant adverse affect on the Account/Portfolio.

Counterparty and Third Party Risk: Transactions involving a counterparty or third party other than the issuer of the instrument are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability to perform in accordance with the terms of the transaction.

Credit Risk: The price of a debt instrument depends, in part, on the credit quality of the issuer, borrower, counterparty, or underlying collateral and can decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral, or changes in specific or general market, economic, industry, political, regulatory, geopolitical, or other conditions.

U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury.

Lower quality debt instruments (commonly referred to as “high yield securities” or “junk bonds”) can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Lower quality debt instruments are regarded as having predominantly speculative characteristics. Lower quality debt instruments tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments.

Currency Risk: The value of foreign currencies relative to the U.S. dollar fluctuates in response to market, economic, political, regulatory, geopolitical or other conditions, and a decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

Defensive Investing Risk: When MFS invests defensively, different factors could affect the Account’s or Portfolio’s performance and the Account/Portfolio may not achieve its investment objective. In addition, the defensive strategy may not work as intended.

Derivatives Risk: Derivatives can be used to take both long and short positions (i.e., the value of a derivative can be positively or negatively related to the value of the underlying indicator(s) on which the derivative is based). Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicator(s). Gains or losses from derivatives can be substantially greater than the derivatives’ original cost and can involve leverage.

Foreign and Emerging Markets Risk: Exposure to foreign markets, especially emerging markets, through issuers or currencies can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments, especially those in emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market. Emerging markets can have less developed markets and less developed legal, regulatory, and accounting systems, and greater political, social, and economic instability than developed markets.

Foreign Exposure Risk: Exposure to foreign markets can involve increased risks due to adverse market, economic, political, regulatory, geopolitical, or other conditions.

Foreign Risk: Exposure to foreign markets through issuers or currencies can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments, especially those in emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

Frequent Trading Risk: Frequent trading increases transaction costs, which may reduce the Portfolio’s or Account’s return.

Geographic Concentration Risk: The Account’s/Portfolio’s performance could be closely tied to the market, currency, economic, political, regulatory, geopolitical, or other conditions in the countries or regions in which the Account/Portfolio invests and could be more volatile than the performance of more geographically-diversified funds.

Growth Company Risk: The stocks of growth companies can be more sensitive to the company’s earnings and more volatile than the market in general.

Interest Rate, Credit, and Liquidity Risk: For the Money Market Portfolio, MFS seeks to maintain a stable $1.00 share price for the fund, there is no guarantee that it will be able to do so. A major increase in interest rates or a decline in the credit quality of an issuer or entity providing credit support, an inactive trading market for money market instruments, or adverse market, economic, political, regulatory, geopolitical, or other conditions could cause the Portfolio’s share price/Account’s unit price to fluctuate.

Inflation-Adjusting Risk: Interest payments on inflation-adjusted debt instruments can be unpredictable and vary based on the level of inflation. If inflation is negative, principal and income can both decline.

Interest Rate Risk: The price of a debt instrument falls when interest rates rise and rises when interest rates fall. Instruments with longer maturities, or that do not pay current interest, are more sensitive to interest rate changes.

Investment Selection Risk: The MFS analysis of an investment can be incorrect and can lead to an investment focus that results in the Account/Portfolio underperforming other funds with similar investment strategies and/or underperforming the markets in which the Account or Portfolio invests.

Issuer Focus Risk: The Account’s/Portfolio’s performance could be more volatile than the performance of more diversified funds.

Leveraging Risk: Leverage involves investment exposure in an amount exceeding the initial investment. Leverage can cause increased volatility by magnifying gains or losses.

Liquidity Risk: It may not be possible to sell certain investments, types of investments, and/or segments of the market at any particular time or at an acceptable price.

Municipal Risk: The price of a municipal instrument can be volatile and significantly affected by adverse tax or court rulings, legislative or political changes, changes in specific or general market and economic conditions, and the financial condition of municipal issuers and insurers. Because many municipal instruments are issued to finance similar projects, conditions in these industries can significantly affect the Account/Portfolio and the overall municipal market.

Non-Diversification Risk: The Account’s/Portfolio’s performance could be more volatile than the performance of more diversified funds.

Prepayment/Extension Risk: Instruments subject to prepayment and/or extension can reduce the potential for gain for the instrument’s holders if the instrument is prepaid and increase the potential for loss if the maturity of the instrument is extended.

Stock Market/Company Risk: Stock markets are volatile and can decline significantly in response to issuer, market, economic, political, regulatory, geopolitical, and other conditions. The price of an equity security can decrease significantly in response to these conditions, and these conditions can affect a single issuer or type of security, issuers within a broad market sector, industry or geographic region, or the market in general.

Value Company Risk: The stocks of value companies can continue to be undervalued for long periods of time and not realize their expected value.

APPENDIX 2

Compass Board

COMPLIANCE AND GOVERNANCE COMMITTEE CHARTER

Adopted February 24, 2005

Revised February 2008 (Trust Name Change)

The Board of Trustees (“Trustees”) of the MFS Variable Insurance Trust II (“Trust”) and the Board of Managers (“Managers”) (Trustees and Managers collectively referred to as “Trustee(s)”) of the various Compass Variable Accounts (“Accounts”) (the Trust and the Accounts each a “Fund” or collectively the “Funds”) (collectively the “Board” or the “Compass Board”) has adopted this Charter to govern the activities of the Compliance and Governance Committee (the “Committee”) of the particular Board. This Charter applies separately to each Trust and its particular Board and Committee, and shall be interpreted accordingly.

Statement of Purposes and Responsibilities

The Committee is generally responsible for oversight of regulatory and fiduciary compliance matters involving each series of a Trust and each Account, as well as Fund-related activities of the Funds’ investment adviser and administrator, Massachusetts Financial Services Company (“MFS”), and the principal underwriter and transfer agent of the Funds (together, “Applicable Fund Service Providers”). While the intention is that the Committee will have broad oversight of all areas of Fund compliance, it is expected that principal oversight responsibilities for certain specific areas of compliance (e.g., audit, operations) will be assumed by other committees of the Board or the full Board.

In addition, the Committee advises and makes recommendations to the Board on matters concerning Trustee practices and recommendations concerning the functions and duties of the committees of the Board, which may be based on developments in the mutual fund industry and practices used by other comparable fund complexes.

The Committee is responsible for (i) determining requisite standards or qualifications for nominees to serve as trustees on the Board, (ii) identifying possible candidates to become members of the Board in the event that a trustee position is vacated or created and/or in contemplation of a shareholders’ meeting at which one or more trustees is to be elected, and (iii) considering and evaluating such candidates and recommending trustee nominees for the Board’s approval.

In addition, the Committee is responsible for recommending for approval by the Board the structure and levels of compensation and other related benefits to be paid or provided by the Funds to Board members.

Committee Membership and Operations

The Committee shall be comprised of as many Board members as the Board shall determine, provided that all members of the Committee shall be Board members who are not “interested persons” of the Trust, as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (“Independent Trustees”).

One or more members of the Committee may be designated by the Board as the Committee’s chair or co-chair, as the case may be. The Committee may delegate any portion of its authority or responsibilities to a sub-committee of one or more members.

The Committee will ordinarily meet at least four times per year, in connection with regularly scheduled Board meetings, and otherwise as and when the Committee or the Board determines necessary or appropriate in accordance with the Trust’s By-Laws. A Chair of the Trustees, the chair or vice-chair of the Committee or a majority of the members of the Committee are authorized to call a meeting of the Committee and send notice thereof.

A majority of the members of the Committee shall constitute a quorum for the transaction of business at any meeting of the Committee. The action of a majority of the members of the Committee present at a meeting at which a quorum is present shall be the action of the Committee. The Committee may also take action by written consent of a majority of the Committee members. The Committee may meet by means of a telephone conference circuit or similar communications equipment by means of which all persons participating in the meeting can hear each other.

The Committee may invite such members of management and other persons to its meetings as it may deem desirable or appropriate. The Committee shall report regularly to the Board summarizing the Committee’s activities and actions and any significant issues considered by the Committee.

Committee Duties and Responsibilities

The following are the duties and responsibilities of the Committee:

Compliance

1.	To provide oversight with respect to regulatory and fiduciary compliance matters involving the Trusts and the Funds, as well as Fund-related activities of MFS and other Applicable Fund Service Providers. Principal areas of compliance to be overseen by the Committee include: (i) federal securities laws governing the Funds and Applicable Fund Service Providers, (ii) potential conflicts of interest involving MFS and other affiliated persons, (iii) the Code of Ethics applicable to the Funds and MFS, (iv) Fund disclosure documents, including prospectuses, proxies and shareholder reports, (v) MFS’s fiduciary duties to Fund shareholders and (vi) other compliance areas identified by the Board from time to time as appropriately falling principally within the scope of the Committee’s functions.

2.	To recommend to the Board the allocation of compliance responsibilities among the committees of the Board, and to keep apprised of and coordinate with the full Board and other committees with respect to specific areas of compliance for which the Committee does not have principal oversight responsibility, including (i) fund advisory and related fee arrangements, (ii) Fund sales and distribution arrangements, (iii) processing of transactions in Fund shares, (iv) Fund portfolio trading and brokerage, (v) Fund audit-related matters, and (vi) valuation of Fund portfolio securities and pricing of Fund shares.

3.	To review and make recommendations to the Board regarding the scope and contents of the Funds’ compliance policies and procedures adopted by the Board in accordance with applicable law, as well as compliance policies and procedures of MFS and other Applicable Fund Service Providers required to be approved by the Board (together, “Compliance Policies and Procedures”).

4.	To periodically (at least annually) review and assess the implementation and administration of the Compliance Policies and Procedures and to report to the Board regarding these matters, including any recommendations for changes to the Policies and Procedures or the means by which they are administered.

5.	To advise the Board regarding the retention, compensation and evaluation of the Trusts’ Independent Chief Compliance Officer (the “ICCO”). The ICCO will report directly to the Committee and, in consultation with the Board, the Committee shall be primarily responsible for defining the responsibilities and overseeing the activities of the ICCO on behalf of the Funds, and for serving as principal liaison between the ICCO and the Board for reporting and related purposes.

6.	To receive reports from and serve as principal liaison between the Board and compliance officers and related personnel of MFS and other Applicable Fund Service Providers.

Governance

1.	To make recommendations to the Board from time to time as to changes that the Committee believes to be desirable in the size of the Board or any committee thereof.

2.	To make recommendations to the Board from time to time as to the establishment of any new committees of the Board or changes in the powers, duties or composition of any existing committee.

3.	To make recommendations to the Board regarding Board and committee meeting procedures, including the appropriateness and adequacy of the information supplied to the Trustees in connection with such meetings.

General

1.	To make such other reports and recommendations to the Board within the scope of the Committee’s functions.

2.	To discharge any other duties or responsibilities delegated to the Committee by the Board from time to time.

Performance Evaluation

The Committee shall produce and provide to the Board orally or in writing an annual performance evaluation of the Committee, which evaluation shall compare the performance of the Committee with the requirements of this charter. The performance evaluation shall also include a review of the adequacy of this charter and shall recommend to the Board any revisions the Committee deems necessary or desirable, although the Board shall have the sole authority to amend this charter. The performance evaluation shall be conducted in such manner as the Committee deems appropriate.

Delegation to Subcommittees

The Committee may, in its discretion, delegate all or a portion of its duties and responsibilities to a subcommittee of the Committee.

Outside Resources and Assistance from Management

The appropriate officers of the Fund shall provide or arrange to provide such information, data and services as the Committee may request. Subject to the ultimate authority of the Board, the Committee shall have the authority to engage at the Fund’s expense independent counsel and other experts and consultants whose expertise the Committee considers necessary to carry out its responsibilities.

EXHIBITS TO PROXY STATEMENT/PROSPECTUS

Exhibit A – Form of Agreement and Plan of Reorganization

Exhibit B – Ownership of Shares as of Record Date

Exhibit A

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

AGREEMENT AND PLAN OF REORGANIZATION dated as of                     , 2011 (the “Plan”), among SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.) (“Sun Life”), a Delaware corporation, Money Market Variable Account, Global Governments Variable Account, Capital Appreciation Variable Account, Total Return Variable Account, High Yield Variable Account and Government Securities Variable Accounts (each an “Account” and collectively the “Variable Accounts” or the “Acquired Accounts”), managed separate accounts of Sun Life, and MFS VARIABLE INSURANCE TRUST II, a Massachusetts business trust (the “Trust”).

WHEREAS, the Variable Accounts are segregated asset accounts of Sun Life under the insurance code of the State of Delaware;

WHEREAS, the Trust is a Massachusetts business trust and is authorized to issue separate series of beneficial interest including the MFS Money Market, MFS Global Governments, MFS Massachusetts Investors Growth Stock, MFS Total Return, MFS High Yield and MFS Government Securities Portfolios (each, a “Fund” and collectively, the “Funds” or the “Acquiring Funds”);

WHEREAS, the parties desire to restructure the Variable Accounts by providing (1) that each of the Money Market Variable Account, Global Governments Variable Account, Capital Appreciation Variable Account, Total Return Variable Account, High Yield Variable Account and Government Securities Variable Account, respectively, will transfer its assets other than insurance-related assets and obligations (“Acquired Assets”) and its investment-related liabilities (“Assumed Liabilities”) to the MFS Money Market, MFS Global Governments, MFS Massachusetts Investors Growth Stock, MFS Total Return, MFS High Yield and MFS Government Securities Portfolios, respectively, in exchange for issuance of Initial Class shares of the Funds (the “Reorganization Shares”) to the corresponding Variable Account; (2) that the Money Market Variable Account will be converted into a sub-account of a new unit investment trust separate account (“New UIT”); and (3) the Variable Accounts other than the Money Market Variable Account will be redenominated as unit investment trust sub-accounts of the New UIT.

NOW, THEREFORE, in consideration of the mutual promises herein contained, the Variable Accounts agree to the transfer of all of the Acquired Assets to the corresponding Funds solely in exchange for (1) the issuance by the Trust of the Reorganization Shares of the Funds and (2) the assumption by each of the Funds of the Assumed Liabilities of the corresponding Variable Accounts, on the terms and conditions hereinafter set forth:

All representations, warranties, covenants and obligations of the Acquiring Funds and the Acquired Accounts contained herein shall be deemed to be representations, warranties, covenants and obligations of Sun Life, acting on behalf of the Acquired Accounts, and the Trust, acting on behalf of the Acquiring Funds, respectively, and all rights and benefits created hereunder in favor of the Acquiring Funds and the Acquired Accounts shall inure to, and shall be enforceable by, Sun Life and the Trust, acting on behalf of the Acquired Accounts and the Acquiring Funds, respectively.

1. The Reorganization

1.1  The Acquired Accounts will transfer to the Acquiring Funds all of the Acquired Assets, (consisting of, without limitation, portfolio securities and instruments, dividend and interest receivables, claims and rights of action related to the Acquired Accounts investment activity, cash and other assets) as set forth in a statement of assets and liabilities as of the Valuation Time (as defined in paragraph 2.1 hereof) prepared in accordance with generally accepted accounting principles consistently applied, certified by the Acquired Accounts’ Treasurer or Assistant Treasurer and delivered by the Acquired Accounts to the Acquiring Funds pursuant to paragraph 5.6 hereof (the “Statement of Assets and Liabilities”), free and clear of all liens and encumbrances, except as otherwise provided herein, in exchange solely for (a) the assumption by the Acquiring Funds of all of the Assumed Liabilities of the Acquired Accounts as set forth in the Statement of Assets and Liabilities and (b) the issuance and delivery by the Acquiring Funds to the Acquired Accounts of the number of full and fractional (rounded to the third decimal place) Reorganization Shares determined as provided in paragraph 2.2 hereof. Such transactions shall take place at the closing provided for in paragraph 3.1 hereof (the “Closing”).

1.2  The Acquired Accounts reserve the right to sell any of the portfolio securities or other assets prior to the Closing in the ordinary course of business.

2. Valuation

2.1  The net asset value of each Reorganization Share and the net value of the Acquired Assets shall in each case be determined as of the close of business (4:00 p.m. Eastern Time) on the Closing Date (the “Valuation Time”). The net asset value of the Reorganization Shares shall be computed by State Street Bank and Trust Company (the “Custodian”), as custodian and pricing agent for the Acquiring Funds, using the valuation procedures set forth in the Trust’s Amended and Restated Declaration of Trust (the “Declaration of Trust”) or Master Amended and Restated By-Laws (the “By-Laws”) and the Acquiring Funds’ then-current prospectus and statement of additional information (collectively, the “Acquiring Funds Valuation Procedures”), to not less than two decimal places. The net value of the Acquired Assets shall be computed by the Custodian, as custodian and pricing agent for the Acquired Accounts, by calculating the value of the Acquired Assets and subtracting therefrom the amount of the Assumed Liabilities, using the valuation procedures set forth in the Amended and Restated Rules and Regulations, dated May 31, 2001, of each Account or the Master Amended and Restated By-Laws of the Accounts, dated August 6, 2004 and the Acquired Accounts’ then-current prospectus and statement of additional information (collectively, the “Acquired Accounts Valuation Procedures”). The determinations of the Custodian shall be conclusive and binding on all parties in interest; provided, however, that, in computing each Fund’s/Acquired Account’s net asset value in accordance with this paragraph 2.1, any fair value determination required to be made by the Acquiring Funds’ Valuation Procedures or Acquired Accounts’ Valuation Procedures with respect to a portfolio security or other asset of either an Acquiring Fund or an Acquired Account shall be made in accordance with the applicable party’s Valuation Procedures, and any such fair value determinations shall be conclusive and binding on the Custodian and all parties in interest.

2.2  The number of Reorganization Shares (including fractional shares, if any, rounded to the third decimal place) the Acquiring Funds shall issue pursuant to paragraph 1.1(b) hereof shall be determined by dividing the net value of the Acquired Assets (computed as set forth in paragraph 2.1 hereof) (the “Acquired Accounts Value”) by the net asset value of a Reorganization Share (computed as set forth in such paragraph).

2.3  Except for certain fair value determinations as described in paragraph 2.1 hereof, all computations of value shall be made by the Custodian in its capacity as pricing agent for the Acquiring Funds and the Acquired Accounts, as applicable, and in accordance with its regular practice in pricing the shares and assets of the Acquiring Funds and the Acquired Accounts, as applicable, using the relevant Fund’s or Account’s Valuation Procedures.

3. Closing and Closing Date

3.1  The Closing Date shall be December 2, 2011 or such other date on or before December 31, 2011 as the parties may agree. The Closing shall be held at 5:00 p.m., Eastern Time, at the offices of the Trust, 500 Boylston Street, Boston, Massachusetts 02116, or at such other time and/or place as the parties may agree (the “Effective Time”).

3.2  The Acquired Assets shall be transferred by the Acquired Accounts to the Custodian for the accounts of the Acquiring Funds on the Closing Date, duly endorsed in proper form for transfer, in such condition as to constitute good delivery thereof in accordance with the custom of brokers or, in the case of portfolio securities held in the US Treasury Department’s book-entry system or by the Depository Trust Company or other third-party depositories, by transfer to the accounts of the Custodian in accordance with Rule 17f-4, Rule 17f-5, or Rule 17f-7, as the case may be, under the Investment Company Act of 1940, as amended (the “1940 Act”) and shall be accompanied by all necessary federal and state stock transfer stamps or a check for the appropriate purchase price thereof. The cash delivered shall be in the form of currency, certified or official bank check or federal funds wire, payable to the order of, as appropriate, “State Street Bank and Trust Company, Custodian for the MFS Money Market Portfolio, MFS Global Governments Portfolio, MFS Massachusetts Investors Growth Stock Portfolio, MFS Total Return Portfolio, MFS High Yield Portfolio and MFS Government Securities Portfolios Portfolio or in the name of any successor organization.

3.3  If on the Closing Date (a) the New York Stock Exchange shall be closed to trading or trading thereon shall be restricted or (b) trading or the reporting of trading on such exchange or elsewhere shall be disrupted so that accurate appraisal of the net value of the Acquired Assets or the net asset value of the Reorganization Shares is impracticable, the Closing Date shall be postponed until the next business day when trading shall have been fully resumed and reporting shall have been restored; provided that if trading shall not be fully resumed and reporting restored on or before December 31, 2011, this Plan may be terminated by any party upon the giving of written notice to the other.

3.4  The Acquiring Funds shall issue and deliver to the Acquired Accounts a confirmation evidencing the Reorganization Shares credited on the Closing Date, or provide evidence satisfactory to the Acquired Accounts that such Reorganization Shares have been credited to the Acquired Accounts’ accounts on the books of the Acquiring Funds. At the Closing each party shall deliver to the other such bills of sale, checks, assignments, stock certificates, receipts or other documents as such other party or its counsel may reasonably request.

4. Representations and Warranties

4.1  Sun Life represents and warrants to the Funds as follows:

(a)  The Variable Accounts were established by Sun Life as separate accounts pursuant to the insurance code of the State of Delaware, and are separate accounts under the provisions of the insurance code.

(b)  Sun Life has the power to enter into this Plan and to carry out its obligations hereunder. The execution, delivery and performance of this Plan, and the consummation of the transactions contemplated hereby, have been duly authorized by Sun Life and, except for approval by variable annuity contract owners participating in the Acquired Accounts, no other proceedings by Sun Life, are necessary to authorize its officers to effectuate this Plan and the transactions contemplated hereby. Sun Life is not a party to or obligated under any charter, by-law, indenture or contract provision or any other commitment or obligation, or subject to any order or decree, which would be violated by its executing and carrying out this Plan.

(c)  Except as previously disclosed to the Trust, there are no claims, actions, suits or proceedings pending or, to the knowledge of Sun Life, threatened which would materially adversely affect the Variable Accounts or their assets or business or which would prevent or hinder in any material respect consummation of the transactions contemplated hereby.

(d)  Except for contracts and agreements disclosed to the Trust, under which no default exists, Sun Life, at the Effective Time, is not a party to or subject to any contract, debt instrument, plan, lease, franchise, license or permit of any kind or nature whatsoever, that may materially affect this Plan.

(e)  Any information to be furnished by Sun Life for use in applications for orders, registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete and shall comply fully with federal securities and other laws and regulations thereunder applicable thereto.

(f)  No consent, approval, authorization or order of any court or governmental authority is required for the consummation by Sun Life of the transactions contemplated by this Plan, except such as have been obtained under the Securities Act of 1933, as amended (the “1933 Act”), the Securities Exchange Act of 1934, as amended, and the 1940 Act and the rules and regulations thereunder (collectively, the “Acts”), and such as may be required under state securities or insurance laws.

4.2.  Each Variable Account represents and warrants to the corresponding Fund as follows:

(a)  The Account is a duly registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect;

(b)  The audited financial statements of the Variable Account for the fiscal year ended December 31, 2010, and the unaudited financial statements of the Variable Account dated as of June 30, 2011 (the “Variable Accounts’ Financial Statements”), as delivered to the Trust, fairly present the financial position of such Variable Account as of the dates thereof, and the results of its operations and changes in its net assets for the periods indicated.

(c)  The Variable Account has the power to enter into this Plan and to carry out its obligations hereunder. The execution, delivery and performance of this Plan, and the consummation of the transactions contemplated hereby, has been duly authorized by the Board of Managers of the Variable Account (“Board of Managers”) and, except for approval by variable annuity contract owners participating in the Variable Account, no other proceedings by the Variable Account are necessary to authorize its officers to effectuate this Plan and the transactions contemplated hereby. The Variable Account is not a party to or obligated under any charter, by-law, indenture or contract provision or any other commitment or obligation, or subject to any order or decree, which would be violated by its executing and carrying out this Plan.

(d)  There are no investment-related liabilities of the Variable Account, whether or not determined or determinable, other than those liabilities disclosed or provided for in the Variable Accounts’ Financial Statements and liabilities incurred in the ordinary course of business subsequent to the date of the Variable Accounts’ June 30, 2011 Financial Statements or otherwise previously disclosed to the Trust, none of which has been materially adverse to the business, assets or results of operations of the Variable Accounts. The Variable Account’s registration statement, for registration of variable annuity contracts with the United States Securities and Exchange Commission (the “SEC”), which is on file with the SEC, does not contain an untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading. The statement of assets and liabilities, including the schedule of portfolio investments, of each Variable Account as of December 31, 2010, and the related statement of operations for the fiscal year then ended, and the statement of changes in net assets for the fiscal years ended December 31, 2010 and December 31, 2009 (copies of which have been furnished to the Acquiring Funds) have been audited by Deloitte & Touche LLP, Independent Registered Public Accounting Firm, and present fairly in all material respects the financial position of the Variable Accounts as of December 31, 2010 and the results of its operations and changes in net assets for the respective stated periods in accordance with Accounting principles generally accepted in the United States of America consistently applied, and there are no known actual or contingent liabilities of the Variable Accounts as of the respective dates thereof not disclosed therein;

(e)  The unaudited statement of assets and liabilities, including the schedule of portfolio investments, of each Variable Account as of June 30, 2011, and the related statement of operations for the fiscal semi-annual period then ended, and the statement of changes in net assets for the fiscal semi-annual period ended June 30, 2011 (copies of which have been furnished to the Acquiring Funds) present fairly in all material respects the financial position of the Variable Accounts as of June 30, 2011 and the results of its operations and changes in net assets for the respective stated periods in accordance with Accounting principles generally accepted in the United States of America consistently applied, and there are no known actual or contingent liabilities of the Variable Accounts as of the respective dates thereof not disclosed therein;

(f)  Except as previously disclosed to the Trust, there are no claims, actions, suits or proceedings pending or threatened, to the knowledge of the Variable Accounts, which would materially adversely affect the Variable Accounts or their assets or business or which would prevent or hinder in any material respect consummation of the transactions contemplated hereby.

(g)  Except for contracts and agreements disclosed to the Trust, under which no default exists, each of the Variable Accounts, at the Effective Time, is not a party to or subject to any contract, debt instrument, plan, lease, franchise, license or permit of any kind or nature whatsoever, that may materially affect this Plan.

(h)  Since December 31, 2010, there has not been any material adverse change in the Acquired Accounts’ financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Accounts of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Trust, on behalf of the Acquiring Funds. For the purposes of this subparagraph (f), a decline in net asset value per unit of an Acquired Account resulting from losses upon the disposition of investments or from changes in the value of investments held by the Acquired Accounts, or a distribution or a payment of dividends shall not constitute a material adverse change.

(i)  As of the Closing Date, the Acquired Accounts will have, within the times and in the manner prescribed by law, properly filed all required federal and other tax returns and reports which, to the knowledge of the Accounts’ officers, are required to have been filed by the Acquired Accounts by such date and all such returns and reports were complete and accurate in all material respects. The Acquired Accounts has timely paid or will timely pay, in the manner prescribed by law, all federal and other taxes shown to be due on said returns or on any assessments received by the Acquired Accounts. All tax liabilities of the Acquired Accounts have been adequately provided for on its books, and no tax deficiency or liability of the Acquired Accounts has been asserted, and no question with respect thereto has been raised or is under audit, by the Internal Revenue Service or by any state, local or other tax authority for taxes in excess of those already paid.

(j)  Except as previously disclosed to the Trust, at the Closing Date the Acquired Accounts will have good and marketable title to the Acquired Assets and full right, power and authority to sell, assign, transfer, convey and deliver the Acquired Assets hereunder, and upon delivery and payment for the Acquired Assets, the Acquiring Funds will acquire good and marketable title thereto subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act.

(k)  The information to be furnished by the Acquired Accounts for use in applications for orders, registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete and shall comply fully with federal securities and other laws and regulations thereunder applicable thereto.

(l)  The proxy statement of the Acquired Accounts (the “Proxy Statement”) to be included in the Registration Statement (as defined in paragraph 5.7 hereof) (other than written information furnished by the Acquiring Funds for inclusion therein, as covered by the Trust’s representation and warranty in paragraph 4.2(n) hereof), on the effective date of the Registration Statement, on the date of the Meeting (as defined in paragraph 5.2 hereof) and on the Closing Date, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

(m)  No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquired Accounts of the transactions contemplated by this Plan, except such as have been obtained under the Acts, and such as may be required under state securities and insurance laws.

(n)  All of the issued and outstanding units of the Acquired Accounts have been offered for sale and sold in conformity with all applicable federal and state securities laws, except as may have been previously disclosed in writing to the Acquiring Funds.

(o)  The then current prospectus and statement of additional information of the Acquired Accounts, as supplemented and updated from time to time, will conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the SEC thereunder on the date of the Proxy Statement, on the date of the Meeting (as defined in paragraph 5.2 hereof) and on the Closing Date and will not on any of such dates include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

(p)  The Acquired Accounts incurred the Assumed Liabilities in the ordinary course of its business.

4.3  The Acquiring Funds represent and warrant to the Acquired Accounts and Sun Life, on behalf of the New UIT, as follows:

(a)  The Trust is a business trust that is duly organized, validly existing and in good standing under the laws of The Commonwealth of Massachusetts and has the power to own all of its properties and assets and to carry out its obligations under this Plan. Neither the Trust nor the Acquiring Funds is required to qualify to do business in any other jurisdiction. This Plan has been duly authorized by the Trust on behalf of the Acquiring Funds. The Trust has all necessary federal, state and local authorizations to own all of its properties and assets and to carry on its business as now being conducted.

(b)  The Trust is a duly registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect; and the Acquiring Funds are separate series of the Trust duly constituted in accordance with the applicable provisions of the Declaration of Trust and By-Laws and the laws of The Commonwealth of Massachusetts.

(c)  The current prospectus and statement of additional information of the Acquiring Funds, each dated April 30, 2011, as supplemented and updated from time to time (collectively, the “Acquiring Funds Prospectus”), and the Registration Statement (other than written information furnished by the Acquired Accounts and Sun Life for inclusion therein as covered by the representations and warranties in paragraphs 4.1(e) and 4.2(i) hereof) will conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the SEC thereunder on the date of the Proxy Statement, on the date of the Meeting (as defined in paragraph 5.2 hereof) and on the Closing Date and will not on any of such dates include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

(d)  At the Closing Date, the Acquiring Funds will have good and marketable title to its assets.

(e)  The Trust is not, and the execution, delivery and performance of this Plan will not result, in violation of the Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust or the Acquiring Funds is a party or by which the Trust or the Acquiring Funds is bound.

(f)  Except as otherwise disclosed in writing to and accepted by the Acquired Accounts and Sun Life, no material litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending or, to the knowledge of the Trust or the Acquiring Funds, threatened against the Trust or the Acquiring Funds or any of its properties or assets. Neither the Trust nor the Acquiring Funds know of facts that might form the basis for the institution of such proceedings, and neither the Trust nor the Acquiring Funds is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects their business or their ability to consummate the transaction herein contemplated.

(g)  The statement of assets and liabilities, including the schedule of portfolio investments, of the Acquiring Funds as of December 31, 2010, and the related statement of operations for the fiscal year then ended, and the statement of changes in net assets for the fiscal years ended December 31, 2010 and December 31, 2009 (copies of which have been furnished to the Acquired Accounts) have been audited by Deloitte & Touche LLP, Independent Registered Public Accounting Firm, and present fairly in all material respects the financial position of the Acquiring Funds as of December 31, 2010 and the results of its operations and changes in net assets for the respective stated periods in accordance with Accounting principles generally accepted in the United States of America consistently applied, and there are no known actual or contingent liabilities of the Acquiring Funds as of the respective dates thereof not disclosed therein.

(h)  The unaudited statement of assets and liabilities, including the schedule of portfolio investments, of each Acquiring Fund as of June 30, 2011, and the related statement of operations for the fiscal semi-annual period then ended, and the statement of changes in net assets for the fiscal semi-annual period ended June 30, 2011 (copies of which have been furnished to the Variable Accounts) present fairly in all material respects the financial position of the Acquiring Funds as of June 30, 2011 and the results of its operations and changes in net assets for the respective stated periods in accordance with Accounting principles generally accepted in the United States of America consistently applied, and there are no known actual or contingent liabilities of the Acquiring Funds as of the respective dates thereof not disclosed therein;

(i)  Since December 31, 2010, there has not been any material adverse change in the Acquiring Funds’ financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Funds of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Accounts and Sun Life. For the purposes of this subparagraph (h), a decline in net asset value per share of an Acquiring Fund resulting from losses upon the disposition of investments or from changes in the value of investments held by an Acquiring Fund, or a distribution or a payment of dividends, shall not constitute a material adverse change.

(j)  As of the Closing Date, the Acquiring Funds, will have, within the times and in the manner prescribed by law, properly filed all federal and other tax returns and reports which, to the knowledge of the officers of the Trust, are required to be filed by the Acquiring Funds, and all such returns and reports were complete and accurate in all material respects. The Acquiring Funds have timely paid or will timely pay, in the manner prescribed by law, all federal and other taxes shown to be due on said returns or on any assessments received by the Acquiring Funds. All tax liabilities of the Acquiring Funds have been adequately provided for on its books, and no tax deficiency or liability of the Acquiring Funds has been asserted, and no question with respect thereto has been raised or is under audit, by the Internal Revenue Service or by any state, local or other tax authority for taxes in excess of those already paid.

(k)  For federal income tax purposes, each Acquiring Fund is taxable as a separate corporation and intends to satisfy the requirements to be treated as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).

(l)  The authorized capital of the Trust consists of an unlimited number of shares, currently divided into twenty-five series and, with respect to the Acquiring Funds, into two classes at the date hereof. All issued and outstanding shares (including the Reorganization Shares) of the Acquiring Funds are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and nonassessable by the Acquiring Funds (except as described in the Acquiring Funds’ current prospectus and statement of additional information). The Acquiring Funds do not have outstanding any options, warrants or other rights to subscribe for or purchase any shares of the Acquiring Funds, nor is there outstanding any security convertible into any such shares.

(m)  The execution, delivery and performance of this Plan have been duly authorized by all necessary action on the part of the Trust, on behalf of the Acquiring Funds, and this Plan constitutes a valid and binding obligation of the Acquiring Funds enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.

(n)  The Reorganization Shares to be issued and delivered to the Acquired Accounts pursuant to the terms of this Plan will be duly authorized at the Closing Date and, when so issued and delivered, will be duly and validly issued shares of the Acquiring Funds, and will be fully paid and nonassessable by the Acquiring Funds (except as described in the Acquiring Funds’ current prospectus and statement of additional information).

(o)  The information to be furnished by the Acquiring Funds for use in applications for orders, registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete and shall comply fully with federal securities and other laws and regulations applicable thereto.

(p)  The Trust, on behalf of the Acquiring Funds, agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such state securities laws or other securities laws as it may deem appropriate in order to continue its operations and the operations of the Acquiring Funds after the Closing Date;

(q)  All of the Acquiring Funds’ issued and outstanding Shares have been offered for sale and sold in conformity with all applicable federal and state securities laws, except as may have been previously disclosed in writing to the Acquired Accounts.

(r)  No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquiring Funds of the transactions contemplated by this Plan, except such as have been obtained under the Acts and such as may be required under state securities laws.

(s)  No consideration other than Reorganization Shares (and the Acquiring Funds’ assumption of the Assumed Liabilities) will be issued in exchange for the Acquired Assets in the Reorganization.

5. Covenants

5.1  Each Acquired Account and Acquiring Fund will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and other distributions.

5.2  The Acquired Accounts will call a meeting of owners of variable annuity contracts who have an interest in the Acquired Accounts (the “Meeting”) to consider and act upon this Plan and to take all other action necessary to obtain approval of the transactions contemplated herein.

5.3  Sun Life covenants that the Reorganization Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof other than in accordance with the terms of this Plan.

5.4  Sun Life will provide such information as the Acquiring Funds reasonably request concerning the ownership of units of the Acquired Accounts.

5.5  Subject to the provisions of this Plan, Sun Life, the Acquired Accounts, and the Trust, on behalf of each of the Acquiring Funds, will each take, or cause to be taken, all action, and do or cause to be done all things, reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Plan.

5.6  Each Acquired Account will furnish to the corresponding Acquiring Fund on the Closing Date the Statement of Assets and Liabilities.

5.7  The Trust, on behalf of the Acquiring Funds, will prepare and file with the SEC a registration statement on Form N-14 (the “Registration Statement”) in compliance with the 1933 Act and the 1940 Act, in connection with the issuance of the Reorganization Shares as contemplated herein.

5.8  The Trust, on behalf of the Acquiring Funds, will prepare a Proxy Statement, to be included in the Registration Statement in compliance with the Acts, in connection with the Meeting to consider approval of this Plan.

5.9  Sun Life agrees to provide the Acquiring Funds with information applicable to the Acquired Accounts required under the Acts for inclusion in the Registration Statement and the Proxy Statement.

6. Conditions Precedent to Obligations of the Acquired Accounts and of Sun Life on behalf of the New UIT

The obligations of the Acquired Accounts and of Sun Life, on behalf of the New UIT, to consummate the transactions provided for herein shall be, at their election, subject to the performance by the Acquiring Funds of all the obligations to be performed by them hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

6.1  All representations and warranties of the Trust, on behalf of the Acquiring Funds, contained in this Plan shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Plan, as of the Closing Date with the same force and effect as if made on and as of the Closing Date.

6.2  The Trust, on behalf of the Acquiring Funds, shall have delivered to the Acquired Accounts on the Closing Date a certificate executed in its name by its President, Vice President, Secretary or Assistant Secretary and Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquired Accounts, and dated as of the Closing Date, to the effect that the representations and warranties of the Acquiring Funds, made in this Plan are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Plan, and that the Trust and the Acquiring Funds shall have complied with all covenants and agreements and satisfied all conditions on their parts to be performed or satisfied under this Plan at or prior to the Closing Date, and as to such other matters as the Acquired Accounts shall reasonably request.

6.3  The Acquired Accounts shall have received on the Closing Date a favorable opinion from Susan S. Newton, Associate General Counsel and Senior Vice President of Massachusetts Financial Services Company (“MFS”), the Acquiring Funds’ investment adviser, dated as of the Closing Date, in a form satisfactory to the Acquired Accounts, to the effect that:

(a)	the Trust is a business trust duly organized and validly existing under the laws of The Commonwealth of Massachusetts and has power to own all of its properties and assets and to carry on its business as currently conducted, as described in the Registration Statement. The Acquiring Funds are separate series of the Trust duly constituted in accordance with the Declaration of Trust and By-Laws;

(b)	this Plan has been duly authorized, executed and delivered by the Acquiring Funds and, assuming that the Acquiring Funds prospectus contained in the Registration Statement and the Proxy Statement comply with the Acts, and assuming due authorization, execution and delivery of this Plan by Sun Life on behalf of the Acquired Accounts, is a valid and binding obligation of the Trust and the Acquiring Funds enforceable against the Trust and the Acquiring Funds in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors’ rights generally and other equitable principles;

(c)	assuming that consideration therefor of not less than the net asset value thereof has been paid, the Reorganization Shares to be issued and delivered to the Acquired Accounts as provided by this Plan are duly authorized and upon such issuance and delivery will be validly issued and outstanding and fully paid and nonassessable by the Acquiring Funds (except as described in the Acquiring Funds’ current prospectus and statement of additional information), and no shareholder of the Acquiring Funds has any preemptive right to subscription or purchase in respect thereof pursuant to any federal or Massachusetts law or the Declaration of Trust or By-Laws;

(d)	the execution and delivery of this Plan did not, and the consummation of the transactions contemplated hereby will not, violate the Declaration of Trust or By-Laws, or any material provision of any agreement (known to such counsel) to which the Trust or the Acquiring Funds is a party or by which it is bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty, under any agreement, judgment or decree to which the Trust or the Acquiring Funds is a party or by which it is bound;

(e)	to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Trust or the Acquiring Funds of the transactions contemplated herein, except such as have been obtained under the Acts and such as may be required under state securities laws;

(f)	the descriptions in the Registration Statement of statutes, legal and governmental proceedings and contracts and other documents, if any, only insofar as they relate to the Trust or the Acquiring Funds, are accurate in all material respects;

(g)	to the knowledge of such counsel, there are no legal or governmental proceedings relating to the Trust or the Acquiring Funds existing on or before the date of mailing the Proxy Statement or the Closing Date required to be described in the Registration Statement that are not described as required;

(h)	to the knowledge of such counsel, the Trust is a duly registered investment company and, to the knowledge of such counsel, its registration with the Commission as an investment company under the 1940 Act is in full force and effect; and

(i)	except as may have been previously disclosed by the Trust, on behalf of the Acquiring Funds , in writing to the Acquired Accounts, to the knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body currently is pending or threatened as to the Trust or the Acquiring Funds or any of their properties or assets, and neither the Trust nor the Acquiring Funds is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated hereby.

Such opinion shall also state that while such counsel has not independently verified, and is not passing upon and does not assume any responsibility for, the accuracy, completeness or fairness of the statements contained in the Registration Statement, she generally reviewed and discussed certain of such statements with certain officers of the Acquiring Funds and that in the course of such review and discussion no facts came to the attention of such counsel that led her to believe that, on the effective date of the Registration Statement, the date of the Meeting or the Closing Date and only insofar as such statements relate to the Acquiring Funds, the Registration Statement contained any untrue statement of a material fact or omitted to state a material fact necessary in order to make the statements made therein, in the light of the circumstances under which they were made, not misleading. Such opinion may state that such counsel does not express any opinion or belief as to the financial statements or other financial or statistical data, or as to the information relating to the Trust or the Acquired Accounts, contained in the Proxy Statement or Registration Statement. Such opinion may also state that such opinion is solely for the benefit of the Trust, Sun Life, the Acquired Accounts, their Boards of Managers and their officers. Such opinion shall also include such other matters incidental to the transaction contemplated hereby as the Acquired Accounts may reasonably request.

7. Conditions Precedent to Obligations of the Trust on behalf of the Acquiring Funds

The obligations of the Trust, on behalf of the Acquiring Funds, to complete the transactions provided for herein shall be, at its election, subject to the performance by Sun Life and the Acquired Accounts of all the obligations to be performed by them hereunder on or before the Closing Date and, in addition thereto, the following conditions:

7.1  All representations and warranties of Sun Life and the Acquired Accounts contained in this Plan shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Plan, as of the Closing Date with the same force and effect as if made on and as of the Closing Date;

7.2  The Acquired Accounts shall have delivered to the Acquiring Funds the Statement of Assets and Liabilities, together with a list of the Acquired Accounts’ portfolio securities showing the federal income tax bases of and holding periods for such securities as of the Closing Date, certified by the Treasurer or Assistant Treasurer of the Acquired Accounts;

7.3  The Acquired Accounts shall have delivered to the Acquiring Funds on the Closing Date a certificate executed in their name by their President, Vice President, Secretary or Assistant Secretary and Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquiring Funds and dated as of the Closing Date, to the effect that the representations and warranties of the Acquired Accounts made in this Plan are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Plan, and that the Acquired Accounts shall have complied with all covenants and agreements and satisfied all conditions on their part to be performed or satisfied under this Plan at or prior to the Closing Date, and as to such other matters as the Acquiring Funds shall reasonably request. Sun Life shall have delivered to the Acquiring Funds on the Closing Date a certificate executed in its name by at least two authorized officers, in form and substance satisfactory to the Acquiring Funds and dated as of the Closing Date, to the effect that the representations and warranties of Sun Life made in this Plan are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Plan, and that Sun Life shall have complied with all covenants and agreements and satisfied all conditions on its part to be performed or satisfied under this Plan at or prior to the Closing Date, and as to such other matters as the Acquiring Funds shall reasonably request;

7.4  The Acquiring Funds shall have received on the Closing Date a favorable opinion from Susan S. Newton, Associate General Counsel and Senior Vice President of MFS, the Acquired Accounts’ investment adviser, dated as of the Closing Date, in a form satisfactory to the Acquiring Funds to the effect that:

(a)	the Variable Accounts were established by Sun Life as separate accounts pursuant to the insurance code of the State of Delaware, and are separate accounts under the provisions of the insurance code;

(b)	this Plan has been duly authorized, executed and delivered by the Acquired Accounts and, assuming that the Acquiring Funds prospectus contained in the Registration Statement and the Proxy Statement comply with the Acts, and assuming due authorization, execution and delivery of this Plan by the Trust, on behalf of the Acquiring Funds, is a valid and binding obligation of Sun Life and the Acquired Accounts enforceable against Sun Life and the Acquired Accounts in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors’ rights generally and other equitable principles;

(c)	the Acquired Accounts have power to sell, assign, convey, transfer and deliver the assets contemplated hereby and, upon consummation of the transactions contemplated hereby in accordance with the terms of this Plan, the Acquired Accounts will have duly, sold, assigned, conveyed, transferred and delivered such assets to the Acquiring Funds;

(d)	the execution and delivery of this Plan did not, and the consummation of the transactions contemplated hereby will not, violate the Amended and Restated Rules and Regulations, dated May 31, 2001, of any Account or the Master Amended and Restated By-Laws of the Accounts, dated August 6, 2004, or any material provision of any agreement (known to such counsel) to which any Acquired Account is a party or by which it is bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty, under any agreement, judgment or decree to which any Acquired Account is a party or by which it is bound;

(e)	to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquired Accounts of the transactions contemplated herein, except such as have been obtained under the Acts and such as may be required under state securities laws;

(f)	the descriptions in the Proxy Statement of statutes, legal and governmental proceedings and contracts and other documents, if any, only insofar as they relate to Sun Life and the Acquired Accounts, are accurate in all material respects;

(g)	to the knowledge of such counsel, there are no legal or governmental proceedings relating to Sun Life or the Acquired Accounts existing on or before the date of mailing the Proxy Statement or the Closing Date required to be described in the Proxy Statement that are not described as required;

(h)	to the knowledge of such counsel, each Account is a duly registered investment company and, to the knowledge of such counsel, its registration with the Commission as an investment company under the 1940 Act is in full force and effect; and

(i)	except as may have been previously disclosed by Sun Life or the Acquired Accounts, in writing to the Acquiring Funds, to the knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending or threatened as to the Acquired Accounts or any of the Acquired Accounts’ properties or assets, and none of the Acquired Accounts is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated hereby.

Such opinion shall also state that while such counsel has not verified, and is not passing upon and does not assume any responsibility for the accuracy, completeness or fairness of the statements contained in the Proxy Statement, she generally reviewed and discussed certain of such statements with certain officers of the Trust and that in the course of such review and discussion no facts came to the attention of such counsel that led her to believe that, on the effective date of the Registration Statement or on the date of the Meeting and only insofar as such statements relate to the Acquired Accounts, the Proxy Statement contained any untrue statement of a material fact or omitted to state a material fact necessary in order to make the statements made therein, in the light of the circumstances under which they were made, not misleading. Such opinion may state that such counsel does not express any opinion or belief as to the financial statements or other financial or statistical data, or as to the information relating to Sun Life or the Acquiring Funds, contained in the Proxy Statement or Registration Statement. Such opinion may also state that such opinion is solely for the benefit of the Trust, the Acquiring Funds, its Board of Trustees and its officers. Such opinion shall also include such other matters incidental to the transaction contemplated hereby as the Acquiring Funds may reasonably request. As to matters relating to Sun Life expressed in such opinion, such opinion may rely on, and assume the accuracy of, information in a certificate of an officer of Sun Life.

7.5  The assets of the Acquired Accounts to be acquired by the Acquiring Funds will include no assets which the Acquiring Funds, by reason of limitations contained in the Declaration of Trust or of investment restrictions disclosed in an Acquiring Fund’s prospectus and statement of additional information in effect on the Closing Date, may not properly acquire.

8. Further Conditions Precedent to Obligations of the Trust on behalf of the Acquiring Funds, Sun Life, and the Acquired Accounts

The obligations of Sun Life and the Acquired Accounts hereunder are, at the option of the Acquiring Funds, and the obligations of the Trust, on behalf of the Acquiring Funds, hereunder are, at the option of Sun Life and the Acquired Accounts, each subject to the further conditions that on or before the Closing Date:

8.1  This Plan and the transactions contemplated herein shall have been approved by the requisite vote of the holders of outstanding Acquired Account units in accordance with the provisions of the Amended and Restated Rules and Regulations, dated May 31, 2001, of any Account or the Master Amended and Restated By-Laws of the Accounts, dated August 6, 2004, and the 1940 Act and the rules thereunder, and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Funds;

8.2  On the Closing Date, no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Plan or the transactions contemplated herein;

8.3  All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the SEC, the Delaware insurance commissioner, and state securities authorities, including “no-action” positions of such federal or state authorities) deemed necessary by the Acquiring Funds or the Acquired Accounts to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of either an Acquiring Fund or an Acquired Account, provided that either the Acquiring Funds or the Acquired Accounts may waive any such conditions for itself, respectively;

8.4  The Registration Statement shall have become effective under the 1933 Act and, as of the Closing Date, no stop orders suspending the effectiveness thereof shall have been issued, and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act;

8.5  Sun Life, the Acquired Accounts, and the Trust, on behalf of the Acquiring Funds, shall have received an opinion of Morgan, Lewis & Bockius LLP, (“Tax Counsel”), reasonably satisfactory to them, as to the federal income tax consequences mentioned below (the “Tax Opinion”). In rendering the Tax Opinion, Tax Counsel may rely as to factual matters, exclusively and without independent verification, on the representations and warranties made in this Plan, which Tax Counsel may treat as representations and warranties made to it, and in separate letters addressed to Tax Counsel and certificates delivered pursuant to this Plan. The Tax Opinion shall be substantially to the effect that, although not free from doubt, based on the existing provisions of the Code, Treasury regulations, current administrative rules, and court decisions, on the basis of the facts and assumptions stated therein and conditioned on consummation of the Reorganization in accordance with this Plan, for federal income tax purposes:

(a)	Sun Life, the Accounts and the New UIT will not recognize any gain or loss as a result of the restructuring of the Accounts into corresponding sub-accounts of the New UIT.

(b)	Under Section 351 of the Code, Sun Life will not recognize any gain or loss as a result of the transfer of the assets of each Account to its corresponding Fund in exchange for shares of such corresponding Fund and assumption by such corresponding portfolio of such Account’s liabilities (other than liabilities associated with insurance obligations that will be assumed by the corresponding sub-account of the New UIT).

(c)	Under Section 1032 of the Code, no gain or loss will be recognized by a Fund upon the receipt of the assets of the corresponding Account solely in exchange for the issuance of such Fund’s shares and the assumption of such Account’s liabilities (other than liabilities associated with insurance obligations that will be assumed by the corresponding sub-account of the New UIT).

(d)	Under Section 362(a) of the Code, each Fund’s basis in the assets it receives from the corresponding Account will be the same as such Account’s basis in those assets immediately prior to the Reorganization.

(e)	Under Section 1223(2) of the Code, each Fund’s holding period for the transferred assets will include the Account’s holding period therefor.

(f)	Under Section 358 of the Code, the aggregate basis in the shares of a Fund received in the Reorganization by the corresponding sub-account of the New UIT will be the same as the aggregate adjusted basis of the assets surrendered by the corresponding Account in exchange therefore reduced by the amount of liabilities, if any, of the Account assumed by such Fund.

(g)	Under Section 1223(1) of the Code, Sun Life’s holding period (through each sub-account of the New UIT) in the shares of each Fund received in the Reorganization will include its holding period (through each Account) for the assets surrendered in exchange therefor, provided such assets were held as capital assets on the closing date.

(h)	No gain or loss will be recognized by the owners of variable contracts based on the Accounts (and then the sub-accounts of the New UIT) as a result of the Reorganization.

The Trust, with respect to the Acquiring Funds, and Sun Life agree to make and provide additional representations to Tax Counsel that are reasonably necessary to enable Tax Counsel to deliver the Tax Opinion. Notwithstanding anything herein to the contrary, the Trust may not waive in any material respect the condition set forth in this paragraph 8.5.

8.6  The Boards of Managers of the Acquired Accounts shall have determined, with respect to each Acquired Account, that the Reorganization is in the best interests of each Acquired Account and is not dilutive of the interests of owners of units of each Acquired Account and, based on such determinations, shall have approved this Plan and the transactions contemplated thereby.

9. Brokerage Fees and Expenses; Contingent Deferred Sales Charges; Certain Records

9.1  The Acquiring Funds and the Acquired Accounts each represents and warrants to the other that there are no brokers or finders entitled to receive any payments from either party to this Plan in connection with the transactions provided for herein.

9.2  Except for the expenses that MFS agreed to bear pursuant to the Proxy Statement/Prospectus, the Acquiring Funds and the Acquired Accounts will, as between each other, be liable for its own expenses incurred in connection with entering into and carrying out the provisions of this Plan, whether or not the Reorganization is consummated.

10. Entire Agreement

Sun Life, the Acquiring Funds and the Acquired Accounts agree that no party has made any representation, warranty or covenant not set forth herein or referred to in Article 4 hereof or required in connection with paragraph 8.5 hereof and that this Plan constitutes the entire agreement between the parties.

11. Termination

11.1  This Plan may be terminated by the mutual agreement of the parties. In addition, any party may at its option terminate this Plan unilaterally at or prior to the Closing Date because of:

(a)	a material breach by another party of any representation, warranty or agreement contained herein to be performed at or prior to the Closing Date; or

(b)	a condition herein expressed to be precedent to the obligations of the terminating party that has not been met and that reasonably appears will not or cannot be met.

11.2  In the event of any such termination, there shall be no liability for damages on the part of the Trust, Sun Life, the Acquiring Funds, or the Acquired Accounts, or their respective trustees or officers, to the other party or its trustees or officers, but each shall bear the expenses incurred by it incidental to the preparation and carrying out of this Plan.

12. Amendments

This Plan may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the parties; provided, however, that following the Meeting, no such amendment may have the effect of changing the provisions for determining the number of Reorganization Shares to be issued to the Acquired Accounts under this Plan to their detriment without their further approval; and provided further that nothing contained in this Article 12 shall be construed to prohibit the parties from amending this Plan to change the Closing Date.

13. Notices

Any notice, report, statement or demand required or permitted by any provisions of this Plan shall be in writing and shall be personally delivered or given by prepaid telegraph, telecopy or certified mail addressed to the Acquired Accounts or the Trust, on behalf of the Acquiring Funds, at 500 Boylston Street, Boston, Massachusetts 02116, Attention: Secretary, and to Sun Life at One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481.

14. Miscellaneous

14.1  The article and paragraph headings contained in this Plan are for reference purposes only and shall not affect in any way the meaning or interpretation of this Plan.

14.2  This Plan shall be governed by and construed in accordance with the laws of The Commonwealth of Massachusetts; provided that, in the case of any conflict between such laws and the federal securities laws, the latter shall govern.

14.3  This Plan shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Plan.

14.4  A copy of the Declaration of Trust of the Trust is on file with the Secretary of State of The Commonwealth of Massachusetts. As provided in the Declaration of Trust of the Trust, and pursuant to certain responsibilities and powers conferred upon the Board of Trustees of the Trust, the Boards of Managers of the Acquired Accounts, and the Board of Directors of Sun Life, this Plan was executed by the undersigned officers of Sun Life, the Acquired Accounts and the Trust, on behalf of each of the Funds, as officers and not individually, and the obligations of this Plan are not binding upon the undersigned officers, nor are they binding upon Sun Life’s, the Acquired Accounts’, or the Trust’s other officers or upon the members of their boards, individually, but are binding only upon the assets and property of Sun Life, the Acquired Accounts, and the Trust. Moreover, no Fund of the Trust shall be liable for the obligations of any other Fund of the Trust.

14.5  Notwithstanding Article 12 of this Plan, but subject to the first proviso contained therein, any party to this Plan, with the consent of its president, vice president, secretary or assistant secretary, may waive any condition (other than that contained in paragraph 8.5 hereof) or covenant to which the other party is subject or may modify such condition or covenant in a manner deemed appropriate by any such officer.

IN WITNESS WHEREOF, each of the parties hereto has caused this Plan to be duly executed by a duly authorized officer on its behalf.

Attest:	SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

By:
Name:
Title:

By:
Name:
Title:

Attest:	CAPITAL APPRECIATION VARIABLE ACCOUNT

By:
Name:
Title:

Attest:	GLOBAL GOVERNMENTS VARIABLE ACCOUNT

By:
Name:
Title:

Attest:	GOVERNMENT SECURITIES VARIABLE ACCOUNT

By:
Name:
Title:

Attest:	HIGH YIELD VARIABLE ACCOUNT

By:
Name:
Title:

Attest:	MONEY MARKET VARIABLE ACCOUNT

By:
Name:
Title:

Attest:	TOTAL RETURN VARIABLE ACCOUNT

By:
Name:
Title:

Attest:	MFS VARIABLE INSURANCE TRUST II, on behalf of the Funds

By:
Name:
Title:

Exhibit B

OWNERSHIP INFORMATION

THE ACCOUNTS

As of August 26, 2011 (the “record date”), each Account had the following number units outstanding:

Name of Account	Units Outstanding
Capital Appreciation Variable Account	1,016,826.451
Global Governments Variable Account	141,540.943
Government Securities Variable Account	784,836.360
High Yield Variable Account	322,357.923
Money Market Variable Account	26,369,131.430
Total Return Variable Account	1,326,990.258

To the best of the knowledge of each Account, as of the record date, no unit holder owned of record or beneficially 5% or more of the units of the Account.

GLOBAL GOVERNMENTS PORTFOLIO

To the best of the knowledge of the Global Governments Portfolio, as of the record date, the following shareholders owned of record or beneficially 5% or more of the following classes of the Global Governments Portfolio’s outstanding shares. All holdings are of record unless otherwise indicated.

Name and Address of Investor	Class of Shares	Percentage Ownership	Pro Forma Percentage Owned*
Sun Life Assurance Co Canada (US) VA Operating Fund Group 50 One Sun Life Executive Park Wellesley Hills MA 02481	Initial Class	91.52%	75.38%

Sun Life Insurance & Annuity Co NY NY Operating Fund Group 60 One Sun Life Executive Park Wellesley Hills MA 02481	Initial Class	7.19%	5.92%

Sun Life Assurance Co Canada (US) VA Operating Fund Group 50 One Sun Life Executive Park Wellesley Hills MA 02481	Service Class	99.24%	99.24%

*	Percentage owned assuming completion of the reorganization on August 26, 2011.

GOVERNMENT SECURITIES PORTFOLIO

To the best of the knowledge of the Government Securities Portfolio, as of the record date, the following shareholders owned of record or beneficially 5% or more of the following classes of the Government Securities Portfolio’s outstanding shares. All holdings are of record unless otherwise indicated.

Name and Address of Investor	Class of Shares	Percentage Ownership	Pro Forma Percentage Owned*
Sun Life Assurance Co Canada (US) VA Operating Fund Group 50 One Sun Life Executive Park Wellesley Hills MA 02481	Initial Class	79.24%	63.43%

Sun Life Assurance Co Canada (US) Futurity Operating Fund Group 90 One Sun Life Executive Park Wellesley Hills MA 02481	Initial Class	6.90%	5.52%

Sun Life Assurance Co Canada (US) VA Operating Fund Group 50 One Sun Life Executive Park Wellesley Hills MA 02481	Service Class	90.21%	90.21%

Sun Life Insurance & Annuity Co NY NY Operating Fund Group 60 One Sun Life Executive Park Wellesley Hills MA 02481	Service Class	7.23%	7.23%

*	Percentage owned assuming completion of the reorganization on August 26, 2011.

HIGH YIELD PORTFOLIO

To the best of the knowledge of the High Yield Portfolio, as of the record date, the following shareholders owned of record or beneficially 5% or more of the following classes of the Government Securities Portfolio’s outstanding shares. All holdings are of record unless otherwise indicated.

Name and Address of Investor	Class of Shares	Percentage Ownership	Pro Forma Percentage Owned*
Sun Life Assurance Co Canada (US) VA Operating Fund Group 50 One Sun Life Executive Park Wellesley Hills MA 02481	Initial Class	82.29%	61.39%

Sun Life Assurance Co Canada (US) Futurity Operating Fund Group 90 One Sun Life Executive Park Wellesley Hills MA 02481	Initial Class	6.84%	5.10%

Sun Life Assurance Co Canada (US) VA Operating Fund Group 50 One Sun Life Executive Park Wellesley Hills MA 02481	Service Class	87.56%	87.56%

Sun Life Assurance Co Canada (US) Futurity Operating Fund Group 90 One Sun Life Executive Park Wellesley Hills MA 02481	Service Class	6.94%	6.94%

Sun Life Insurance & Annuity Co NY NY Operating Fund Group 60 One Sun Life Executive Park Wellesley Hills MA 02481	Service Class	5.31%	5.31%

*	Percentage owned assuming completion of the reorganization on August 26, 2011.

MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO

To the best of the knowledge of the Massachusetts Investors Growth Stock Portfolio, as of the record date, the following shareholders owned of record or beneficially 5% or more of the following classes of the Massachusetts Investors Growth Stock Portfolio’s outstanding shares. All holdings are of record unless otherwise indicated.

Name and Address of Investor	Class of Shares	Percentage Ownership	Pro Forma Percentage Owned*
Sun Life Assurance Co Canada (US) VA Operating Fund Group 50 One Sun Life Executive Park Wellesley Hills MA 02481	Initial Class	86.97%	66.54%

Sun Life Insurance & Annuity Co NY NY Operating Fund Group 60 One Sun Life Executive Park Wellesley Hills MA 02481	Initial Class	5.50%	4.21%

Sun Life Assurance Co Canada (US) VA Operating Fund Group 50 One Sun Life Executive Park Wellesley Hills MA 02481	Service Class	90.56%	90.56%

Sun Life Assurance Co Canada (US) Futurity Operating Fund Group 90 One Sun Life Executive Park Wellesley Hills MA 02481	Service Class	7.17%	7.17%

*	Percentage owned assuming completion of the reorganization on August 26, 2011.

MONEY MARKET PORTFOLIO

To the best of the knowledge of the Money Market Portfolio, as of the record date, the following shareholders owned of record or beneficially 5% or more of the following classes of the Money Market Portfolio’s outstanding shares. All holdings are of record unless otherwise indicated.

Name and Address of Investor	Class of Shares	Percentage Ownership	Pro Forma Percentage Owned*
Sun Life Assurance Co Canada (US) VA Operating Fund Group 50 One Sun Life Executive Park Wellesley Hills MA 02481	Initial Class	57.43%	50.48%

Sun Life Assurance Co Canada (US) Corporate/Futurity VUL One Sun Life Executive Park Wellesley Hills MA 02481	Initial Class	37.43%	32.90%

Sun Life Assurance Co Canada (US) VA Operating Fund Group 50 One Sun Life Executive Park Wellesley Hills MA 02481	Service Class	93.71%	93.71%

Sun Life Insurance & Annuity Co NY NY Operating Fund Group 60 One Sun Life Executive Park Wellesley Hills MA 02481	Service Class	6.29%	6.29%

*	Percentage owned assuming completion of the reorganization on August 26, 2011.

TOTAL RETURN PORTFOLIO

To the best of the knowledge of the Total Return Portfolio, as of the record date, the following shareholders owned of record or beneficially 5% or more of the following classes of the Total Return Portfolio’s outstanding shares. All holdings are of record unless otherwise indicated.

Name and Address of Investor	Class of Shares	Percentage Ownership	Pro Forma Percentage Owned*
Sun Life Assurance Co Canada (US) VA Operating Fund Group 50 One Sun Life Executive Park Wellesley Hills MA 02481	Initial Class	88.81%	75.85%

Sun Life Assurance Co Canada (US) VA Operating Fund Group 50 One Sun Life Executive Park Wellesley Hills MA 02481	Service Class	87.59%	87.59%

Sun Life Insurance & Annuity Co NY NY Operating Fund Group 60 One Sun Life Executive Park Wellesley Hills MA 02481	Service Class	8.43%	8.43%

*	Percentage owned assuming completion of the reorganization on August 26, 2011.

COUS-PRX-9/11

PART B

STATEMENT OF ADDITIONAL INFORMATION

September 30, 2011

MFS VARIABLE INSURANCE TRUST II

MFS Money Market Portfolio

MFS High Yield Portfolio

MFS Massachusetts Investors Growth Stock Portfolio

MFS Government Securities Portfolio

MFS Global Governments Portfolio

MFS Total Return Portfolio

Acquisition of the Assets and Liabilities of the following separate accounts of Sun Life Assurance Company of Canada (U.S.):

Money Market Variable Account

High Yield Variable Account

Capital Appreciation Variable Account

Government Securities Variable Account

Global Governments Variable Account

Total Return Variable Account

One Sun Life Executive Park

Wellesley Hills, Massachusetts

In Exchange for Shares of MFS Money Market Portfolio, MFS High Yield Portfolio, MFS Massachusetts Investors Growth Stock Portfolio, MFS Government Securities Portfolio, MFS Global Governments Portfolio and MFS Total Return Portfolio (each a series of MFS Variable Insurance Trust II)

500 Boylston Street, 24th Floor

Boston Massachusetts 02116

This Statement of Additional Information (“SAI”), which is not a prospectus, supplements and should be read in conjunction with, the Proxy Statement/Prospectus dated September 30, 2011 relating specifically to the proposed transfer of all of the assets and liabilities of the following separate accounts of Sun Life Assurance Company of Canada (U.S.) (the “Reorganization”): Money Market Variable Account, High Yield Variable Account, Capital Appreciation Variable Account, Government Securities Variable Account, Global Governments Variable Account and Total Return Variable Account in exchange for shares of MFS Money Market Portfolio, MFS High Yield Portfolio, MFS Massachusetts Investors Growth Stock Portfolio, MFS Government Securities Portfolio, MFS Global Governments Portfolio and MFS Total Return Portfolio (each a series of MFS Variable Insurance Trust II (the “Trust”)). To obtain a copy of the Proxy Statement/Prospectus, please write to MFS Variable Insurance Trust II, 500 Boylston Street, 24th Floor Boston Massachusetts 02116 or call (800)-864-1460. The Reorganization will be pursuant to an Agreement and Plan of Reorganization.

This SAI incorporates by reference the following described documents, each of which was filed electronically with the Securities and Exchange Commission and is incorporated by reference herein:

(1) The SAI of MFS Variable Insurance Trust II, dated April 30, 2011, as supplemented;

(2) The Financial Statements of Money Market Variable Account, High Yield Variable Account, Capital Appreciation Variable Account, Government Securities Variable Account, Global Governments Variable Account and Total Return Variable Account included in the Annual Report to Shareholders of the Accounts, dated December 31, 2010.

(3) The Financial Statements of Money Market Variable Account, High Yield Variable Account, Capital Appreciation Variable Account, Government Securities Variable Account, Global Governments Variable Account and Total Return Variable Account included in the Semi-Annual Report to Shareholders of the Accounts, dated June 30, 2011.

(4) The Financial Statements of the MFS Money Market Portfolio, MFS High Yield Portfolio, MFS Massachusetts Investors Growth Stock Portfolio, MFS Government Securities Portfolio, MFS Global Governments Portfolio and MFS Total Return Portfolio included in the Trust’s Annual Report to Shareholders, dated December 31, 2010.

(5) The Financial Statements of the MFS Money Market Portfolio, MFS High Yield Portfolio, MFS Massachusetts Investors Growth Stock Portfolio, MFS Government Securities Portfolio, MFS Global Governments Portfolio and MFS Total Return Portfolio included in the Trust’s Semi-Annual Report to Shareholders, dated June 30, 2011.

Financial Statements

Below are unaudited pro forma financial statements reflecting consummation of the Reorganization for the High Yield, Capital Appreciation, and Global Governments Variable Accounts. Unaudited pro forma financial statements for the Money Market, Government Securities and Total Return Variable Accounts are not included in this SAI because the assets of these Accounts which are being acquired are less than 10% of the assets of the acquiring Trust series. As previously noted, the audited financial statements for the year ended December 31, 2010 and the unaudited financial statements for the period ended June 30, 2011 for the Money Market Variable Account, High Yield Variable Account, Capital Appreciation Variable Account, Government Securities Variable Account, Global Governments Variable Account and Total Return Variable Account are incorporated by reference into this SAI from the most recent Annual Report and Semi-Annual Report to Shareholders of these Accounts. As previously noted, the audited financial statements for the year ended December 31, 2010 and the unaudited financial statements for the period ended June 30, 2011 for the MFS Money Market Portfolio, MFS High Yield Portfolio, MFS Massachusetts Investors Growth Stock Portfolio, MFS Government Securities Portfolio, MFS Global Governments Portfolio and MFS Total Return Portfolio are incorporated by reference into this SAI from the Trust’s most recent Annual Report and Semi-Annual Report to Shareholders.

Portfolio of Investments and Pro Forma Combined Portfolio of Investments (unaudited)

June 30, 2011

	Capital Appreciation		MFS Massachusetts Investors			Pro Forma
	Variable Account		Growth Stock Portfolio		Pro Forma	Combined Fund
Issuer	Shares	Value ($)	Shares	Value ($)	Adjustments	Shares	Value ($)
COMMON STOCKS (99.6%, 99.5%, and 99.5% respectively)
Aerospace
Precision Castparts Corp.	5,360	$882,520	19,870	$3,271,592	$—	25,230	$4,154,112
United Technologies Corp.	43,470	3,847,530	162,770	14,406,773	—	206,240	18,254,303

		$4,730,050		$17,678,365	$—		$22,408,415

Alcoholic Beverages
Diageo PLC	69,036	$1,410,476	261,240	$5,337,401	$—	330,276	$6,747,877

Apparel Manufacturers
LVMH Moet Hennessy Louis Vuitton S.A.	8,534	$1,535,809	32,777	$5,898,666	$—	41,311	$7,434,475
NIKE, Inc., “B”	30,370	2,732,693	112,960	10,164,141	—	143,330	12,896,834

		$4,268,502		$16,062,807	$—		$20,331,309

Automotive
Johnson Controls, Inc	51,350	$2,139,241	191,270	$7,968,308	$—	242,620	$10,107,549

Broadcasting
Omnicom Group, Inc.	10,310	$496,530	38,520	$1,855,123	$—	48,830	$2,351,653

Brokerage & Asset Managers
Charles Schwab Corp.	80,600	$1,325,870	299,790	$4,931,546	$—	380,390	$6,257,416
CME Group, Inc.	7,130	2,079,037	27,030	7,881,678	—	34,160	9,960,715
Franklin Resources, Inc.	15,800	2,074,382	59,100	7,759,239	—	74,900	9,833,621

		$5,479,289		$20,572,463	$—		$26,051,752

Business Services
Accenture PLC., “A”	69,680	$4,210,066	262,380	$15,853,000	$—	332,060	$20,063,066
Dun & Bradstreet Corp.	31,910	2,410,481	119,360	9,016,454	—	151,270	11,426,935
MSCI, Inc., “A” (a)	68,610	2,585,225	256,650	9,670,572	—	325,260	12,255,797
Verisk Analytics, Inc., “A” (a)	63,710	2,205,640	239,380	8,287,336	—	303,090	10,492,976

		$11,411,412		$42,827,362	$—		$54,238,774

Cable TV
DIRECTV, “A” (a)	30,050	$1,527,141	112,670	$5,725,889	$—	142,720	$7,253,030

Chemicals
Monsanto Co.	14,190	$1,029,343	53,380	$3,872,185	$—	67,570	$4,901,528

Portfolio of Investments and Pro Forma Combined Portfolio of Investments (unaudited)

June 30, 2011

	Capital Appreciation		MFS Massachusetts Investors			Pro Forma
	Variable Account		Growth Stock Portfolio		Pro Forma	Combined Fund
Issuer	Shares	Value ($)	Shares	Value ($)	Adjustments	Shares	Value ($)
Computer Software
Autodesk, Inc. (a)	21,870	$844,182	81,510	$3,146,286	$—	103,380	$3,990,468
Check Point Software Technologies Ltd. (a)	26,670	1,516,190	99,400	5,650,890		126,070	7,167,080
Oracle Corp.	177,340	5,836,259	663,540	21,837,101	—	840,880	27,673,360

		$8,196,631		$30,634,277	$—		$38,830,908

Computer Software - Systems
Apple, Inc. (a)	15,070	$5,058,547	56,070	$18,821,017	$—	71,140	$23,879,564
EMC Corp. (a)	84,940	2,340,097	314,790	8,672,465	—	399,730	11,012,562
Hewlett-Packard Co.	48,700	1,772,680	182,120	6,629,168	—	230,820	8,401,848
International Business Machines Corp.	27,170	4,661,014	101,540	17,419,187	—	128,710	22,080,201

		$13,832,338		$51,541,837	$—		$65,374,175

Consumer Products
Church & Dwight Co., Inc.	23,300	$944,582	86,580	$3,509,953	$—	109,880	$4,454,535
Colgate-Palmolive Co.	43,380	3,791,846	161,360	14,104,478	—	204,740	17,896,324
Procter & Gamble Co.	39,470	2,509,108	147,211	9,358,203	—	186,681	11,867,311

		$7,245,536		$26,972,634	$—		$34,218,170

Electrical Equipment
Amphenol Corp., “A”	23,750	$1,282,263	88,440	$4,774,876		112,190	$6,057,139
Danaher Corp.	98,630	5,226,404	369,840	19,597,822	$—	468,470	24,824,226
Sensata Technologies Holding B.V. (a)	58,440	2,200,266	217,810	8,200,547		276,250	10,400,813
W.W. Grainger, Inc.	11,090	1,703,979	41,890	6,436,399	—	52,980	8,140,378

		$10,412,912		$39,009,644	$—		$49,422,556

Electronics
ASML Holding N.V	18,910	$698,914	70,160	$2,593,114		89,070	$3,292,028
Microchip Technology, Inc.	71,890	2,725,350	268,890	10,193,620	$—	340,780	12,918,970
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	201,706	2,543,513	753,723	9,504,447	—	955,429	12,047,960

		$5,967,777		$22,291,181	$—		$28,258,958

Energy - Integrated
Chevron Corp.	8,260	$849,458	30,500	$3,136,620	$—	38,760	$3,986,078
Exxon Mobil Corp.	18,310	1,490,068	68,680	5,589,178	—	86,990	7,079,246
Hess Corp.	9,990	746,852	37,020	2,767,615	—	47,010	3,514,467

		$3,086,378		$11,493,413	$—		$14,579,791

Portfolio of Investments and Pro Forma Combined Portfolio of Investments (unaudited)

June 30, 2011

	Capital Appreciation		MFS Massachusetts Investors			Pro Forma
	Variable Account		Growth Stock Portfolio		Pro Forma	Combined Fund
Issuer	Shares	Value ($)	Shares	Value ($)	Adjustments	Shares	Value ($)
Food & Beverages
Groupe Danone	29,568	$2,206,074	110,353	$8,233,459	$—	139,921	$10,439,533
Mead Johnson Nutrition Co., “A”	10,920	737,646	40,450	2,732,398	—	51,370	3,470,044
PepsiCo, Inc.	43,100	3,035,533	161,070	11,344,160	—	204,170	14,379,693

		$5,979,253		$22,310,017	$—		$28,289,270

Food & Drug Stores
CVS Caremark Corp.	19,929	$748,932	73,697	$2,769,533	$—	93,626	$3,518,465

General Merchandise
Kohl’s Corp. (a)	34,070	$1,703,841	127,860	$6,394,279	$—	161,930	$8,098,120
Target Corp.	43,610	2,045,745	162,760	7,635,072	—	206,370	9,680,817

		$3,749,586		$14,029,351	$—		$17,778,937

Internet
eBay, Inc. (a)	25,160	$811,913	95,470	$3,080,817	$—	120,630	$3,892,730
Google, Inc., “A” (a)	6,510	3,296,534	24,250	12,279,715	—	30,760	15,576,249

		$4,108,447		$15,360,532	$—		$19,468,979

Major Banks
Bank of New York Mellon Corp.	28,144	$721,049	105,505	$2,703,038	$—	133,649	$3,424,087

Medical & Health Technology & Services
Medco Health Solutions, Inc. (a)	14,570	$823,496	54,280	$3,067,906	$—	68,850	$3,891,402
Patterson Cos., Inc.	50,480	1,660,287	188,772	6,208,711	—	239,252	7,868,998

		$2,483,783		$9,276,617	$—		$11,760,400

Medical Equipment
Becton, Dickinson & Co.	25,780	$2,221,463	95,490	$8,228,373	$—	121,270	$10,449,836
DENTSPLY International, Inc.	41,190	1,568,515	155,210	5,910,397	—	196,400	7,478,912
Medtronic, Inc.	16,850	649,231	64,070	2,468,617	—	80,920	3,117,848
St. Jude Medical, Inc. (a)	15,270	728,074	56,670	2,702,026	—	71,940	3,430,100
Thermo Fisher Scientific, Inc. (a)	36,870	2,374,059	136,630	8,797,606	—	173,500	11,171,665
Waters Corp. (a)	8,960	857,830	34,130	3,267,606	—	43,090	4,125,436

		$8,399,172		$31,374,625	$—		$39,773,797

Metals & Mining
BHP Billiton Ltd., ADR	12,030	$1,138,399	45,210	$4,278,222	$—	57,240	$5,416,621

Network & Telecom
Cisco Systems, Inc. (a)	106,080	$1,655,909	398,167	$6,215,387	$—	504,247	$7,871,296

Portfolio of Investments and Pro Forma Combined Portfolio of Investments (unaudited)

June 30, 2011

	Capital Appreciation		MFS Massachusetts Investors			Pro Forma
	Variable Account		Growth Stock Portfolio		Pro Forma	Combined Fund
Issuer	Shares	Value ($)	Shares	Value ($)	Adjustments	Shares	Value ($)
Oil Services
National Oilwell Varco, Inc.	32,370	$2,531,658	121,080	$9,469,667	$—	153,450	$12,001,325
Schlumberger Ltd.	43,110	3,724,704	160,800	13,893,120	—	203,910	17,617,824

		$6,256,362		$23,362,787	$—		$29,619,149

Other Banks & Diversified Financials
MasterCard, Inc., “A”	4,900	$1,476,566	17,960	$5,412,066	$—	22,860	$6,888,632
Visa, Inc., “A”	33,200	2,797,432	123,580	10,412,851	—	156,780	13,210,283

		$4,273,998		$15,824,917	$—		$20,098,915

Pharmaceuticals
Abbott Laboratories	22,220	$1,169,216	82,860	$4,360,093	$—	105,080	$5,529,309
Allergan, Inc.	11,410	949,883	41,680	3,469,860	—	53,090	4,419,743
Johnson & Johnson	23,000	1,529,960	86,100	5,727,372	—	109,100	7,257,332

		$3,649,059		$13,557,325	$—		$17,206,384

Railroad & Shipping
Kuehne & Nagel, Inc. AG	5,590	$848,390	20,820	$3,159,836	$—	26,410	$4,008,226

Specialty Chemicals
Praxair, Inc.	20,700	$2,243,673	77,480	$8,398,057	$—	98,180	$10,641,730

Specialty Stores
Industria de Diseno Textil S.A.	9,741	$887,672	36,347	$3,312,208	$—	46,088	$4,199,880
Staples, Inc.	44,810	707,998	165,970	2,622,326	—	210,780	3,330,324

		$1,595,670		$5,934,534	$—		$7,530,204

Total Common Stocks (Identified Cost, $100,759,811, $407,776,283, and $508,536,094, respectively)		$129,085,238		$482,397,667	$—		$611,482,905

Portfolio of Investments and Pro Forma Combined Portfolio of Investments (unaudited)

June 30, 2011

	Capital Appreciation		MFS Massachusetts Investors				Pro Forma
	Variable Account		Growth Stock Portfolio		Pro Forma		Combined Fund
Issuer	Shares	Value ($)	Shares	Value ($)	Adjustments		Shares	Value ($)
MONEY MARKET FUNDS (v) (0.3%, 0.5%, and 0.4%, respectively)
MFS Institutional Money Market Portfolio, 0.1%, at Cost and Net Asset Value	420,980	$420,980	2,224,290	$2,224,290	$—		2,645,270	$2,645,270

Total Investments (Identified Cost, $101,180,791, $410,000,573, and $511,181,364, respectively)		$129,506,218		$484,621,957	$—			$614,128,175

Other Assets, Less Liabilities (0.1%, 0.0%, and 0.0%, respectively)		182,704		2,007	$(21,749	)(b)		$162,962

Net Assets - 100.0%		$129,688,922		$484,623,964	$(21,749)			$614,291,137

(a)	Non-income producing security.
(b)	Adjustment is the result of elimination of certain insurance related receivables from the sponsor following MFS Massachusetts Investors Growth Stock Portfolio’s acquisition of Capital Appreciation Variable Account. See The Pro Forma Fund’s Statement of Assets and Liabilities for further details.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR American Depository Receipt

PLC Public Limited Company

As of the date of the Pro Forma Combined Portfolio of Investments, the securities held by the acquired fund are consistent with the investment objectives, strategies and policies of the acquiring fund. However, it is anticipated certain portfolio securities received from the acquired fund in the reorganization will subsequently be sold by the acquiring fund. Any such transactions are not reflected in these pro forma financial statements.

See Notes to Financial Statements

Pro Forma Combined Statement of Assets and Liabilities (unaudited)

June 30, 2011

	Capital Appreciation Variable Account	MFS Massachusetts Investors Growth Stock Portfolio	Pro Forma Adjustments		Pro Forma Combined Fund
Assets:
Investments
Non-affiliated issuers, at value (identified cost, $100,759,811, $407,776,283, and $508,536,094, respectively)	$129,085,238	$482,397,667	$—		$611,482,905
Underlying affiliated funds, at cost and value	420,980	2,224,290	—		2,645,270

Total Investments, at value (identified cost, $101,180,791, $410,000,573, and $511,181,364, respectively)	$129,506,218	$484,621,957	$—		$614,128,175

Receivables for
Units/Fund shares sold	—	27,479	—		27,479
Interest and dividends	182,146	574,188	—		756,334
Receivable from sponsor	21,749	—	(21,749	)(a)	—
Other assets	36,578	7,499	—		44,077

Total assets	$129,746,691	$485,231,123	$(21,749)		$614,956,065

Liabilities:
Payables for
Units surrendered/Fund shares reacquired	$18,851	$511,350	$—		$530,201
Payable to affiliates
Investment adviser	5,476	14,832	—		20,308
Distribution and/or service fees	—	862	—		862
Payable for manager/trustees’ compensation	2,142	8,285	—		10,427
Accrued expenses and other liabilities	31,300	71,830	—		103,130

Total liabilities	$57,769	$607,159	$—		$664,928

Net assets	$129,688,922	$484,623,964	$(21,749)		$614,291,137

Net assets consist of:
Paid-in capital	$—	$506,339,450	$101,330,162		$607,669,612
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	—	74,633,681	28,337,011		102,970,692
Accumulated net realized gain (loss) on investments and foreign currency transactions	—	(100,373,035)	—		(100,373,035)
Undistributed net investment income	—	4,023,868	—		4,023,868

Net assets	$—	$484,623,964	$129,667,173	(b)	$614,291,137

Units/Shares of beneficial interest outstanding	3,727,878	39,879,254	10,654,657		50,533,911

	Capital Appreciation Variable Account		MFS Massachusetts Investors Growth Stock Portfolio	Pro Forma Adjustments		Pro Forma Combined Fund
Net assets:
Contract Level 2/Initial Class	$85,365,431	(c)	$420,854,401	129,667,173		$550,521,574
Contract Level 3/Service Class	710,869	(c)	63,769,563	—		63,769,563
Contract Level 3-2	43,612,622	(c)	—	—		—

Total	$129,688,922		$484,623,964	$129,667,173		$614,291,137

Accumulation Units/Shares outstanding:
Contract Level 2/Initial Class	1,286,653		34,590,466	10,654,657	(e)	45,245,123
Contract Level 3/Service Class	16,696		5,288,788	—		5,288,788
Contract Level 3-2	2,424,529		—	—		—

Total	3,727,878		39,879,254	10,654,657		50,533,911

Accumulation Unit Value/Net Asset Value:
Contract Level 2/Initial Class	$64.986	(d)	$12.17			$12.17
Contract Level 3/Service Class	42.577	(d)	12.06			12.06
Contract Level 3-2	17.894	(d)	—			—

(a)	Insurance related receivable from sponsor to be eliminated for Capital Appreciation Variable Account by the sponsor following MFS Massachusetts Investors Growth Stock Portfolio’s acquisition of Capital Appreciation Variable Account.
(b)	Net Assets of the Capital Appreication Variable Account acquired by MFS Massachusetts Investors Growth Stock Portfolio.
(c)	Contract Level net assets also include the net assets associated with the contract level reserve.
(d)	Accumulation Unit Value does not reflect net assets associated with the reserve of each contract level.
(e)	If the reorganization had taken place on June 30, 2011, the Capital Appreciation Variable Account would have received 10,654,657 Initial Class Shares of the MFS Massachusetts Investors Growth Stock Portfolio. No assurances can be given as to the number of Reorganization Shares the Capital Appreciation Variable Account will receive on the Exchange Date. The foregoing is merely an example of what the Capital Appreciation Variable Account would have received had the reorganization been consummated on June 30, 2011, and should not be relied upon to reflect the amount that will be actually received on or after the Exchange Date.

Pro Forma Combined Statement of Operations (unaudited)

For the year ended June 30, 2011

	Capital Appreciation Variable Account	MFS Massachusetts Investors Growth Stock Portfolio	Pro Forma Adjustments		Pro Forma Combined Fund
Interest
Net investment income:
Income
Dividends	$1,876,877	$7,204,024	—		$9,080,901
Dividends from underlying affiliated funds	2,448	8,655	—		11,103
Interest	—	28,917	—		28,917
Foreign taxes withheld	(60,353)	(230,783)	—		(291,136)

Total investment income	$1,818,972	$7,010,813	$—		8,829,785

Expenses
Management fee	$948,481	$3,633,492	$—		$4,581,973
Mortality and expense risk charges	1,589,347	—	(1,589,347	)(a)	—
Distribution expense risk charge	1,132	—	(1,132	)(a)	—
Distribution and/or service fees	—	170,184	—		170,184
Administrative services fee	44,734	165,829	(4,394	)(b)	206,169
Managers/Trustees’ compensation	15,910	62,427	—		78,337
Custodian fee	25,641	73,466	(12,820	)(b)	86,287
Printing/Shareholder communications	9,673	109,091	(1,935	)(b)	116,829
Auditing fees	39,348	45,170	(39,349	)(b)	45,169
Legal fees	7,212	7,548	(6,491	)(b)	8,269
Miscellaneous	13,949	41,159	(12,554	)(b)	42,554

Total expenses	$2,695,427	$4,308,366	$(1,668,022)		$5,335,771

Fees paid indirectly	(7)	(33)	—		(40)
Reduction of expenses by investment adviser	(58,058)	(161,128)	75,685	(c)	(143,501)

Net expenses	$2,637,362	$4,147,205	$(1,592,337)		$5,192,230

Net investment income	$(818,390)	$2,863,608	$1,592,337		$3,637,555

Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions (s)	$10,011,427	$41,120,274	$—		$51,131,701
Foreign currency transactions	7,227	16,627	—		23,854

Net realized gain (loss) on investments and foreign currency transactions	$10,018,654	$41,136,901	$—		$51,155,555

Change in unrealized appreciation (depreciation)
Investments	$23,199,520	$88,054,166	$—		$111,253,686
Translation of assets and liabilities in foreign currencies	6,091	8,389	—		14,480

Net unrealized gain (loss) on investments and foreign currency translation	$23,205,611	$88,062,555	$—		$111,268,166

Net realized and unrealized gain (loss) on investments and foreign currency	$33,224,265	$129,199,456	$—		$162,423,721

Change in net assets from operations	$32,405,875	$132,063,064	$1,592,337		$166,061,276

(a)	Insurance related mortality and expense risk charge and distribution risk charge to be borne directly by contract owners following MFS Massachusetts Investors Growth Stock Portfolio’s acquisition of Capital Appreciation Variable Account.
(b)	Expenditures are reduced as a result of several factors such as the elimination of duplicative functions and changes to the allocation of expenses.
(c)	Expense reduction adjusted to reflect annualized contractual expense caps of the pro forma combined fund.
(s)	For the MFS Massachusetts Investors Growth Stock Portfolio, realized gain (loss) on investment transactions includes proceeds received from a non-recurring cash settlement in the amount of $2,471,274 from a litigation settlement against Tyco International Ltd.

MFS Massachusetts Investors Growth Stock Portfolio and

Capital Appreciation Variable Account

Notes to Pro Forma Combined Financial Statements

June 30, 2011

(Unaudited)

(1) Description of the Fund

MFS Massachusetts Investors Growth Stock Portfolio (Acquiring Fund), a series of MFS Variable Insurance Trust II (the trust), is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The Acquiring Fund consists of 2 classes of shares: Initial Class and Service Class. The Acquiring fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

(2) Basis for the Combination

The accompanying pro forma financial statements are presented to show the effect of the proposed reorganization of Capital Appreciation Variable Account (Target Fund) into the Acquiring Fund, (Acquiring Fund and Target Fund are referred to herein as the fund), as if such reorganization had taken place as of June 30, 2011, the semiannual period of the Acquiring Fund. The following notes refer to the accompanying pro forma financial statements as if the reorganization of the Target Fund with and into the Acquiring Fund had taken place as of June 30, 2011, at the respective net asset value on that date. The Acquiring Fund will be the accounting survivor, based upon an analysis of factors including surviving fund portfolio manager, investment objectives and policies, expense ratio structures and portfolio composition and size.

The accompanying pro forma financial statements should be read in conjunction with the financial statements of the Acquiring Fund and Target Fund included in their respective semiannual reports dated June 30, 2011.

(3) Accounting Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(4) Portfolio Valuation

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of each fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under each fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of each fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of each fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, each fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating each fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine each fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of each fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. Each fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2011 in valuing each fund’s assets or liabilities:

Capital Appreciation Variable Account

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$129,085,238	$—	$—	$129,085,238
Mutual Funds	420,980	—	—	420,980

Total Investments	$129,506,218	$—	$—	$129,506,218

MFS Massachusetts Investors Growth Stock Portfolio

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$482,397,667	$—	$—	$482,397,667
Mutual Funds	2,224,290	—	—	2,224,290

Total Investments	$484,621,957	$—	$—	$484,621,957

Pro Forma Combined Fund

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$611,482,905	$—	$—	$611,482,905
Mutual Funds	2,645,270	—	—	2,645,270

Total Investments	$614,128,175	$—	$—	$614,128,175

For further information regarding security characteristics, see the Portfolios of Investments.

(5) Reorganization Costs

MFS has agreed to bear all costs associated with the proposed reorganization as well as the following proposed reorganizations:

Target Fund	Acquiring Fund
Global Governments Variable Account	MFS Global Governments Portfolio

Government Securities Variable Account	MFS Government Securities Portfolio

High Yield Variable Account	MFS High Yield Portfolio

Money Market Variable Account	MFS Money Market Portfolio

Total Return Variable Account	MFS Total Return Portfolio

These aggregate costs for all proposed reorganizations are estimated at $205,000.

(6) Capital Shares

The pro forma combined shares of beneficial interest outstanding represent those shares that would have been outstanding on June 30, 2011, had the acquisition taken place on June 30, 2011. In exchange for the net assets of the Target Fund the initial class of shares of the Acquiring Fund would have been issued based upon the per share net asset value as follows:

Initial Class
Net assets – Target Fund	$129,667,173
Shares – Acquiring Fund	10,654,657
Net asset value – Acquiring Fund	$12.17

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the each owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, each fund assumes the following to be affiliated issuers:

For the year ended June 30, 2011:

Capital Appreciation Variable Account Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	916,396	17,958,410	(18,453,826)	420,980

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$2,448	$420,980

MFS Massachusetts Investors Growth Stock Portfolio Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	3,917,294	83,879,610	(85,572,614)	2,224,290

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$8,655	$2,224,290

Pro Forma Combined Fund Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	4,833,690	101,838,020	(104,026,440)	2,645,270

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$11,103	$2,645,270

(8) Federal Income Taxes

The fund’s policy is to comply with the provision of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided. Under the terms of the Agreement and Plan of Reorganization, the transfer between the Acquiring Fund and the Target Fund should be treated as a tax-free transfer to a controlled corporation.

Portfolio of Investments and Pro Forma Combined Portfolio of Investments (unaudited)

June 30, 2011

	Global Governments Variable Account			MFS Global Governments Portfolio			Pro Forma	Pro Forma Combined Fund
Issuer	Shares/Par		Value ($)	Shares/Par		Value ($)	Adjustments	Shares/Par		Value ($)
BONDS (93.1%, 94.7%, 94.4%, respectively)
Foreign Bonds
Australia
Commonwealth of Australia, 5.75%, 2021	AUD	36,000	$40,174	AUD	193,000	$215,368	$—	AUD	229,000	$255,542

Austria
Republic of Austria, 4.65%, 2018	EUR	40,000	$63,435	EUR	206,000	$326,692	$—	EUR	246,000	$390,127

Belgium
Kingdom of Belgium, 5.5%, 2017	EUR	78,000	$124,340	EUR	411,000	$655,178	$—	EUR	489,000	$779,518

Canada
Bayview Commercial Asset Trust, FRN, 1.687%, 2023 (z)	CAD	30,000	$27,144	CAD	150,000	$135,722	$—	CAD	180,000	$162,866
Canada Housing Trust, 4.6%, 2011 (n)	CAD	57,000	59,505	CAD	280,000	292,307	—	CAD	337,000	351,812
Government of Canada, 4.25%, 2018	CAD	72,000	81,914	CAD	367,000	417,534	—	CAD	439,000	499,448
Government of Canada, 5.75%, 2033	CAD	10,000	13,846	CAD	47,000	65,078	—	CAD	57,000	78,924

			$182,409			$910,641	$—			$1,093,050

Finland
Republic of Finland, 3.875%, 2017	EUR	29,000	$44,441	EUR	169,000	$258,986	$—	EUR	198,000	$303,427

France
Republic of France, 6%, 2025	EUR	49,000	$88,310	EUR	260,000	$468,584		EUR	309,000	$556,894
Republic of France, 4.75%, 2035	EUR	42,000	66,254	EUR	225,000	354,931		EUR	267,000	421,185

			$154,564			$823,515	$—			$978,079

Portfolio of Investments and Pro Forma Combined Portfolio of Investments (unaudited)

June 30, 2011

	Global Governments Variable Account			MFS Global Governments Portfolio			Pro Forma	Pro Forma Combined Fund
Issuer	Shares/Par		Value ($)	Shares/Par		Value ($)	Adjustments	Shares/Par		Value ($)
Germany
Federal Republic of Germany, 3.75%, 2013	EUR	185,000	$279,561	EUR	1,043,000	$1,576,122	$—	EUR	1,228,000	$1,855,683
Federal Republic of Germany, 3.75%, 2015	EUR	59,000	90,675	EUR	331,000	508,704	—	EUR	390,000	599,379
Federal Republic of Germany, 4.25%, 2018	EUR	56,000	89,326	EUR	138,000	220,125	—	EUR	194,000	309,451
Federal Republic of Germany, 6.25%, 2030	EUR	40,000	78,053	EUR	219,000	427,339	—	EUR	259,000	505,392

			$537,615			$2,732,290	$—			$3,269,905

Italy
Republic of Italy, 4.75%, 2013	EUR	224,000	$334,156	EUR	1,212,000	$1,808,024	$—	EUR	1,436,000	$2,142,180
Republic of Italy, 5.25%, 2017	EUR	176,000	269,034	EUR	949,000	1,450,644	—	EUR	1,125,000	1,719,678
Republic of Italy, 3.75%, 2021	EUR	59,000	79,221	EUR	315,000	422,958		EUR	374,000	502,179

			$682,411			$3,681,626	$—			$4,364,037

Japan
Government of Japan, 1.7%, 2017	JPY	51,800,000	$685,795	JPY	270,650,000	$3,583,210	$—	JPY	322,450,000	$4,269,005
Government of Japan, 1.1%, 2020	JPY	3,000,000	37,633	JPY	13,000,000	163,077		JPY	16,000,000
Government of Japan, 2.1%, 2024	JPY	21,350,000	285,201	JPY	110,000,000	1,469,417	—	JPY	131,350,000	1,754,618
Government of Japan, 2.2%, 2027	JPY	23,700,000	314,663	JPY	124,300,000	1,650,322	—	JPY	148,000,000	1,964,985
Government of Japan, 2.4%, 2037	JPY	8,000,000	107,221	JPY	41,000,000	549,510	—	JPY	49,000,000	656,731

			$1,430,513			$7,415,536	$—			$8,846,049

Portfolio of Investments and Pro Forma Combined Portfolio of Investments (unaudited)

June 30, 2011

	Global Governments Variable Account			MFS Global Governments Portfolio			Pro Forma	Pro Forma Combined Fund
Issuer	Shares/Par		Value ($)	Shares/Par		Value ($)	Adjustments	Shares/Par		Value ($)
Netherlands
ABN Amro Bank N.V., FRN, 2.042%, 2014 (n)		$—	$—		$200,000	$204,152	$—		200,000	$204,152
Kingdom of the Netherlands, 3.75%, 2014	EUR	119,000	$181,438	EUR	658,000	1,003,244	—	EUR	777,000	$1,184,682
Kingdom of the Netherlands, 5.5%, 2028	EUR	19,000	33,438	EUR	113,000	$198,867	—	EUR	132,000	$232,305

			$214,876			$1,406,263	$—			$1,621,139

Norway
Eksportfinans A.S.A., 1.875%, 2013		$35,000	$35,670		$170,000	$173,253	$—		$205,000	$208,923

Spain
Kingdom of Spain, 4.6%, 2019	EUR	106,000	$147,671	EUR	564,000	$785,719	$—	EUR	670,000	$933,390

Sweden
Kingdom of Sweden, 5%, 2020	SEK	170,000	$31,431	SEK	915,000	$169,175	$—	SEK	1,085,000	$200,606

United Kingdom
United Kingdom Treasury, 8%, 2021	GBP	37,100	$83,038	GBP	196,000	$438,690	—	GBP	233,100	521,728
United Kingdom Treasury, 4.25%, 2027	GBP	58,000	94,244	GBP	297,000	482,595	—	GBP	355,000	576,839
United Kingdom Treasury, 4.25%, 2036	GBP	61,000	$97,499	GBP	313,000	500,280	—	GBP	374,000	597,779

			$274,781			$1,421,565	$—			$1,696,346

Total Foreign Bonds			$3,964,331			$20,975,807	$—			$24,940,138

Portfolio of Investments and Pro Forma Combined Portfolio of Investments (unaudited)

June 30, 2011

	Global Governments Variable Account		MFS Global Governments Portfolio		Pro Forma	Pro Forma Combined Fund
Issuer	Shares/Par	Value ($)	Shares/Par	Value ($)	Adjustments	Shares/Par	Value ($)
U.S. Bonds
Asset-Backed & Securitized
Commercial Mortgage Asset Trust, FRN, 0.991%, 2032 (i)(z)	$784,612	$7,948	$4,573,167	$46,326	$—	$5,357,779	$54,274
Commercial Mortgage Pass-Through Certificates, FRN, 0.377%, 2017 (n)	59,000	56,980	331,000	319,666	—	390,000	376,646
First Union National Bank Commercial Mortgage Trust, FRN, 1.636%, 2043 (i)(z)	63,132	2	344,710	12	—	407,842	14

		$64,930		$366,004	$—		$430,934

Mortgage-Backed
Fannie Mae, 4.768%, 2012	$35,840	$36,840	$167,253	$171,919	$—	$203,093	$208,759
Fannie Mae, 5.37%, 2013	23,177	24,072	92,706	96,288	—	115,883	120,360
Fannie Mae, 4.78%, 2015	22,701	24,621	68,102	73,863	—	90,803	98,484
Fannie Mae, 4.856%, 2015	—	—	43,662	47,243	—	43,662	47,243
Fannie Mae, 5.5%, 2015	8,860	9,637	39,379	42,831	—	48,239	52,468
Fannie Mae, 5.09%, 2016	25,000	27,273	59,000	64,365	—	84,000	91,638
Fannie Mae, 5.424%, 2016	22,783	25,164	67,436	74,485	—	90,219	99,649
Fannie Mae, 5.05%, 2017	—	—	52,998	57,834	—	52,998	57,834
Fannie Mae, 5.16%, 2018	23,730	26,082	116,424	127,966	—	140,154	154,048
Fannie Mae, 5.1%, 2019	10,714	11,655	52,594	57,215	—	63,308	68,870
Fannie Mae, 5.18%, 2019	10,718	11,689	52,617	57,383	—	63,335	69,072
Fannie Mae, 6.16%, 2019	8,903	9,989	42,846	48,070	—	51,749	58,059
Freddie Mac, 5.085%, 2019	10,000	10,686	33,000	35,263	—	43,000	45,949
Freddie Mac, 5%, 2028	9,224	9,334	43,843	44,367	—	53,067	53,701
Freddie Mac, FRN, 3.882%, 2017	10,000	10,455	79,000	82,593		89,000

		$237,497		$1,081,685	$—		$1,319,182

U.S. Government Agencies and Equivalents
Aid-Egypt, 4.45%, 2015	$49,000	$54,432	$252,000	$279,934	$—	$301,000	$334,366
Small Business Administration, 4.57%, 2025	27,970	29,663	—	—	—	27,970	29,663
Small Business Administration, 5.09%, 2025	—	—	31,961	34,404	—	31,961	34,404
Small Business Administration, 5.21%, 2026	74,619	80,499	373,095	$402,496	—	447,714	482,995

		$164,594		$716,834	$—		$881,428

Portfolio of Investments and Pro Forma Combined Portfolio of Investments (unaudited)

June 30, 2011

	Global Governments Variable Account		MFS Global Governments Portfolio		Pro Forma		Pro Forma Combined Fund
Issuer	Shares/Par	Value ($)	Shares/Par	Value ($)	Adjustments		Shares/Par	Value ($)
U.S. Treasury Obligations
U.S. Treasury Bonds, 6.875%, 2025	$76,000	$102,173	$400,000	$537,750	$—		$476,000	$639,923
U.S. Treasury Bonds, 5.25%, 2029	126,000	145,392	681,000	785,810	—		807,000	931,202
U.S. Treasury Bonds, 4.5%, 2039	17,100	17,485	86,300	88,242	—		103,400	105,727
U.S. Treasury Notes, 1.375%, 2013	105,000	106,723	565,000	574,272			670,000
U.S. Treasury Notes, 4.125%, 2015	165,000	183,085	991,000	1,099,623	—		1,156,000	1,282,708
U.S. Treasury Notes, 4.75%, 2017	242,000	278,338	1,478,000	1,699,931	—		1,720,000	1,978,269
U.S. Treasury Notes, 3.5%, 2020	102,000	106,486	339,000	353,909	—		441,000	460,395
U.S. Treasury Notes, TIPS, 1.25%, 2020	254,726	269,452	1,328,289	1,405,080	—		1,583,015	1,674,532

		$1,209,134		$6,544,617	$—			$7,753,751

Total U.S. Bonds		$1,676,155		$8,709,140	$—			$10,385,295

Total Bonds (Identified Cost, $5,178,489, $27,286,202 and $32,464,691 respectively)		$5,640,486		$29,684,947	$—			$35,325,433

MONEY MARKET FUNDS (v) (5.0%, -%, and 0.8%, respectively)
MFS Institutional Money Market Portfolio, 0.1%, at Cost and Net Asset Value	304,534	$304,534	—	$—	$—		304,534	$304,534

SHORT-TERM OBLIGATIONS (y) (-%, 2.9%, and 2.5%, respectively)
Abbey National North America LLC, 0.04%, due 7/01/11, at Amortized Cost and Value	$—	$—	$925,000	$925,000	$—		$925,000	$925,000

Total Investments (Identified Cost, $5,483,023, $28,211,202 and $33,694,225, respectively)		$5,945,020		$30,609,947	$—			$36,554,967

OTHER ASSETS, LESS LIABILITIES (1.9%, 2.4% and 2.3% respectively)		112,585		741,828	243	(a)		854,656

NET ASSETS - 100.0%		$6,057,605		$31,351,775	$243			$37,409,623

(a)	Adjustment is the result of elimination of certain insurance related payables to the sponsor following MFS Global Governments Portfolio’s acquisition of Global Governments Variable Account. See The Pro Forma Fund’s Statement of Assets and Liabilities for further details.
(i)	Interest only security for which the pro forma combined fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $932,610, representing 2.9% of pro forma combined fund.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(y)	The rate shown represents an annualized yield at time of purchase.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The pro forma combined fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Bayview Commercial Asset Trust, FRN, 1.687%, 2023	5/25/06	$180,262	$162,866
Commercial Mortgage Asset Trust, FRN, 0.84%, 2032	8/25/03	78,478	54,274
First Union National Bank Commercial Mortgage Trust, FRN, 1.636%, 2043	12/11/03	969	14

Total Restricted Securities			$217,154
% of Pro Forma Combined Fund Net Assets			0.6%

The following abbreviations are used in this report and are defined:

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
TIPS	Treasury Inflation Protected Security

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated.

A list of abbreviations is shown below:

AUD	Australian Dollar
CAD	Canadian Dollar
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht

As of the date of the Pro Forma Combined Portfolio of Investments, the securities held by the acquired fund are consistent with the investment objectives, strategies and policies of the acquiring fund. However, it is anticipated certain portfolio securities received from the acquired fund in the reorganization will subsequently be sold by the acquiring fund. Any such transactions are not reflected in these pro forma financial statements.

Derivative Contracts at 6/30/11

Forward Foreign Currency Exchange Contracts at 6/30/11

Global Governments Variable Account

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	AUD	JPMorgan Chase Bank N.A.	2,000	7/12/11	$2,117	$2,143	$26
BUY	AUD	Westpac Banking Corp.	10,158	7/12/11	10,570	10,886	316
BUY	CAD	Barclays Bank PLC	4,000	7/12/11	4,081	4,147	66
BUY	CAD	Goldman Sachs International	6,000	7/12/11	6,199	6,220	21
BUY	CNY	HSBC Bank	102,000	11/16/11	15,821	15,836	15
BUY	DKK	Credit Suisse Group	196,472	7/12/11	37,947	38,192	245
BUY	DKK	Goldman Sachs International	8,000	7/12/11	1,544	1,556	12
SELL	DKK	UBS AG	3,000	7/12/11	585	583	2
BUY	EUR	Barclays Bank PLC	4,000	7/12/11	5,712	5,799	87
BUY	EUR	Brown Brothers Harriman & Co.	9,000	7/12/11	12,989	13,049	60
BUY	EUR	Credit Suisse Group	12,000	7/12/11	17,333	17,398	65
BUY	EUR	Merrill Lynch International Bank	30,000	7/12/11	42,936	43,496	560
BUY	EUR	UBS AG	61,064	7/12/11	87,935	88,535	600
SELL	EUR	Citibank N.A.	36,000	7/12/11	52,799	52,195	604
BUY	GBP	Brown Brothers Harriman & Co.	1,000	7/12/11	1,599	1,605	6
SELL	GBP	Barclays Bank PLC	12,709	7/12/11	20,668	20,395	273
SELL	GBP	Citibank N.A.	2,000	7/12/11	3,228	3,209	19
SELL	GBP	Goldman Sachs International	2,000	7/12/11	3,270	3,209	61
SELL	GBP	UBS AG	1,000	7/12/11	1,640	1,604	36
BUY	HUF	HSBC Bank	2,762,000	7/12/11	14,795	15,059	264
BUY	IDR	HSBC Bank	133,218,000	7/26/11	15,399	15,486	87
BUY	JPY	Barclays Bank PLC	501,000	7/12/11	6,127	6,224	97
BUY	JPY	Credit Suisse Group	36,834,530	7/12/11	433,853	457,559	23,706
BUY	JPY	Deutsche Bank AG	2,163,000	7/12/11	26,329	26,869	540
BUY	JPY	HSBC Bank	3,457,000	7/12/11	41,641	42,943	1,302
SELL	JPY	Barclays Bank PLC	408,000	7/12/11	5,109	5,068	41
SELL	JPY	Credit Suisse Group	485,000	7/12/11	6,046	6,025	21
SELL	JPY	UBS AG	1,131,000	7/12/11	14,112	14,049	63
BUY	MXN	Citibank N.A.	180,000	7/05/12	15,161	15,373	212
BUY	NOK	Deutsche Bank AG	255,000	7/12/11	46,373	47,245	872
BUY	NZD	Barclays Bank PLC	10,000	7/12/11	8,040	8,281	241
BUY	NZD	JPMorgan Chase Bank N.A.	9,000	7/12/11	7,236	7,453	217
BUY	SEK	Deutsche Bank AG	86,000	7/12/11	13,580	13,591	11
SELL	SEK	Credit Suisse Group	5,157	7/12/11	824	815	9
BUY	SGD	Credit Suisse Group	57,000	7/12/11	45,367	46,406	1,039
BUY	SGD	Deutsche Bank AG	10,500	7/12/11	8,327	8,548	221
BUY	SGD	HSBC Bank	10,500	7/12/11	8,328	8,548	220
SELL	THB	HSBC Bank	458,000	7/25/11	15,007	14,892	115
SELL	THB	JPMorgan Chase Bank N.A.	185,000	7/05/11	6,062	6,024	38

							$32,390

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives
BUY	AUD	Barclays Bank PLC	7,000	7/12/11	$7,539	$7,501	$(38)
BUY	AUD	Goldman Sachs International	6,000	7/12/11	6,518	6,430	(88)
SELL	AUD	Barclays Bank PLC	12,000	7/12/11	12,685	12,859	(174)
SELL	AUD	Citibank N.A.	3,000	7/12/11	3,214	3,215	(1)
SELL	AUD	Westpac Banking Corp.	1,000	7/12/11	1,053	1,072	(19)
BUY	CAD	Brown Brothers Harriman & Co.	9,000	7/12/11	9,437	9,330	(107)
BUY	CAD	HSBC Bank	11,000	7/12/11	11,477	11,403	(74)
SELL	CAD	Barclays Bank PLC	11,000	7/12/11	11,217	11,403	(186)
SELL	CAD	Goldman Sachs International	50,136	7/12/11	51,837	51,975	(138)
SELL	CAD	UBS AG	22,000	7/12/11	22,732	22,807	(75)
BUY	CNY	Barclays Bank PLC	94,000	11/16/11	14,642	14,594	(48)
BUY	CNY	Deutsche Bank AG	393,000	11/16/11	61,182	61,016	(166)
BUY	EUR	Goldman Sachs International	23,000	7/12/11	33,628	33,347	(281)
BUY	EUR	HSBC Bank	4,000	7/12/11	5,904	5,799	(105)
SELL	EUR	Barclays Bank PLC	12,000	7/12/11	17,045	17,398	(353)
SELL	EUR	Citibank N.A.	10,000	7/12/11	14,319	14,499	(180)
SELL	EUR	Credit Suisse Group	8,000	7/12/11	11,391	11,599	(208)
SELL	EUR	Deutsche Bank AG	41,000	7/12/11	58,536	59,445	(909)
SELL	EUR	Goldman Sachs International	6,000	7/12/11	8,514	8,699	(185)
SELL	EUR	Morgan Stanley Capital Services, Inc.	6,000	7/12/11	8,639	8,699	(60)
SELL	EUR	UBS AG	294,847	7/12/11 - 9/15/11	423,622	426,931	(3,309)
BUY	GBP	Barclays Bank PLC	35,876	7/12/11	58,480	57,575	(905)
BUY	GBP	Deutsche Bank AG	32,876	7/12/11	53,589	52,760	(829)
BUY	GBP	Goldman Sachs International	1,000	7/12/11	1,633	1,605	(28)
BUY	HUF	Barclays Bank PLC	1,695,000	7/12/11	9,255	9,241	(14)
SELL	HUF	Barclays Bank PLC	4,452,000	7/12/11	22,952	24,272	(1,320)
BUY	IDR	Merrill Lynch International Bank	132,291,000	9/06/11	15,431	15,276	(155)
SELL	IDR	HSBC Bank	265,335,000	7/26/11	30,586	30,844	(258)
BUY	JPY	Brown Brothers Harriman & Co.	288,000	7/12/11	3,587	3,577	(10)
BUY	JPY	Goldman Sachs International	1,026,000	7/12/11	12,793	12,745	(48)
BUY	JPY	Morgan Stanley Capital Services, Inc.	360,000	7/12/11	4,490	4,472	(18)
SELL	JPY	Barclays Bank PLC	3,344,000	7/12/11	41,357	41,539	(182)
SELL	JPY	Brown Brothers Harriman & Co.	1,129,000	7/12/11	13,849	14,024	(175)
SELL	JPY	Citibank N.A.	1,755,000	7/12/11	21,765	21,801	(36)
SELL	JPY	Credit Suisse Group	102,000	7/12/11	1,263	1,267	(4)
SELL	JPY	HSBC Bank	186,000	7/12/11	2,287	2,311	(24)
SELL	JPY	UBS AG	239,000	7/12/11	2,812	2,969	(157)
SELL	MXN	Citibank N.A.	183,000	7/05/11 - 7/12/11	15,549	15,630	(81)

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
BUY	MYR	JPMorgan Chase Bank N.A.	92,000	8/09/11	$30,557	$30,389	$(168)
SELL	MYR	JPMorgan Chase Bank N.A.	92,000	8/09/11	29,997	30,389	(392)
SELL	NOK	Deutsche Bank AG	88,000	7/12/11	15,898	16,304	(406)
SELL	NZD	Goldman Sachs International	19,000	7/12/11	14,879	15,734	(855)
BUY	SEK	Barclays Bank PLC	40,000	7/12/11	6,633	6,321	(312)
BUY	SEK	Credit Suisse Group	52,000	7/12/11	8,524	8,218	(306)
SELL	SEK	Deutsche Bank AG	192,000	7/12/11	29,758	30,344	(586)
BUY	SGD	Barclays Bank PLC	18,000	8/05/11	14,683	14,655	(28)
BUY	SGD	JPMorgan Chase Bank N.A.	18,000	8/05/11	14,683	14,654	(29)
SELL	SGD	UBS AG	38,000	7/12/11	30,688	30,937	(249)
BUY	THB	HSBC Bank	458,000	7/25/11	15,323	14,892	(431)
BUY	THB	JPMorgan Chase Bank N.A.	185,000	7/05/11	6,198	6,024	(174)

							$(14,884)

MFS Global Governments Portfolio
Asset Derivatives
BUY	AUD	JPMorgan Chase Bank N.A.	9,000	7/12/11	9,527	9,645	118
BUY	AUD	Westpac Banking Corp.	52,493	7/12/11	54,620	56,251	1,631
BUY	CAD	Barclays Bank PLC	14,000	7/12/11	14,283	14,513	230
BUY	CAD	Goldman Sachs International	31,000	7/12/11	32,030	32,137	107
BUY	CNY	HSBC Bank	544,000	11/16/11	84,380	84,459	79
BUY	DKK	Credit Suisse Group	1,057,922	7/12/11	204,278	205,651	1,373
BUY	DKK	Goldman Sachs International	35,000	7/12/11	6,753	6,804	51
SELL	DKK	UBS AG	38,000	7/12/11	7,408	7,387	21
BUY	EUR	Brown Brothers Harriman & Co.	44,000	7/12/11	63,499	63,794	295
BUY	EUR	Credit Suisse Group	65,000	7/12/11	93,888	94,241	353
BUY	EUR	Merrill Lynch International Bank	156,000	7/12/11	223,267	226,179	2,912
BUY	EUR	UBS AG	313,928	7/12/11	452,134	455,154	3,020
SELL	EUR	Brown Brothers Harriman & Co.	56,000	7/12/11	81,382	81,192	190
SELL	EUR	Citibank N.A.	154,000	7/12/11	225,861	223,280	2,581
SELL	GBP	Barclays Bank PLC	49,000	7/12/11	79,970	78,636	1,334
SELL	GBP	Brown Brothers Harriman & Co.	11,000	7/12/11	18,168	17,653	515
SELL	GBP	JPMorgan Chase Bank N.A.	5,000	7/12/11	8,167	8,024	143
SELL	GBP	UBS AG	4,000	7/12/11	6,562	6,420	142
BUY	HUF	HSBC Bank	14,478,000	7/12/11	78,272	78,934	662
BUY	IDR	HSBC Bank	710,681,000	7/26/11	82,150	82,612	462
BUY	JPY	Barclays Bank PLC	1,815,000	7/12/11	22,196	22,546	350
BUY	JPY	Credit Suisse Group	187,248,209	7/12/11	2,205,489	2,325,999	120,510
BUY	JPY	Deutsche Bank AG	7,658,000	7/12/11	92,673	95,127	2,454
BUY	JPY	HSBC Bank	17,086,000	7/12/11	205,806	212,243	6,437
BUY	JPY	UBS AG	16,456,186	7/12/11	204,381	204,419	38
SELL	JPY	Barclays Bank PLC	1,987,000	7/12/11	24,884	24,683	201
SELL	JPY	Morgan Stanley Capital Services, Inc.	4,323,000	7/12/11	53,915	53,700	215
BUY	MXN	Citibank N.A.	937,000	7/05/11	78,917	80,028	1,111
BUY	NOK	Deutsche Bank AG	1,359,000	7/12/11	247,140	251,785	4,645
BUY	NZD	Barclays Bank PLC	49,000	7/12/11	39,396	40,577	1,181
BUY	NZD	JPMorgan Chase Bank N.A.	50,000	7/12/11	40,202	41,406	1,204
BUY	SEK	Deutsche Bank AG	476,000	7/12/11	75,162	75,224	62
SELL	SEK	Credit Suisse Group	47,098	7/12/11	7,523	7,443	80

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
BUY	SGD	Credit Suisse Group	297,000	7/12/11	$236,384	$241,798	$5,414
BUY	SGD	Deutsche Bank AG	54,500	7/12/11	43,220	44,371	1,151
BUY	SGD	HSBC Bank	54,500	7/12/11	43,229	44,371	1,142
SELL	THB	HSBC Bank	2,393,000	7/25/11	78,408	77,812	596
SELL	THB	JPMorgan Chase Bank N.A.	960,000	7/05/11	31,455	31,257	198

							$163,208

Liability Derivatives
BUY	AUD	Barclays Bank PLC	32,000	7/12/11	$34,465	$34,291	$(174)
BUY	AUD	Goldman Sachs International	32,000	7/12/11	34,764	34,291	(473)
SELL	AUD	Barclays Bank PLC	62,000	7/12/11	65,539	66,439	(900)
SELL	AUD	Citibank N.A.	20,000	7/12/11	21,425	21,432	(7)
SELL	AUD	JPMorgan Chase Bank N.A.	3,000	7/12/11	3,157	3,215	(58)
BUY	CAD	Brown Brothers Harriman & Co.	37,000	7/12/11	38,795	38,357	(438)
BUY	CAD	HSBC Bank	54,000	7/12/11	56,342	55,981	(361)
SELL	CAD	Barclays Bank PLC	65,000	7/12/11	66,284	67,384	(1,100)
SELL	CAD	Goldman Sachs International	195,058	7/12/11	201,688	202,213	(525)
SELL	CAD	UBS AG	114,000	7/12/11	117,777	118,181	(404)
BUY	CNY	Barclays Bank PLC	486,000	11/16/11	75,701	75,455	(246)
BUY	CNY	Deutsche Bank AG	2,060,000	11/16/11	320,697	319,829	(868)
BUY	EUR	Brown Brothers Harriman & Co.	20,000	7/12/11	29,357	28,997	(360)
BUY	EUR	Goldman Sachs International	110,000	7/12/11	160,831	159,485	(1,346)
BUY	EUR	HSBC Bank	17,000	7/12/11	25,091	24,648	(443)
BUY	EUR	UBS AG	15,000	7/12/11	21,802	21,748	(54)
SELL	EUR	Barclays Bank PLC	38,000	7/12/11	54,479	55,095	(616)
SELL	EUR	Deutsche Bank AG	245,000	7/12/11	349,850	355,218	(5,368)
SELL	EUR	Goldman Sachs International	33,000	7/12/11	46,826	47,845	(1,019)
SELL	EUR	JPMorgan Chase Bank N.A.	8,000	7/12/11	11,481	11,599	(118)
SELL	EUR	Morgan Stanley Capital Services, Inc.	78,000	7/12/11	112,312	113,090	(778)
SELL	EUR	UBS AG	1,682,407	7/12/11 - 9/15/11	2,415,907	2,436,233	(20,326)
BUY	GBP	Barclays Bank PLC	198,315	7/12/11	323,137	318,258	(4,879)
BUY	GBP	Brown Brothers Harriman & Co.	4,000	7/12/11	6,465	6,419	(46)
BUY	GBP	Deutsche Bank AG	153,015	7/12/11	249,418	245,562	(3,856)
BUY	HUF	Barclays Bank PLC	8,598,000	7/12/11	46,947	46,876	(71)
SELL	HUF	Barclays Bank PLC	23,075,000	7/12/11	118,961	125,804	(6,843)
BUY	IDR	Merrill Lynch International Bank	691,354,000	9/06/11	80,643	79,833	(810)
SELL	IDR	HSBC Bank	1,400,878,000	7/26/11	161,485	162,844	(1,359)
BUY	JPY	Brown Brothers Harriman & Co.	1,454,000	7/12/11	18,112	18,062	(50)

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
BUY	JPY	Citibank N.A.	2,500,000	7/12/11	$31,230	$31,056	$(174)
BUY	JPY	Goldman Sachs International	1,993,000	7/12/11	24,845	24,757	(88)
SELL	JPY	Barclays Bank PLC	18,126,000	7/12/11	224,046	225,161	(1,115)
SELL	JPY	Brown Brothers Harriman & Co.	8,084,000	7/12/11	98,835	100,420	(1,585)
SELL	JPY	Citibank N.A.	5,879,000	7/12/11	71,301	73,029	(1,728)
SELL	JPY	Credit Suisse Group	1,353,000	7/12/11	16,748	16,807	(59)
SELL	JPY	HSBC Bank	1,005,000	7/12/11	12,354	12,484	(130)
SELL	JPY	JPMorgan Chase Bank N.A.	1,275,000	7/12/11	15,715	15,838	(123)
SELL	JPY	UBS AG	5,121,000	7/12/11	61,400	63,613	(2,213)
SELL	MXN	Citibank N.A.	948,000	7/05/11 - 7/12/11	80,550	80,967	(417)
BUY	MYR	JPMorgan Chase Bank N.A.	480,000	8/09/11	159,426	158,550	(876)
SELL	MYR	JPMorgan Chase Bank N.A.	479,000	8/09/11	156,179	158,220	(2,041)
SELL	NOK	Deutsche Bank AG	481,000	7/12/11	86,961	89,116	(2,155)
SELL	NZD	Goldman Sachs International	99,000	7/12/11	77,525	81,983	(4,458)
BUY	SEK	Barclays Bank PLC	212,000	7/12/11	35,153	33,503	(1,650)
BUY	SEK	Credit Suisse Group	246,000	7/12/11	40,324	38,876	(1,448)
SELL	SEK	Deutsche Bank AG	1,022,000	7/12/11	158,401	161,511	(3,110)
BUY	SGD	Barclays Bank PLC	94,000	8/05/11	76,678	76,529	(149)
BUY	SGD	JPMorgan Chase Bank N.A.	94,000	8/05/11	76,679	76,529	(150)
SELL	SGD	UBS AG	198,000	7/12/11	159,899	161,199	(1,300)
BUY	THB	HSBC Bank	2,393,000	7/25/11	80,060	77,811	(2,249)
BUY	THB	JPMorgan Chase Bank N.A.	960,000	7/05/11	32,161	31,257	(904)

							$(82,018)

Pro Forma Combined Fund
Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	AUD	JPMorgan Chase Bank N.A.	11,000	7/12/11	$11,644	$11,788	$144
BUY	AUD	Westpac Banking Corp.	62,651	7/12/11	65,190	67,137	1,947
BUY	CAD	Barclays Bank PLC	18,000	7/12/11	18,364	18,660	296
BUY	CAD	Goldman Sachs International	37,000	7/12/11	38,229	38,357	128
BUY	CNY	HSBC Bank	646,000	11/16/11	100,201	100,295	94
BUY	DKK	Credit Suisse Group	1,254,394	7/12/11	242,225	243,843	1,618
BUY	DKK	Goldman Sachs International	43,000	7/12/11	8,297	8,360	63
SELL	DKK	UBS AG	41,000	7/12/11	7,993	7,970	23
BUY	EUR	Barclays Bank PLC	4,000	7/12/11	5,712	5,799	87

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
BUY	EUR	Brown Brothers Harriman & Co.	53,000	7/12/11	$76,488	$76,843	$355
BUY	EUR	Credit Suisse Group	77,000	7/12/11	111,221	111,639	418
BUY	EUR	Merrill Lynch International Bank	186,000	7/12/11	266,203	269,675	3,472
BUY	EUR	UBS AG	374,992	7/12/11	540,069	543,689	3,620
SELL	EUR	Brown Brothers Harriman & Co.	56,000	7/12/11	81,382	81,192	190
SELL	EUR	Citibank N.A.	190,000	7/12/11	278,660	275,475	3,185
BUY	GBP	Brown Brothers Harriman & Co.	1,000	7/12/11	1,599	1,605	6
SELL	GBP	Barclays Bank PLC	61,709	7/12/11	100,638	99,031	1,607
SELL	GBP	Brown Brothers Harriman & Co.	11,000	7/12/11	18,168	17,653	515
SELL	GBP	Citibank N.A.	2,000	7/12/11	3,228	3,209	19
SELL	GBP	Goldman Sachs International	2,000	7/12/11	3,270	3,209	61
SELL	GBP	JPMorgan Chase Bank N.A.	5,000	7/12/11	8,167	8,024	143
SELL	GBP	UBS AG	5,000	7/12/11	8,202	8,024	178
BUY	HUF	HSBC Bank	17,240,000	7/12/11	93,067	93,993	926
BUY	IDR	HSBC Bank	843,899,000	7/26/11	97,549	98,098	549
BUY	JPY	Barclays Bank PLC	2,316,000	7/12/11	28,323	28,770	447
BUY	JPY	Credit Suisse Group	224,082,739	7/12/11	2,639,342	2,783,558	144,216
BUY	JPY	Deutsche Bank AG	9,821,000	7/12/11	119,002	121,996	2,994
BUY	JPY	HSBC Bank	20,543,000	7/12/11	247,447	255,186	7,739
BUY	JPY	UBS AG	16,456,186	7/12/11	204,381	204,419	38
SELL	JPY	Barclays Bank PLC	2,395,000	7/12/11	29,993	29,751	242
SELL	JPY	Credit Suisse Group	485,000	7/12/11	6,046	6,025	21
SELL	JPY	Morgan Stanley Capital Services, Inc.	4,323,000	7/12/11	53,915	53,700	215
SELL	JPY	UBS AG	1,131,000	7/12/11	14,112	14,049	63
BUY	MXN	Citibank N.A.	1,117,000	7/05/12	94,078	95,401	1,323
BUY	NOK	Deutsche Bank AG	1,614,000	7/12/11	293,513	299,030	5,517
BUY	NZD	Barclays Bank PLC	59,000	7/12/11	47,436	48,858	1,422
BUY	NZD	JPMorgan Chase Bank N.A.	59,000	7/12/11	47,438	48,859	1,421
BUY	SEK	Deutsche Bank AG	562,000	7/12/11	88,742	88,815	73
SELL	SEK	Credit Suisse Group	52,255	7/12/11	8,347	8,258	89
BUY	SGD	Credit Suisse Group	354,000	7/12/11	281,751	288,204	6,453
BUY	SGD	Deutsche Bank AG	65,000	7/12/11	51,547	52,919	1,372
BUY	SGD	HSBC Bank	65,000	7/12/11	51,557	52,919	1,362
SELL	THB	HSBC Bank	2,851,000	7/25/11	93,415	92,704	711
SELL	THB	JPMorgan Chase Bank N.A.	1,145,000	7/05/11	37,517	37,281	236

							$195,598

Liability Derivatives
BUY	AUD	Barclays Bank PLC	39,000	7/12/11	$42,004	$41,792	$(212)
BUY	AUD	Goldman Sachs International	38,000	7/12/11	41,282	40,721	(561)

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
SELL	AUD	Barclays Bank PLC	74,000	7/12/11	$78,224	$79,298	$(1,074)
SELL	AUD	Citibank N.A.	23,000	7/12/11	24,639	24,647	(8)
SELL	AUD	JPMorgan Chase Bank N.A.	3,000	7/12/11	3,157	3,215	(58)
SELL	AUD	Westpac Banking Corp.	1,000	7/12/11	1,053	1,072	(19)
BUY	CAD	Brown Brothers Harriman	46,000	7/12/11	48,232	47,687	(545)
BUY	CAD	HSBC Bank	65,000	7/12/11	67,819	67,384	(435)
SELL	CAD	Barclays Bank PLC	76,000	7/12/11	77,501	78,787	(1,286)
SELL	CAD	Goldman Sachs International	245,194	7/12/11	253,525	254,188	(663)
SELL	CAD	UBS AG	136,000	7/12/11	140,509	140,988	(479)
BUY	CNY	Barclays Bank PLC	580,000	11/16/11	90,343	90,049	(294)
BUY	CNY	Deutsche Bank AG	2,453,000	11/16/11	381,879	380,845	(1,034)
BUY	EUR	Brown Brothers Harriman & Co.	20,000	7/12/11	29,357	28,997	(360)
BUY	EUR	Goldman Sachs International	133,000	7/12/11	194,459	192,832	(1,627)
BUY	EUR	HSBC Bank	21,000	7/12/11	30,995	30,447	(548)
BUY	EUR	UBS AG	15,000	7/12/11	21,802	21,748	(54)
SELL	EUR	Barclays Bank PLC	50,000	7/12/11	71,524	72,493	(969)
SELL	EUR	Citibank N.A.	10,000	7/12/11	14,319	14,499	(180)
SELL	EUR	Credit Suisse Group	8,000	7/12/11	11,391	11,599	(208)
SELL	EUR	Deutsche Bank AG	286,000	7/12/11	408,386	414,663	(6,277)
SELL	EUR	Goldman Sachs International	39,000	7/12/11	55,340	56,544	(1,204)
SELL	EUR	JPMorgan Chase Bank N.A.	8,000	7/12/11	11,481	11,599	(118)
SELL	EUR	Morgan Stanley Capital Services, Inc.	84,000	7/12/11	120,951	121,789	(838)
SELL	EUR	UBS AG	1,977,254	7/12/11 - 9/15/11	2,839,529	2,863,164	(23,635)
BUY	GBP	Barclays Bank PLC	234,191	7/12/11	381,617	375,833	(5,784)
BUY	GBP	Brown Brothers Harriman & Co.	4,000	7/12/11	6,465	6,419	(46)
BUY	GBP	Deutsche Bank AG	185,891	7/12/11	303,007	298,322	(4,685)
BUY	GBP	Goldman Sachs International	1,000	7/12/11	1,633	1,605	(28)
BUY	HUF	Barclays Bank PLC	10,293,000	7/12/11	56,202	56,117	(85)
SELL	HUF	Barclays Bank PLC	27,527,000	7/12/11	141,913	150,076	(8,163)
BUY	IDR	Merrill Lynch International Bank	823,645,000	9/06/11	96,074	95,109	(965)
SELL	IDR	HSBC Bank	1,666,213,000	7/26/11	192,071	193,688	(1,617)
BUY	JPY	Brown Brothers Harriman & Co.	1,742,000	7/12/11	21,699	21,639	(60)
BUY	JPY	Citibank N.A.	2,500,000	7/12/11	31,230	31,056	(174)
BUY	JPY	Goldman Sachs International	3,019,000	7/12/11	37,638	37,502	(136)
BUY	JPY	Morgan Stanley Capital Services, Inc.	360,000	7/12/11	4,490	4,472	(18)
SELL	JPY	Barclays Bank PLC	21,470,000	7/12/11	265,403	266,700	(1,297)

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
SELL	JPY	Brown Brothers Harriman & Co.	9,213,000	7/12/11	$112,684	$114,444	$(1,760)
SELL	JPY	Citibank N.A.	7,634,000	7/12/11	93,066	94,830	(1,764)
SELL	JPY	Credit Suisse Group	1,455,000	7/12/11	18,011	18,074	(63)
SELL	JPY	HSBC Bank	1,191,000	7/12/11	14,641	14,795	(154)
SELL	JPY	JPMorgan Chase Bank N.A.	1,275,000	7/12/11	15,715	15,838	(123)
SELL	JPY	UBS AG	5,360,000	7/12/11	64,212	66,582	(2,370)
SELL	MXN	Citibank N.A.	1,131,000	7/05/11 - 7/12/11	96,099	96,597	(498)
BUY	MYR	JPMorgan Chase Bank N.A.	572,000	8/09/11	189,983	188,939	(1,044)
SELL	MYR	JPMorgan Chase Bank N.A.	571,000	8/09/11	186,176	188,609	(2,433)
SELL	NOK	Deutsche Bank AG	569,000	7/12/11	102,859	105,420	(2,561)
SELL	NZD	Goldman Sachs International	118,000	7/12/11	92,404	97,717	(5,313)
BUY	SEK	Barclays Bank PLC	252,000	7/12/11	41,786	39,824	(1,962)
BUY	SEK	Credit Suisse Group	298,000	7/12/11	48,848	47,094	(1,754)
SELL	SEK	Deutsche Bank AG	1,214,000	7/12/11	188,159	191,855	(3,696)
BUY	SGD	Barclays Bank PLC	112,000	8/05/11	91,361	91,184	(177)
BUY	SGD	JPMorgan Chase Bank N.A.	112,000	8/05/11	91,362	91,183	(179)
SELL	SGD	UBS AG	236,000	7/12/11	190,587	192,136	(1,549)
BUY	THB	HSBC Bank	2,851,000	7/25/11	95,383	92,703	(2,680)
BUY	THB	JPMorgan Chase Bank N.A.	1,145,000	7/05/11	38,359	37,281	(1,078)

							$(96,902)

At June 30, 2011, the pro forma combined fund had sufficient cash and/or securities to cover any commitments under these derivative contracts.

See Notes to Financial Statements

Pro Forma Combined Statement of Assets and Liabilities (unaudited)

June 30, 2011

	Global Governments Variable Account	MFS Global Governments Portfolio	Pro Forma Adjustments		Pro Forma Combined Fund
Assets:
Investments-
Non-affiliated issuers, at value (identified cost, $5,178,489, $28,211,202, and $33,389,691 respectively)	$5,640,486	$30,609,947	$—		$36,250,433
Underlying affiliated funds, at cost and value	304,534	—	—		304,534

Total Investments, at value (identified cost, $5,483,023, $28,211,202, and $33,694,225, respectively)	$5,945,020	$30,609,947	$—		$36,554,967

Cash	—	890	—		890
Foreign currency, at value (identified cost, $1,093, $-, and $1,093, respectively)	1,110	—	—		1,110
Receivables for
Forward foreign currency exchange contracts	32,390	163,208	—		195,598
Investments sold	40,891	418,266			459,157
Interest	81,672	432,204	—		513,876
Receivable from investment adviser	7,279	2,909	—		10,188
Other assets	203	740	—		943

Total assets	$6,108,565	$31,628,164	$—		$37,736,729

Liabilities:
Payables for
Forward foreign currency exchange contracts	$14,884	$82,018	—		96,902
Units surrendered/ Fund shares reacquired	709	151,083	—		151,792
Payable to affliate for distribution and/or service fees	—	38	—		38
Payable for Manager/Trustees’ compensation	104	551	—		655
Payable to sponsor	243	—	(243	)(a)	—
Accrued expenses and other liabilities	35,020	42,699	—		77,719

Total liabilities	$50,960	$276,389	$(243)		$327,106

Net assets	$6,057,605	$31,351,775	$243		$37,409,623

Net assets consist of:
Paid-in capital	$—	$28,524,729	$5,576,160		$34,100,889
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	—	2,492,360	481,688		2,974,048
Accumulated distributions in excess of net realized gain (loss) on investments and foreign currency transactions	—	(438,169)	—		(438,169)
Undistributed net investment income	—	772,855	—		772,855

Net assets	$—	$31,351,775	$6,057,848	(b)	$37,409,623

	Global Governments Variable Account		MFS Global Governments Portfolio	Pro Forma Adjustments		Pro Forma Combined Fund
Units/Shares of beneficial interest outstanding	$279,470		$2,758,254	532,324		$3,290,578
Net assets:
Contract Level 2/Initial Class	$1,836,042	(c)	$28,549,426	6,057,848		$34,607,274
Contract Level 3/Service Class	144,263	(c)	2,802,349	—		2,802,349
Contract Level 3-2	4,077,300	(c)	—	—		—

Total	$6,057,605		$31,351,775	$6,057,848		$37,409,623

Accumulation Units/Shares outstanding:
Contract Level 2/Initial Class	56,455		2,508,332	532,324	(e)	3,040,656
Contract Level 3/Service Class	4,620		249,922	—		249,922
Contract Level 3-2	218,395		—	—		—

Total	279,470		2,758,254	532,324		3,290,578

Accumulation Unit Value/Net Asset Value:
Contract Level 2/Initial Class	$32.334	(d)	$11.38			$11.38
Contract Level 3/Service Class	31.225	(d)	11.21			11.21
Contract Level 3-2	18.493	(d)	—			—

(a)	Insurance related payable to sponsor to be eliminated for Global Governments Variable Account by the sponsor following MFS Global Governments Portfolio’s acquisition of Global Governments Variable Account.
(b)	Net Assets of the Global Governments Variable Account acquired by MFS Global Governments Portfolio.
(c)	Contract Level net assets also include the net assets associated with the contract level reserve.
(d)	Accumulation Unit Value does not reflect net assets associated with the reserve of each contract level.
(e)	If the reorganization had taken place on June 30, 2011, the Global Governments Variable Account would have received 532,324 Initial Class Shares of the MFS Global Governments Portfolio. No assurances can be given as to the number of Reorganization Shares the Global Governments Variable Account will receive on the Exchange Date. The foregoing is merely an example of what the Global Governments Variable Account would have received had the reorganization been consummated on June 30, 2011, and should not be relied upon to reflect the amount that will be actually received on or after the Exchange Date.

Pro Forma Combined Statement of Operations (unaudited)

For the year ended June 30, 2011

	Global Governments Variable Account	MFS Global Governments Portfolio	Pro Forma Adjustments		Pro Forma Combined Fund
Net investment income:
Income
Interest	$158,468	$838,635	$—		$997,103
Dividends from underlying affiliated funds	708	—	—		708

Total investment income	$159,176	$838,635	$—		997,811

Expenses
Management fee	$47,415	$246,972	$—		$294,387
Mortality and expense risk charges	77,906	—	(77,906	)(a)	—
Distribution expense risk charge	228	—	(228	)(a)	—
Distribution and/or service fees	—	7,540	—		7,540
Administrative services fee	13,720	16,106	(12,326	)(b)	17,500
Managers/Trustees’ compensation	837	4,170	—		5,007
Custodian fee	22,859	25,330	(11,429	)(b)	36,760
Printing/Shareholder communications	12,550	5,637	(2,510	)(b)	15,677
Auditing fees	50,496	59,638	(50,496	)(b)	59,638
Legal fees	7,148	7,166	(6,434	)(b)	7,880
Miscellaneous	6,431	11,410	(5,788	)(b)	12,053

Total expenses	$239,590	$383,969	$(167,115)		$456,444

Fees paid indirectly	(1)	(7)	—		(8)
Reduction of expenses by investment adviser	(82,429)	(46,966)	73,120	(c)	(56,275)

Net expenses	$157,160	$336,996	$(93,995)		$400,161

Net investment income	$2,016	$501,639	$93,995		$597,650

Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions	$129,331	$73,746	$—		$203,077
Foreign currency transactions	(37,737)	(205,035)	—		(242,772)

Net realized gain (loss) on investments and foreign currency transactions	$91,594	$(131,289)	$—		$(39,695)

Change in unrealized appreciation (depreciation)
Investments	$335,552	$2,211,006	$—		$2,546,558
Translation of assets and liabilities in foreign currencies	19,585	113,208	—		132,793

Net unrealized gain (loss) on investments and foreign currency translation	$355,137	$2,324,214	$—		$2,679,351

	Global Governments Variable Account	MFS Global Governments Portfolio	Pro Forma Adjustments	Pro Forma Combined Fund
Net realized and unrealized gain (loss) on investments and foreign currency	$446,731	$2,192,925	$—	$2,639,656

Change in net assets from operations	$448,747	$2,694,564	$93,995	$3,237,306

(a)	Insurance related mortality and expense risk charge and distribution risk charge to be borne directly by contract owners following MFS Global Governments Portfolio’s acquisition of Global Governments Variable Account.
(b)	Expenditures are reduced as a result of several factors such as the elimination of duplicative functions and changes to the allocation of expenses.
(c)	Expense reduction adjusted to reflect annualized contractual expense caps of the pro forma combined fund.

MFS Global Governments Portfolio and

Global Governments Variable Account

Notes to Pro Forma Combined Financial Statements

June 30, 2011

(Unaudited)

(1) Description of the Fund

MFS Global Governments Portfolio (Acquiring Fund), a series of MFS Variable Insurance Trust II (the trust), is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The Acquiring Fund consists of 2 classes of shares: Initial Class and Service Class. The Acquiring fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

(2) Basis for the Combination

The accompanying pro forma financial statements are presented to show the effect of the proposed reorganization of Global Governments Variable Account (Target Fund) into the Acquiring Fund, (Acquiring Fund and Target Fund are referred to herein as the fund), as if such reorganization had taken place as of June 30, 2011, the semiannual period of the Acquiring Fund. The following notes refer to the accompanying pro forma financial statements as if the reorganization of the Target Fund with and into the Acquiring Fund had taken place as of June 30, 2011, at the respective net asset value on that date. The Acquiring Fund will be the accounting survivor, based upon an analysis of factors including surviving fund portfolio manager, investment objectives and policies, expense ratio structures and portfolio composition and size.

The accompanying pro forma financial statements should be read in conjunction with the financial statements of the Acquiring Fund and Target Fund included in their respective semiannual reports dated June 30, 2011.

(3) Accounting Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(4) Portfolio Valuation

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of each fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under each fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of each fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating each fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine each fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of each fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. Each fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as forwards. The following is a summary of the levels used as of June 30, 2011 in valuing each fund’s assets or liabilities:

Global Governments Variable Account

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$1,373,728	$—	$1,373,728
Non-U.S. Sovereign Debt	—	3,937,187	—	3,937,187
Residential Mortgage-Backed Securities	—	237,497	—	237,497
Commercial Mortgage-Backed Securities	—	92,074	—	92,074
Mutual Funds	304,534	—	—	304,534

Total Investments	$304,534	$5,640,486	$—	$5,945,020

Other Financial Instruments
Forward Currency Contracts	$—	$17,506	$—	$17,506

MFS Global Governments Portfolio

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$7,261,451	$—	$7,261,451
Non-U.S. Sovereign Debt	—	20,635,933	—	20,635,933
Foreign Bonds	—	204,152	—	204,152
Residential Mortgage-Backed Securities	—	1,081,685	—	1,081,685
Commercial Mortgage-Backed Securities	—	501,726	—	501,726
Short Term Securities	—	925,000	—	925,000

Total Investments	$—	$30,609,947	$—	$30,609,947

Other Financial Instruments
Forward Currency Contracts	$—	$81,190	$—	$81,190

Pro Forma Combined Fund

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$8,635,179	$—	$8,635,179
Non-U.S. Sovereign Debt	—	24,573,120	—	24,573,120
Foreign Bonds	—	204,152	—	204,152
Residential Mortgage-Backed Securities	—	1,319,182	—	1,319,176
Commercial Mortgage-Backed Securities	—	593,800	—	593,800
Mutual Funds	304,534	—	—	304,534
Short Term Securities	—	925,000	—	925,000

Total Investments	$304,534	$36,250,433	$—	$36,554,967

Other Financial Instruments
Forward Currency Contracts	$—	$98,696	$—	$98,696

For further information regarding security characteristics, see the Portfolios of Investments.

(5) Reorganization Costs

MFS has agreed to bear all costs associated with the proposed reorganization as well as the following proposed reorganizations:

Target Fund	Acquiring Fund
Capital Appreciation Variable Account	MFS Massachusetts Investor Growth Stock Portfolio

Government Securities Variable Account	MFS Government Securities Portfolio

High Yield Variable Account	MFS High Yield Portfolio

Money Market Variable Account	MFS Money Market Portfolio

Total Return Variable Account	MFS Total Return Portfolio

These aggregate costs for all proposed reorganizations are estimated at $205,000.

(6) Capital Shares

The pro forma combined shares of beneficial interest outstanding represent those shares that would have been outstanding on June 30, 2011, had the acquisition taken place on June 30, 2011. In exchange for the net assets of the Target Fund the initial class of shares of the Acquiring Fund would have been issued based upon the per share net asset value as follows:

Initial Class
Net assets – Target Fund	$6,057,848
Shares – Acquiring Fund	532,324
Net asset value – Acquiring Fund	$11.38

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the each owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, each fund assumes the following to be affiliated issuers:

For the year ended June 30, 2011:

Global Governments Variable Account Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	234,500	3,349,440	(3,279,406)	304,534

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$708	$304,534

Pro Forma Combined Fund Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	234,500	3,349,440	(3,279,406)	304,534

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$708	$304,534

(8) Federal Income Taxes

The fund’s policy is to comply with the provision of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided. Under the terms of the Agreement and Plan of Reorganization, the transfer between the Acquiring Fund and the Target Fund should be treated as a tax-free transfer to a controlled corporation.

Portfolio of Investments and Pro Forma Combined Portfolio of Investments (unaudited)

June 30, 2011

	High Yield		MFS High Yield			Pro Forma
	Variable Account		Portfolio		Pro Forma	Combined Fund
Issuer	Shares/Par	Value ($)	Shares/Par	Value ($)	Adjustments	Shares/Par	Value ($)
BONDS (93.7%, 94.1%, and 94.1%, respectively)
Aerospace
BE Aerospace, Inc., 8.5%, 2018	$110,000	$120,007	$620,000	$676,542	$—	$730,000	$796,549
Bombardier, Inc., 7.5%, 2018 (n)	185,000	207,200	835,000	935,200	—	1,020,000	1,142,400
Bombardier, Inc. 7.75%, 2020 (n)	60,000	67,500	330,000	371,250	—	390,000	438,750
CPI International Acquisition, Inc., 8%, 2018 (n)	120,000	113,400	635,000	600,075	—	755,000	713,475
Hawker Beechcraft Acquisition Co. LLC, 8.5%, 2015	138,000	107,985	746,000	583,745	—	884,000	691,730
Heckler & Koch GmbH, 9.5%, 2018 (z)	100,000	137,764	395,000	544,169	—	495,000	681,933
Huntington Ingalls Industries, Inc., 7.125%, 2021 (n)	95,000	98,325	560,000	579,600	—	655,000	677,925

		$852,181		$4,290,581	$—		$5,142,762

Airlines
Continental Airlines, Inc., 6.748%, 2018	$16,210	$16,067	$81,050	$80,337	$—	$97,260	$96,404

Apparel Manufacturers
Hanesbrands, Inc., 8%, 2016	$110,000	$117,425	$605,000	$645,838	$—	$715,000	$763,263
Phillips-Van Heusen Corp., 7.375%, 2020	155,000	165,850	815,000	872,050	—	970,000	1,037,900

		$283,275		$1,517,888	$—		$1,801,163

Asset-Backed & Securitized
Airlie LCDO Ltd., CDO, FRN, 2.146%, 2011 (a)(p)(z)	$—	$—	$725,291	$311,875	$—	$725,291	$311,875
Anthracite Ltd., CDO, 6%, 2037 (z)	—	—	1,300,000	975,000	—	1,300,000	975,000
Arbor Realty Mortgage Securities, CDO, FRN, 2.573%, 2038 (z)	—	—	568,229	73,870	—	568,229	73,870
ARCap REIT, Inc., CDO, “H”, FRN, 6.1%, 2045 (d)(z)	122,401	$4,590	—	—	—	122,401	4,590
Babson Ltd., CLO, “D”, FRN, 1.778%, 2018 (n)	—	—	670,000	499,150	—	670,000	499,150
Citigroup Commercial Mortgage Trust, FRN, 5.886%, 2049	148,212	85,203	952,699	547,680	—	1,100,911	632,883
Crest Ltd., CDO, 7%, 2040	165,066	8,253	—	—	—	165,066	8,253
CWCapital Cobalt Ltd., CDO, 6.23%, 2045 (a)(p)(z)	—	—	1,108,776	22,176	—	1,108,776	22,176
CWCapital Cobalt Ltd., CDO, “F”, FRN, 1.573%, 2050 (z)	—	—	512,458	10,249	—	512,458	10,249
First Union National Bank Commercial Mortgage Trust, 6.75%, 2032	165,000	112,625	855,000	583,602	—	1,020,000	696,227

Portfolio of Investments and Pro Forma Combined Portfolio of Investments (unaudited)

June 30, 2011

	High Yield		MFS High Yield			Pro Forma
	Variable Account		Portfolio		Pro Forma	Combined Fund
Issuer	Shares/Par	Value ($)	Shares/Par	Value ($)	Adjustments	Shares/Par	Value ($)
G-Force LLC, CDO, “A2”, 4.83%, 2036 (z)	$—	$—	$450,261	$445,758	$—	$450,261	$445,758
JPMorgan Chase Commercial Mortgage Securities Corp., “C”, FRN, 6.258%, 2051	110,000	75,887	690,000	476,020	—	800,000	551,907
Wachovia Bank Commercial Mortgage Trust, FRN, 5.753%, 2047	87,180	34,399	557,306	219,900	—	644,486	254,299
Wachovia Credit, CDO, FRN, 1.596%, 2026 (z)	250,000	175,000	376,000	263,200	—	626,000	438,200

		$495,957		$4,428,480	$—		$4,924,437

Automotive
Accuride Corp., 9.5%, 2018 (n)	$110,000	$117,700	$610,000	$652,700	$—	$720,000	$770,400
Allison Transmission, Inc., 7.125%, 2019 (n)	80,000	77,800	425,000	413,313	—	505,000	491,113
Ford Motor Credit Co. LLC, 8%, 2014	100,000	109,704	435,000	477,214		535,000	586,918
Ford Motor Credit Co. LLC, 12%, 2015	404,000	501,008	1,791,000	2,221,051	—	2,195,000	2,722,059
General Motors Financial Co., Inc., 6.75%, 2018 (z)	80,000	80,200	435,000	436,088	—	515,000	516,288
Goodyear Tire & Rubber Co., 10.5%, 2016	68,000	76,500	380,000	427,500	—	448,000	504,000
Jaguar Land Rover PLC, 7.75%, 2018 (z)	—	—	155,000	155,775	—	155,000	155,775
Jaguar Land Rover PLC, 8.125%, 2021 (z)	150,000	151,125	655,000	659,913	—	805,000	811,038
UCI International, Inc., 8.625%, 2019	30,000	30,900	75,000	77,250	—	105,000	108,150

		$1,144,937		$5,520,804	$—		$6,665,741

Basic Industry
Trimas Corp., 9.75%, 2017	$115,000	$125,925	$645,000	$706,275	$—	$760,000	$832,200

Broadcasting
Allbritton Communications Co., 8%, 2018	$100,000	$101,750	$545,000	$554,538	$—	$645,000	$656,288
Citadel Broadcasting Corp., 7.75%, 2018 (z)	15,000	15,938	110,000	116,875	—	125,000	132,813
Clear Channel Communications, Inc., 9%, 2021 (z)	45,000	43,088	245,000	234,588	—	290,000	277,676
EH Holding Corp., 7.625%, 2021 (z)	25,000	25,500	150,000	153,000	—	175,000	178,500
Entravision Communications Corp., 8.75%, 2017	30,000	31,050	—	—	—	30,000	31,050
Gray Television, Inc., 10.5%, 2015	30,000	31,200	175,000	182,000		205,000	213,200

Portfolio of Investments and Pro Forma Combined Portfolio of Investments (unaudited)

June 30, 2011

	High Yield		MFS High Yield			Pro Forma
	Variable Account		Portfolio		Pro Forma	Combined Fund
Issuer	Shares/Par	Value ($)	Shares/Par	Value ($)	Adjustments	Shares/Par	Value ($)
Inmarsat Finance PLC, 7.375%, 2017 (n)	$200,000	$212,000	$860,000	$911,600	$—	$1,060,000	$1,123,600
Intelsat Bermuda Ltd., 11.25%, 2017	105,000	112,744	570,000	612,038	—	675,000	724,782
Intelsat Jackson Holdings Ltd., 9.5%, 2016	315,000	330,356	1,940,000	2,034,575	—	2,255,000	2,364,931
Intelsat Jackson Holdings Ltd., 11.25%, 2016	45,000	47,700	245,000	259,700		290,000	307,400
Lamar Media Corp., 6.625%, 2015	85,000	86,275	420,000	426,300	—	505,000	512,575
Lamar Media Corp., “C”, 6.625%, 2015	35,000	35,394	220,000	222,475	—	255,000	257,869
LBI Media, Inc., 8.5%, 2017 (z)	100,000	78,500	640,000	502,400	—	740,000	580,900
Liberty Media Corp., 8.5%, 2029	105,000	101,325	555,000	535,575		660,000	636,900
Local TV Finance LLC, 9.25%, 2015 (p)(z)	172,529	172,745	944,657	945,838	—	1,117,186	1,118,583
Newport Television LLC, 13%, 2017 (n)(p)	50,920	50,543	274,603	272,572	—	325,523	323,115
Salem Communications Corp., 9.625%, 2016	18,000	18,968	106,000	111,698	—	124,000	130,666
Sinclair Broadcast Group, Inc., 9.25%, 2017 (n)	65,000	71,338	400,000	439,000	—	465,000	510,338
Sinclair Broadcast Group, Inc., 8.375%, 2018 (n)	20,000	21,000	115,000	120,750	—	135,000	141,750
SIRIUS XM Radio, Inc., 13%, 2014 (n)	30,000	35,175	390,000	457,275	—	420,000	492,450
SIRIUS XM Radio, Inc., 8.75%, 2015 (n)	120,000	132,300	415,000	457,538	—	535,000	589,838
SIRIUS XM Radio, Inc., 7.625%, 2018 (n)	80,000	83,600	435,000	454,575	—	515,000	538,175
Univision Communications, Inc., 6.875%, 2019 (n)	70,000	69,300	370,000	366,300	—	440,000	435,600
Univision Communications, Inc., 7.875%, 2020 (n)	55,000	56,375	285,000	292,125	—	340,000	348,500

		$1,964,164		$10,663,335	$—		$12,627,499

Brokerage & Asset Managers
E*TRADE Financial Corp., 7.875%, 2015	$50,000	$50,250	$—	$—	$—	$50,000	$50,250
E*TRADE Financial Corp., 12.5%, 2017	135,000	157,950	$735,000	$859,950	—	870,000	1,017,900

		$208,200		$859,950	$—		$1,068,150

Portfolio of Investments and Pro Forma Combined Portfolio of Investments (unaudited)

June 30, 2011

	High Yield		MFS High Yield			Pro Forma
	Variable Account		Portfolio		Pro Forma	Combined Fund
Issuer	Shares/Par	Value ($)	Shares/Par	Value ($)	Adjustments	Shares/Par	Value ($)
Building
Associated Materials LLC, 9.125%, 2017 (z)	$30,000	$29,925	$165,000	$164,588	$—	$195,000	$194,513
Building Materials Holding Corp., 6.875%, 2018 (n)	85,000	86,700	480,000	489,600	—	565,000	576,300
Building Materials Holding Corp., 7%, 2020 (n)	55,000	57,613	290,000	303,775	—	345,000	361,388
Building Materials Holding Corp., 6.75%, 2021 (n)	45,000	45,225	260,000	261,300	—	305,000	306,525
CEMEX S.A., 9.25%, 2020	240,000	237,600	1,310,000	1,296,900	—	1,550,000	1,534,500
Masonite International Corp., 8.25%, 2021 (n)	45,000	44,719	220,000	218,625	—	265,000	263,344
Nortek, Inc., 8.5%, 2021 (n)	115,000	106,375	645,000	596,625		760,000	703,000
Nortek, Inc., 10%, 2018 (z)	35,000	35,000	190,000	190,000	—	225,000	225,000
Owens Corning, 9%, 2019	145,000	173,187	780,000	931,628	—	925,000	1,104,815

		$816,344		$4,453,041	$—		$5,269,385

Business Services
First Data Corp., 12.625%, 2021 (n)	$55,000	$58,850	$280,000	$299,600	$—	$335,000	$358,450
Interactive Data Corp., 10.25%, 2018 (n)	110,000	119,625	585,000	636,188	—	695,000	755,813
Iron Mountain, Inc., 6.625%, 2016	145,000	145,000	615,000	615,000	—	760,000	760,000
SunGard Data Systems, Inc., 10.25%, 2015	156,000	$161,460	832,000	861,120	—	988,000	1,022,580
SunGard Data Systems, Inc., 7.375%, 2018 (n)	50,000	50,000	275,000	275,000	—	325,000	325,000
SunGard Data Systems, Inc., 7.625%, 2020 (n)	60,000	60,600	335,000	338,350	—	395,000	398,950

		$595,535		$3,025,258	$—		$3,620,793

Cable TV
AMC Networks, Inc., 7.75%, 2021 (z)	$23,000	$24,035	$126,000	$131,670	$—	$149,000	$155,705
Bresnan Broadband Holdings LLC, 8%, 2018 (z)	30,000	30,938	165,000	170,156	$—	195,000	201,094
Cablevision Systems Corp., 8.625%, 2017	85,000	92,119	465,000	503,944	—	550,000	596,063
CCH II LLC, 13.5%, 2016	120,000	141,300	665,000	783,038	—	785,000	924,338
CCO Holdings LLC, 7.875%, 2018	130,000	136,988	530,000	558,488	—	660,000	695,476
CCO Holdings LLC, 8.125%, 2020	125,000	135,000	355,000	383,400	—	480,000	518,400
Cequel Communications Holdings, 8.625%, 2017 (n)	40,000	41,600	220,000	228,800	—	260,000	270,400
Charter Communications Operating LLC, 10.875%, 2014 (n)	80,000	88,000	405,000	445,500	—	485,000	533,500

Portfolio of Investments and Pro Forma Combined Portfolio of Investments (unaudited)

June 30, 2011

	High Yield		MFS High Yield			Pro Forma
	Variable Account		Portfolio		Pro Forma	Combined Fund
Issuer	Shares/Par	Value ($)	Shares/Par	Value ($)	Adjustments	Shares/Par	Value ($)
CSC Holdings LLC, 8.5%, 2014	$190,000	$210,425	$845,000	$935,838	$—	$1,035,000	$1,146,263
CSC Holdings LLC, 8.5%, 2015	—	—	315,000	340,200	—	315,000	340,200
Insight Communications Co., Inc., 9.375%, 2018 (n)	100,000	109,750	560,000	614,600	—	660,000	724,350
Mediacom LLC, 9.125%, 2019	100,000	105,500	510,000	538,050	—	610,000	643,550
Telenet Finance Luxembourg, 6.375%, 2020 (n)			165,000	229,704	—	165,000	229,704
UPCB Finance III Ltd., 6.625%, 2020 (n)	170,000	167,875	$888,000	876,900	—	1,058,000	1,044,775
Videotron LTEE, 6.875%, 2014	27,000	27,304	310,000	313,488	—	337,000	340,792
Virgin Media Finance PLC, 9.125%, 2016	228,000	239,970	780,000	820,950	—	1,008,000	1,060,920
Virgin Media Finance PLC, 9.5%, 2016	—	—	225,000	254,250	—	225,000	254,250
		$1,550,804		$8,128,976	$—		$9,679,780

Chemicals
Ashland, Inc., 9.125%, 2017	$80,000	$90,000	$410,000	$461,250	$—	$490,000	$551,250
Celanese U.S. Holdings LLC, 6.625%, 2018 (n)	165,000	174,075	865,000	912,575	—	1,030,000	1,086,650
Hexion U.S. Finance Corp/Hexion Nova Scotia Finance, 8.875%, 2018	95,000	98,800	750,000	780,000	—	845,000	878,800
Hexion U.S. Finance Corp/Hexion Nova Scotia Finance, 9%, 2020 (n)	30,000	30,750	170,000	174,250	—	200,000	205,000
Huntsman International LLC, 8.625%, 2021 (n)	110,000	119,625	$600,000	$652,500	—	710,000	772,125
Lyondell Chemical Co., 11%, 2018	377,972	423,329	1,873,711	2,098,556	—	2,251,683	2,521,885
Momentive Performance Materials, Inc., 12.5%, 2014	153,000	166,388	946,000	1,028,775	—	1,099,000	1,195,163
Momentive Performance Materials, Inc., 11.5%, 2016	150,000	159,750	781,000	831,765	—	931,000	991,515
Polypore International, Inc., 7.5%, 2017 (z)	110,000	116,325	585,000	618,638	—	695,000	734,963
Solutia, Inc., 7.875%, 2020	95,000	101,650	485,000	518,950	—	580,000	620,600

		$1,480,692		$8,077,259	$—		$9,557,951

Computer Software
Syniverse Holdings, Inc., 9.125%, 2019 (z)	$80,000	$83,200	$430,000	$447,200	$—	$510,000	$530,400

Portfolio of Investments and Pro Forma Combined Portfolio of Investments (unaudited)

June 30, 2011

	High Yield		MFS High Yield			Pro Forma
	Variable Account		Portfolio		Pro Forma	Combined Fund
Issuer	Shares/Par	Value ($)	Shares/Par	Value ($)	Adjustments	Shares/Par	Value ($)
Computer Software - Systems
Audatex North America, Inc., 6.75%, 2018 (z)	$65,000	$65,325	$360,000	$361,800	$—	$425,000	$427,125
DuPont Fabros Technology, Inc., REIT, 8.5%, 2017	165,000	180,263	665,000	726,513	—	830,000	906,776
Eagle Parent, Inc., 8.625%, 2019 (z)	65,000	62,644	330,000	318,038	—	395,000	380,682

		$308,232		$1,406,351	$—		$1,714,583

Conglomerates
Amsted Industries, Inc., 8.125%, 2018 (n)	$115,000	$120,750	$640,000	$672,000	$—	$755,000	$792,750
Griffon Corp., 7.125%, 2018 (n)	120,000	120,450	635,000	637,381	—	755,000	757,831
Pinafore LLC, 9%, 2018 (n)	195,000	210,113	1,070,000	1,152,925	—	1,265,000	1,363,038

		$451,313		$2,462,306	$—		$2,913,619

Consumer Products
ACCO Brands Corp., 10.625%, 2015	$15,000	$16,744	$100,000	$111,625	$—	$115,000	$128,369
Easton-Bell Sports, Inc., 9.75%, 2016	95,000	104,738	170,000	187,425	—	265,000	292,163
Elizabeth Arden, Inc., 7.375%, 2021	75,000	78,094	400,000	416,500	—	475,000	494,594
Jarden Corp., 7.5%, 2020	125,000	130,000	660,000	686,400	—	785,000	816,400
Libbey Glass, Inc., 10%, 2015 (n)	90,000	97,650	490,000	531,650	—	580,000	629,300
Visant Corp., 10%, 2017 (n)	100,000	103,500	570,000	589,950	—	670,000	693,450

		$530,726		$2,523,550	$—		$3,054,276

Consumer Services
Realogy Corp., 10.5%, 2014	$33,000	$32,670	$177,000	$175,230	$—	$210,000	$207,900
Realogy Corp., 11.5%, 2017	90,000	91,350	495,000	502,425	—	585,000	593,775
Service Corp. International, 6.75%, 2015	55,000	58,988	375,000	402,188	—	430,000	461,176
Service Corp. International, 7%, 2017	190,000	204,725	1,135,000	1,222,963	—	1,325,000	1,427,688
Service Corp. International, 7%, 2019	80,000	84,200	—	—	—	80,000	84,200

		$471,933		$2,302,806	$—		$2,774,739

Containers
Exopack Holding Corp., 10%, 2018 (z)	$60,000	$59,550	$315,000	$312,638	$—	375,000	372,188
Graham Packaging Co. LP/GPC Capital Corp., 9.875%, 2014	75,000	76,969	380,000	389,975	—	455,000	466,944
Graham Packaging Co. LP/GPC Capital Corp., 8.25%, 2018	45,000	50,063	240,000	267,000	—	285,000	317,063
Greif, Inc., 6.75%, 2017	165,000	171,600	855,000	889,200	—	1,020,000	1,060,800
Owens-Illinois, Inc., 7.375%, 2016	75,000	81,563	400,000	435,000	—	475,000	516,563

Portfolio of Investments and Pro Forma Combined Portfolio of Investments (unaudited)

June 30, 2011

	High Yield		MFS High Yield			Pro Forma
	Variable Account		Portfolio		Pro Forma	Combined Fund
Issuer	Shares/Par	Value ($)	Shares/Par	Value ($)	Adjustments	Shares/Par	Value ($)
Packaging Dynamics Corp., 8.5%, 2016 (z)	$40,000	$40,600	$230,000	$233,450	$—	$270,000	$274,050
Reynolds Group, 8.5%, 2016 (n)	—	—	285,000	297,113	—	285,000	297,113
Reynolds Group, 7.125%, 2019 (n)	100,000	99,250	335,000	332,488	—	435,000	431,738
Reynolds Group, 9%, 2019 (n)	100,000	98,750	690,000	681,375	—	790,000	780,125
Reynolds Group, 8.25%, 2021 (n)	200,000	187,000	640,000	598,400	—	840,000	785,400

		$865,345		$4,436,639	$—		$5,301,984

Defense Electronics
Ducommun, Inc., 9.75%, 2018 (z)	$51,000	$52,403	$276,000	$283,590	$—	$327,000	$335,993
ManTech International Corp., 7.25%, 2018	140,000	146,300	765,000	799,425	—	905,000	$945,725
MOOG, Inc., 7.25%, 2018	60,000	63,675	315,000	334,294	—	375,000	397,969

		$262,378		$1,417,309	$—		$1,679,687

Electronics
Freescale Semiconductor, Inc., 10.125%,2018 (n)	$49,000	$54,390	$287,000	$318,570	$—	$336,000	$372,960
Freescale Semiconductor, Inc., 9.25%,2018 (n)	75,000	80,813	440,000	474,100	—	515,000	554,913
Jabil Circuit, Inc., 7.75%, 2016	113,000	125,148	400,000	443,000	—	513,000	568,148
NXP B.V., 9.75%, 2018 (n)	—	—	105,000	117,600	—	105,000	117,600
Sensata Technologies B.V., 6.5%, 2019 (z)	45,000	44,888	265,000	264,338	—	310,000	309,226

		$305,239		$1,617,608	$—		$1,922,847

Energy - Independent
ATP Oil & Gas Corp., 11.875%, 2015	$65,000	$65,975	$340,000	$345,100	$—	$405,000	$411,075
Bill Barrett Corp., 9.875%, 2016	100,000	112,000	555,000	621,600	—	655,000	733,600
Carrizo Oil & Gas, Inc., 8.625%, 2018	95,000	97,850	495,000	509,850	—	590,000	607,700
Chaparral Energy, Inc., 8.875%, 2017	140,000	144,900	750,000	776,250	—	890,000	921,150
Concho Resources, Inc., 8.625%, 2017	70,000	76,300	370,000	403,300	—	440,000	479,600
Concho Resources, Inc., 6.5%, 2022	45,000	45,113	765,000	766,913	—	810,000	812,026
Connacher Oil & Gas Ltd., 8.5%, 2019 (z)	70,000	66,500	370,000	351,500	—	440,000	418,000
Continental Resources, Inc., 8.25%, 2019	105,000	114,713	560,000	611,800	—	665,000	726,513
Denbury Resources, Inc., 8.25%, 2020	110,000	119,900	595,000	648,550	—	705,000	768,450
Energy XXI Gulf Coast, Inc., 9.25%, 2017 (n)	110,000	117,150	580,000	617,700	—	690,000	734,850
EXCO Resources, Inc., 7.5%, 2018	40,000	38,900	220,000	213,950	—	260,000	252,850

Portfolio of Investments and Pro Forma Combined Portfolio of Investments (unaudited)

June 30, 2011

	High Yield		MFS High Yield			Pro Forma
	Variable Account		Portfolio		Pro Forma	Combined Fund
Issuer	Shares/Par	Value ($)	Shares/Par	Value ($)	Adjustments	Shares/Par	Value ($)
Harvest Operations Corp., 6.875%, 2017 (n)	$180,000	$185,850	$965,000	$996,363	$—	$1,145,000	$1,182,213
Hilcorp Energy I LP, 9%, 2016 (n)			420,000	439,425	—	420,000	439,425
LINN Energy LLC, 6.5%, 2019 (z)	45,000	44,550	265,000	262,350	—	310,000	306,900
LINN Energy LLC, 8.625%, 2020	35,000	37,975	185,000	200,725	—	220,000	238,700
LINN Energy LLC, 7.75%, 2021 (n)	88,000	91,520	472,000	490,880	—	560,000	582,400
Newfield Exploration Co., 6.625%, 2014	125,000	126,875	575,000	583,625	—	700,000	710,500
Newfield Exploration Co., 6.625%, 2016	60,000	61,950	315,000	325,238	—	375,000	387,188
Newfield Exploration Co., 6.875%, 2020	40,000	42,500	225,000	239,063	—	265,000	281,563
OGX Petroleo e Gas Participacoes S.A., 8.5%, 2018 (z)			644,000	662,354	—	644,000	662,354
OPTI Canada, Inc., 9.75%, 2013 (n)	90,000	89,325	490,000	486,325	—	580,000	575,650
OPTI Canada, Inc., 8.25%, 2014 (d)	215,000	89,225	1,155,000	479,325	—	1,370,000	568,550
Petrohawk Energy Corp., 7.25%, 2018	40,000	41,050	225,000	230,906	—	265,000	271,956
Pioneer Natural Resources Co., 6.875%, 2018	130,000	140,359	740,000	798,967	—	870,000	939,326
Pioneer Natural Resources Co., 7.5%, 2020	135,000	152,119	760,000	856,373	—	895,000	1,008,492
Plains Exploration & Production Co., 7%, 2017	165,000	169,950	860,000	885,800	—	1,025,000	1,055,750
QEP Resources, Inc., 6.875%, 2021	205,000	216,275	735,000	775,425	—	940,000	991,700
Quicksilver Resources, Inc., 9.125%, 2019	105,000	114,450	545,000	594,050	—	650,000	708,500
Range Resources Corp., 8%, 2019	75,000	81,375	315,000	341,775	—	390,000	423,150
SandRidge Energy, Inc., 8%, 2018 (n)	185,000	188,700	1,025,000	1,045,500	—	1,210,000	1,234,200
W&T Offshore, Inc., 8.5%, 2019 (z)	60,000	60,750	330,000	334,125	—	390,000	394,875
Whiting Petroleum Corp., 6.5%, 2018	60,000	62,400	335,000	348,400	—	395,000	410,800

		$2,996,499		$17,243,507	$—		$20,240,006

Engineering - Construction
B-Corp. Merger Sub, Inc., 8.25%, 2019 (z)	$90,000	$89,100	$480,000	$475,200	$—	$570,000	$564,300

Portfolio of Investments and Pro Forma Combined Portfolio of Investments (unaudited)

June 30, 2011

	High Yield		MFS High Yield			Pro Forma
	Variable Account		Portfolio		Pro Forma	Combined Fund
Issuer	Shares/Par	Value ($)	Shares/Par	Value ($)	Adjustments	Shares/Par	Value ($)
Entertainment
AMC Entertainment, Inc., 8.75%, 2019	$120,000	$126,600	$490,000	$516,950	$—	$610,000	$643,550
AMC Entertainment, Inc., 9.75%, 2020 (z)	60,000	61,350	330,000	337,425	—	390,000	398,775
Cinemark USA, Inc., 8.625%, 2019	95,000	104,025	535,000	585,825	—	630,000	689,850
NAI Entertainment Holdings LLC, 8.25%,2017 (z)	50,000	53,625	280,000	300,300	—	330,000	353,925

		$345,600		$1,740,500	$—		$2,086,100

Financial Institutions
CIT Group, Inc., 5.25%, 2014 (n)	$155,000	$154,225	$850,000	$845,750	$—	$1,005,000	$999,975
CIT Group, Inc., 7%, 2016	185,000	184,306	1,325,000	1,320,031	—	1,510,000	1,504,337
CIT Group, Inc., 7%, 2017	585,000	583,538	2,610,000	2,603,475	—	3,195,000	3,187,013
CIT Group, Inc., 6.625%, 2018 (n)	132,000	137,610	714,000	744,345		846,000	881,955
General Electric Capital Corp., 6.375% to 2017, FRN to 2067	170,000	174,250	725,000	743,125	—	895,000	917,375
International Lease Finance Corp., 8.75%,2017 (n)	155,000	169,531	685,000	749,219	—	840,000	918,750
International Lease Finance Corp., 7.125%,2018 (n)	154,000	164,780	837,000	895,590	—	991,000	1,060,370
International Lease Finance Corp., 8.25%,2020	30,000	32,400	165,000	178,200	—	195,000	210,600
Nationstar Mortgage LLC, 10.875%,2015 (z)	175,000	182,000	975,000	1,014,000	—	1,150,000	1,196,000
SLM Corp., 8.45%, 2018	50,000	54,881	285,000	312,820		335,000	367,701
SLM Corp., 8%, 2020	155,000	166,440	1,145,000	1,229,506		1,300,000	1,395,946
Springleaf Finance Corp., 6.9%, 2017	200,000	183,500	1,175,000	1,078,063	—	1,375,000	1,261,563

		$2,187,461		$11,714,124	$—		$13,901,585

Food & Beverages
ARAMARK Corp., 8.5%, 2015	$115,000	$119,456	$535,000	$555,731	$—	$650,000	$675,187
B&G Foods, Inc., 7.625%, 2018	85,000	89,463	460,000	484,150	—	545,000	573,613
Constellation Brands, Inc., 7.25%, 2016	60,000	65,550	170,000	185,725	—	230,000	251,275
Pinnacle Foods Finance LLC, 9.25%, 2015	155,000	160,813	865,000	897,438	—	1,020,000	1,058,251
Pinnacle Foods Finance LLC, 10.625%, 2017	40,000	42,650	230,000	245,238	—	270,000	287,888
Pinnacle Foods Finance LLC, 8.25%, 2017	30,000	31,125	165,000	171,188	—	195,000	202,313
TreeHouse Foods, Inc., 7.75%, 2018	95,000	100,938	495,000	525,938	—	590,000	626,876

		$609,995		$3,065,408	$—		$3,675,403

Portfolio of Investments and Pro Forma Combined Portfolio of Investments (unaudited)

June 30, 2011

	High Yield		MFS High Yield			Pro Forma
	Variable Account		Portfolio		Pro Forma	Combined Fund
Issuer	Shares/Par	Value ($)	Shares/Par	Value ($)	Adjustments	Shares/Par	Value ($)
Forest & Paper Products
Boise, Inc., 8%, 2020	$115,000	$120,750	$465,000	$488,250	$—	$580,000	$609,000
Cascades, Inc., 7.75%, 2017	80,000	83,400	455,000	474,338	—	535,000	557,738
Georgia-Pacific Corp., 8%, 2024	95,000	112,817	520,000	617,522	—	615,000	730,339
Georgia-Pacific Corp., 7.25%, 2028	35,000	38,890	210,000	233,340	—	245,000	272,230
Graphic Packaging Holding Co., 7.875%,2018	75,000	79,500	405,000	429,300	—	480,000	508,800
JSG Funding PLC, 7.75%, 2015	35,000	35,350	190,000	191,900	—	225,000	227,250
Smurfit Kappa Group PLC, 7.75%,2019 (n)	100,000	149,728	465,000	696,235	—	565,000	845,963
Xerium Technologies, Inc., 8.875%, 2018 (z)	$45,000	45,000	$240,000	240,000	—	285,000	285,000

		$665,435		$3,370,885	$—		$4,036,320

Gaming & Lodging
American Casinos, Inc., 7.5%, 2021 (n)	$95,000	$97,969	$515,000	$531,094	$—	$610,000	$629,063
Boyd Gaming Corp., 7.125%, 2016	80,000	73,800	435,000	401,288	—	515,000	475,088
Firekeepers Development Authority, 13.875%,2015 (n)	100,000	115,500	530,000	612,150	—	630,000	727,650
Fontainebleau Las Vegas Holdings LLC, 10.25%,2015 (d)(n)	180,000	90	1,270,000	635	—	1,450,000	725
GWR Operating Partnership LLP, 10.875%,2017	55,000	59,538	285,000	308,513	—	340,000	368,051
Harrah’s Operating Co., Inc., 11.25%,2017	150,000	165,563	800,000	883,000	—	950,000	1,048,563
Harrah’s Operating Co., Inc., 10%, 2018	55,000	47,438	477,000	430,493	—	532,000	477,931
Harrah’s Operating Co., Inc., 10%, 2018	43,000	38,808	353,000	304,463	—	396,000	343,271
Host Hotels & Resorts, Inc., 6.75%, 2016	140,000	144,550	950,000	980,875	—	1,090,000	1,125,425
Host Hotels & Resorts, Inc., 9%, 2017	135,000	151,875	280,000	315,000	—	415,000	466,875
MGM Mirage, 10.375%, 2014	20,000	22,700	150,000	170,250	—	170,000	192,950
MGM Mirage, 11.125%, 2017	60,000	68,550	370,000	422,725	—	430,000	491,275
MGM Resorts International, 11.375%, 2018	70,000	78,575	385,000	432,163	—	695,000	762,950
MGM Resorts International, 9%, 2020	115,000	125,925	625,000	684,375		860,000	936,113
Penn National Gaming, Inc., 8.75%, 2019	135,000	146,813	745,000	810,188	—	135,000	146,813

Portfolio of Investments and Pro Forma Combined Portfolio of Investments (unaudited)

June 30, 2011

	High Yield		MFS High Yield			Pro Forma
	Variable Account		Portfolio		Pro Forma	Combined Fund
Issuer	Shares/Par	Value ($)	Shares/Par	Value ($)	Adjustments	Shares/Par	Value ($)
Seven Seas Cruises S. de R.L., 9.125%, 2019 (z)	$40,000	$41,200	$235,000	$242,050	$—	$40,000	$41,200
Starwood Hotels & Resorts Worldwide, Inc., 6.75%,2018	65,000	71,988	385,000	426,388	—	450,000	498,376
Station Casinos, Inc., 6.5%, 2014 (d)	330,000	33	2,020,000	202	—	2,350,000	235
Station Casinos, Inc., 6.875%, 2016 (d)	380,000	38	2,495,000	250	—	2,875,000	288
Station Casinos, Inc., 7.75%, 2016 (d)	70,000	7	452,000	45	—	522,000	52
Wyndham Worldwide Corp., 6%, 2016	45,000	47,789	225,000	238,945	—	270,000	286,734
Wyndham Worldwide Corp., 7.375%, 2020	110,000	121,977	595,000	659,782	—	705,000	781,759
Wynn Las Vegas LLC, 7.75%, 2020	105,000	114,056	575,000	624,594	—	680,000	738,650

		$1,734,782		$9,479,468	$—		$11,214,250

Industrial
Altra Holdings, Inc., 8.125%, 2016	$85,000	$91,800	$480,000	$518,400	$—	$565,000	$610,200
Dematic S.A., 8.75%, 2016 (z)	—	—	540,000	535,950	—	540,000	535,950
Hillman Group, Inc., 10.875%, 2018 (z)	60,000	64,725	345,000	372,169	—	405,000	436,894
Hyva Global B.V., 8.625%, 2016 (n)	—	—	267,000	268,335	—	267,000	268,335
Mueller Water Products, Inc., 7.375%, 2017	35,000	32,900	171,000	160,740	—	206,000	193,640
Mueller Water Products, Inc., 8.75%, 2020	96,000	103,920	515,000	557,488	—	611,000	661,408

		$293,345		$2,413,082	$—		$2,706,427

Insurance
ING Capital Funding Trust III, FRN, 3.845%, 2049	$95,000	$89,716	$555,000	$524,129	$—	$650,000	$613,845
ING Groep N.V., 5.775% to 2015, FRN to 2049	245,000	225,400	1,310,000	1,205,200	—	1,555,000	1,430,600
MetLife, Inc., 9.25% to 2038, FRN to 2038 (n)	—	—	500,000	610,000	—	500,000	610,000

		$315,116		$2,339,329	$—		$2,654,445

Portfolio of Investments and Pro Forma Combined Portfolio of Investments (unaudited)

June 30, 2011

	High Yield			MFS High Yield				Pro Forma
	Variable Account			Portfolio			Pro Forma	Combined Fund
Issuer	Shares/Par		Value ($)	Shares/Par		Value ($)	Adjustments	Shares/Par		Value ($)
Insurance - Property & Casualty
Liberty Mutual Group, Inc., 10.75% to 2038, FRN to 2058 (n)		$180,000	$238,950		$995,000	$1,320,863	$—		$1,175,000	$1,559,813
USI Holdings Corp., 9.75%, 2015 (z)		90,000	90,225		480,000	481,200	—		570,000	571,425
XL Group PLC, 6.5% to 2017, FRN to 2049		200,000	183,500		1,065,000	977,138	—		1,265,000	1,160,638

			$512,675			$2,779,201	$—			$3,291,876

International Market Sovereign
Republic of Ireland, 4.5%, 2020	EUR	60,000	$54,598	EUR	295,000	$268,441	$—	EUR	355,000	$323,039
Republic of Ireland, 5.4%, 2025		60,000	53,054		330,000	291,795	—		390,000	344,849

			$107,652			$560,236	$—			$667,888

Machinery & Tools
Case Corp., 7.25%, 2016		$60,000	$65,325		$330,000	$359,288	$—		$390,000	$424,613
Case New Holland, Inc., 7.875%, 2017 (n)		245,000	269,500		1,285,000	1,413,500	—		1,530,000	1,683,000
Rental Service Corp., 9.5%, 2014		65,000	66,625		333,000	341,325	—		398,000	407,950
RSC Equipment Rental, Inc., 8.25%, 2021		45,000	44,775		280,000	278,600	—		325,000	323,375

			$446,225			$2,392,713	$—			$2,838,938

Major Banks
Bank of America Corp., 8% to 2018, FRN to 2049		$300,000	$313,293		$1,320,000	$1,378,489	$—		$1,620,000	$1,691,782
JPMorgan Chase & Co., 7.9% to 2018, FRN to 2049		175,000	187,966		930,000	998,904	—		1,105,000	1,186,870
Royal Bank of Scotland Group PLC, 6.99% to 2017, FRN to 2049 (d)(n)		—	—		320,000	288,000	—		320,000	288,000
Royal Bank of Scotland Group PLC, 7.648% to 2031, FRN to 2049		180,000	162,000		945,000	850,500	—		1,125,000	1,012,500

			$663,259			$3,515,893	$—			$4,179,152

Portfolio of Investments and Pro Forma Combined Portfolio of Investments (unaudited)

June 30, 2011

	High Yield		MFS High Yield			Pro Forma
	Variable Account		Portfolio		Pro Forma	Combined Fund
Issuer	Shares/Par	Value ($)	Shares/Par	Value ($)	Adjustments	Shares/Par	Value ($)
Medical & Health Technology & Services
Biomet, Inc., 10%, 2017	$170,000	$185,300	$530,000	$577,700	$—	$700,000	$763,000
Biomet, Inc., 10.375%, 2017 (p)	55,000	60,638	295,000	325,238	—	350,000	385,876
Biomet, Inc., 11.625%, 2017	—	—	495,000	548,213		495,000	548,213
CDRT Merger Sub, Inc., 8.125%, 2019 (z)	35,000	35,000	205,000	205,000	—	240,000	240,000
Davita, Inc., 6.375%, 2018	165,000	167,063	580,000	587,250	—	745,000	754,313
Davita, Inc., 6.625%, 2020	50,000	50,875	285,000	289,988	—	335,000	340,863
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)	125,000	141,406	595,000	673,094	— —	720,000	814,500
HCA, Inc., 9.25%, 2016	135,000	143,269	590,000	626,138	—	725,000	769,407
HCA, Inc., 8.5%, 2019	310,000	342,550	1,635,000	1,806,675	—	1,945,000	2,149,225
HealthSouth Corp., 8.125%, 2020	195,000	209,381	1,055,000	1,132,806	—	1,250,000	1,342,187
Teleflex, Inc., 6.875%, 2019	25,000	25,313	315,000	318,938	—	340,000	344,251
United Surgical Partners International, Inc. , 8.875%, 2017	65,000	67,925	215,000	224,675	—	280,000	292,600
United Surgical Partners International, Inc., 9.25%, 2017 (p)	90,000	94,050	335,000	350,075	—	425,000	444,125
Universal Health Services, Inc., 7%, 2018	50,000	51,500	275,000	283,250	—	325,000	334,750
Universal Hospital Services, Inc., 8.5%, 2015 (p)	175,000	180,250	695,000	715,850	—	870,000	896,100
Universal Hospital Services, Inc., FRN, 3.777%, 2015	45,000	43,200	290,000	278,400	—	335,000	321,600
Vanguard Health Systems, Inc., 0%, 2016	2,000	1,318	13,000	8,564	—	15,000	9,882
Vanguard Health Systems, Inc., 8%, 2018	150,000	154,875	785,000	810,513	—	935,000	965,388
VWR Funding, Inc., 10.25%, 2015 (p)	147,375	154,007	799,531	835,510	—	946,906	989,517

		$2,107,920		$10,597,877	$—		$12,705,797

Metals & Mining
Arch Coal, Inc., 7%, 2019 (z)	$105,000	$104,738	$550,000	$548,625	$—	$655,000	$653,363
Arch Coal, Inc., 7.25%, 2020	55,000	55,963	295,000	300,163	—	350,000	356,126
Arch Western Finance LLC, 6.75%, 2013	57,000	57,071	313,000	313,391	—	370,000	370,462
Cloud Peak Energy, Inc., 8.25%, 2017	120,000	128,400	300,000	321,000	—	420,000	449,400

Portfolio of Investments and Pro Forma Combined Portfolio of Investments (unaudited)

June 30, 2011

	High Yield		MFS High Yield			Pro Forma
	Variable Account		Portfolio		Pro Forma	Combined Fund
Issuer	Shares/Par	Value ($)	Shares/Par	Value ($)	Adjustments	Shares/Par	Value ($)
Cloud Peak Energy, Inc., 8.5%, 2019	$130,000	$140,563	$865,000	$935,281	$—	$995,000	$1,075,844
Consol Energy, Inc., 8%, 2017	85,000	92,650	470,000	512,300	—	555,000	604,950
Consol Energy, Inc., 8.25%, 2020	55,000	59,950	315,000	343,350	—	370,000	403,300
Novelis, Inc., 8.375%, 2017	60,000	64,050	340,000	362,950	—	400,000	427,000
Novelis, Inc., 8.75%, 2020	30,000	32,400	165,000	178,200	—	195,000	210,600
		$735,785		$3,815,260	$—		$4,551,045

Natural Gas - Distribution
AmeriGas Partners LP, 7.125%, 2016	$145,000	$149,350	$615,000	$633,450	$—	$760,000	$782,800

Natural Gas - Pipeline
Atlas Pipeline Partners LP, 8.75%, 2018	$90,000	$95,175	$470,000	$497,025	$—	$560,000	$592,200
Crosstex Energy, Inc., 8.875%, 2018	150,000	159,750	800,000	852,000	—	950,000	1,011,750
El Paso Corp., 7%, 2017	100,000	113,138	735,000	831,561	—	835,000	944,699
El Paso Corp., 7.75%, 2032	130,000	151,225	690,000	802,658	—	820,000	953,883
Energy Transfer Equity LP, 7.5%, 2020	185,000	196,100	1,005,000	1,065,300	—	1,190,000	1,261,400
Enterprise Products Partners LP, 8.375% to 2016, FRN to 2066	73,000	79,023	392,000	424,340	—	465,000	503,363
Enterprise Products Partners LP, 7.034% to 2018, FRN to 2068	44,000	46,255	243,000	255,454	—	287,000	301,709

		$840,666		$4,728,338	$—		$5,569,004

Network & Telecom
CenturyLink, Inc., 7.6%, 2039	$40,000	$38,475	$215,000	$206,804	$—	$255,000	$245,279
Cincinnati Bell, Inc., 8.25%, 2017	35,000	35,175	195,000	195,975	—	230,000	231,150
Cincinnati Bell, Inc., 8.75%, 2018	130,000	123,500	695,000	660,250	—	825,000	783,750
Citizens Communications Co., 9%, 2031	50,000	51,250	280,000	287,000	—	330,000	338,250
Frontier Communications Corp., 8.25%, 2017	30,000	32,625	175,000	190,313	—	205,000	222,938
Frontier Communications Corp., 8.125%, 2018	135,000	146,644	765,000	830,981	—	900,000	977,625
Qwest Communications International, Inc., 8%, 2015	55,000	59,813	335,000	364,313	—	390,000	424,126
Qwest Communications International, Inc., 7.125%, 2018 (n)	185,000	198,644	1,050,000	1,127,438	—	1,235,000	1,326,082
Windstream Corp., 8.125%, 2018	20,000	21,200	130,000	137,800	—	150,000	159,000
Windstream Corp., 7.75%, 2020	105,000	109,988	335,000	350,913	—	440,000	460,901
Windstream Corp., 7.75%, 2021	45,000	47,025	270,000	282,150	—	315,000	329,175

		$864,339		$4,633,937	$—		$5,498,276

Portfolio of Investments and Pro Forma Combined Portfolio of Investments (unaudited)

June 30, 2011

	High Yield		MFS High Yield			Pro Forma
	Variable Account		Portfolio		Pro Forma	Combined Fund
Issuer	Shares/Par	Value ($)	Shares/Par	Value ($)	Adjustments	Shares/Par	Value ($)
Oil Services
Edgen Murray Corp., 12.25%, 2015	$75,000	$75,563	$385,000	$387,888	$—	$460,000	$463,451
Expro Finance Luxembourg, 8.5%, 2016 (n)	100,000	96,500	655,000	632,075	—	755,000	728,575
McJunkin Red Man Holding Corp., 9.5%, 2016 (n)	85,000	86,488	455,000	462,963	—	540,000	549,451
Pioneer Drilling Co., 9.875%, 2018	150,000	160,500	800,000	856,000	—	950,000	1,016,500
Unit Corp., 6.625%, 2021	20,000	20,000	130,000	130,000	—	150,000	150,000

		$439,051		$2,468,926	$—		$2,907,977

Oils
Petroplus Holdings AG, 9.375%, 2019 (n)	$100,000	$100,500	$335,000	$336,675	$—	$435,000	$437,175

Other Banks & Diversified Financials
Capital One Financial Corp., 10.25%, 2039	$150,000	$159,000	$825,000	$874,500	$—	$975,000	$1,033,500
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)	100,000	114,436	445,000	509,240	—	545,000	623,676
LBG Capital No.1 PLC, 7.875%, 2020 (n)	100,000	93,500	605,000	565,675	—	705,000	659,175
Santander UK PLC, 8.963% to 2030, FRN to 2049	245,000	270,725	1,289,000	1,424,345	—	1,534,000	1,695,070

		$637,661	$—	$3,373,760	$—		$4,011,421

Pollution Control
WCA Waste Corp., 7.5%, 2019 (z)	$40,000	$39,950	$220,000	$219,725	$—	$40,000	$39,950

Printing & Publishing
American Media, Inc., 13.5%, 2018 (z)	$14,489	$15,612	$85,857	$92,511	$—	$100,346	$108,123
McClatchy Co., 11.5%, 2017	65,000	69,063	345,000	366,563	—	410,000	435,626
Nielsen Finance LLC, 11.5%, 2016	65,000	76,050	221,000	258,570	—	286,000	334,620
Nielsen Finance LLC, 7.75%, 2018 (n)	50,000	52,500	280,000	294,000	—	330,000	346,500

		$213,225		$1,011,644	$—		$1,224,869

Railroad & Shipping
Kansas City Southern Railway, 8%, 2015	$155,000	$166,238	$860,000	$922,350	$—	$1,015,000	$1,088,588
Kansas City Southern Railway, 6.125%, 2021 (z)	45,000	45,000	265,000	265,000	—	310,000	310,000

		$211,238		$1,187,350	$—		$1,398,588

Portfolio of Investments and Pro Forma Combined Portfolio of Investments (unaudited)

June 30, 2011

	High Yield		MFS High Yield			Pro Forma
	Variable Account		Portfolio		Pro Forma	Combined Fund
Issuer	Shares/Par	Value ($)	Shares/Par	Value ($)	Adjustments	Shares/Par	Value ($)
Real Estate
CB Richard Ellis Group, Inc., 11.625%, 2017	$70,000	$81,113	$395,000	$457,706	$—	$465,000	$538,819
CNL Lifestyle Properties, Inc., REIT, 7.25%, 2019 (n)	50,000	45,250	275,000	248,875	—	325,000	294,125
Entertainment Properties Trust, REIT, 7.75%, 2020	130,000	146,575	700,000	789,250	—	830,000	935,825
Kennedy Wilson, Inc., 8.75%, 2019 (n)	80,000	80,500	455,000	457,844	—	535,000	538,344
MPT Operating Partnership, 6.875%, 2021 (n)	65,000	63,863	375,000	368,438	—	440,000	432,301

		$417,301		$2,322,113	$—		$2,739,414

Restaurants
Dunkin Finance Corp., 9.625%, 2018 (n)	$33,000	$33,288	$—	$—	$—	$33,000	$33,288

Retailers
Burlington Coat Factory Warehouse Corp., 10%, 2019 (n)	$80,000	$79,200	$420,000	$415,800	$—	$500,000	$495,000
J. Crew Group, Inc., 8.125%, 2019 (n)	45,000	43,313	230,000	221,375	—	275,000	264,688
Limited Brands, Inc., 6.9%, 2017	85,000	91,056	465,000	498,131	—	550,000	589,187
Limited Brands, Inc., 6.95%, 2033	50,000	46,000	280,000	257,600	—	330,000	303,600
Neiman Marcus Group, Inc., 10.375%, 2015	115,000	120,750	490,000	514,500	—	605,000	635,250
QVC, Inc., 7.375%, 2020 (n)	80,000	84,200	310,000	326,275	—	390,000	410,475
Sally Beauty Holdings, Inc., 10.5%, 2016	145,000	154,788	500,000	533,750	—	645,000	688,538
Toys “R” Us Property Co. II LLC, 8.5%, 2017	75,000	78,375	440,000	459,800	—	515,000	538,175
Toys “R” Us, Inc., 10.75%, 2017	90,000	100,125	865,000	962,313	—	955,000	1,062,438
Yankee Holdings Corp., 10.25%, 2016 (n)(p)	30,000	30,075	170,000	170,425	—	200,000	200,500

		$827,882		$4,359,969	$—		$5,187,851

Specialty Stores
Michaels Stores, Inc., 11.375%, 2016	$80,000	$85,200	$450,000	$479,250	$—	$530,000	$564,450
Michaels Stores, Inc., 7.75%, 2018 (n)	85,000	85,213	455,000	456,138	—	540,000	541,351

		$170,413		$935,388	$—		$1,105,801

Portfolio of Investments and Pro Forma Combined Portfolio of Investments (unaudited)

June 30, 2011

	High Yield		MFS High Yield			Pro Forma
	Variable Account		Portfolio		Pro Forma	Combined Fund
Issuer	Shares/Par	Value ($)	Shares/Par	Value ($)	Adjustments	Shares/Par	Value ($)
Telecommunications - Wireless
Clearwire Corp., 12%, 2015 (n)	$195,000	$208,894	$1,020,000	$1,092,675	$—	$1,215,000	$1,301,569
Cricket Communications, Inc., 7.75%, 2016	95,000	100,700	—	—	—	95,000	100,700
Cricket Communications, Inc., 7.75%, 2020	50,000	49,000	285,000	279,300	—	335,000	328,300
Crown Castle International Corp., 9%, 2015	75,000	81,375	750,000	813,750	—	825,000	895,125
Crown Castle International Corp., 7.125%, 2019	190,000	199,975	525,000	552,563	—	715,000	752,538
Digicel Group Ltd., 12%, 2014 (n)			140,000	162,050	—	140,000	162,050
Digicel Group Ltd., 8.25%, 2017 (n)	135,000	140,063	760,000	788,500	—	895,000	928,563
Digicel Group Ltd., 10.5%, 2018 (n)	130,000	145,600	150,000	168,000	—	280,000	313,600
MetroPCS Wireless, Inc., 7.875%, 2018	100,000	105,875	535,000	566,431	—	635,000	672,306
Nextel Communications, Inc., 7.375%, 2015	110,000	110,000	585,000	585,000	—	695,000	695,000
NII Holdings, Inc., 10%, 2016			675,000	783,000	—	675,000	783,000
NII Holdings, Inc., 8.875%, 2019	65,000	71,744	350,000	386,313	—	415,000	458,057
NII Holdings, Inc., 7.625%, 2021	40,000	41,800	$195,000	$203,775	—	235,000	245,575
SBA Communications Corp., 8%, 2016	40,000	42,550	255,000	271,256	—	295,000	313,806
SBA Communications Corp., 8.25%, 2019	75,000	80,250	285,000	304,950	—	360,000	385,200
Sprint Capital Corp., 6.875%, 2028	60,000	56,850	330,000	312,675	—	390,000	369,525
Sprint Nextel Corp., 8.375%, 2017	110,000	120,863	565,000	620,794	—	675,000	741,657
Wind Acquisition Finance S.A., 11.75%, 2017 (n)	$125,000	$141,563	660,000	747,450	—	785,000	889,013
Wind Acquisition Finance S.A., 7.25%, 2018 (n)	200,000	208,000	555,000	577,200	—	755,000	785,200

		$1,905,102		$9,215,682	$—		$11,120,784

Telephone Services
Cogent Communications Group, Inc., 8.375%, 2018 (n)	$50,000	$51,375	$270,000	$277,425	$—	$320,000	$328,800

Portfolio of Investments and Pro Forma Combined Portfolio of Investments (unaudited)

June 30, 2011

	High Yield		MFS High Yield			Pro Forma
	Variable Account		Portfolio		Pro Forma	Combined Fund
Issuer	Shares/Par	Value ($)	Shares/Par	Value ($)	Adjustments	Shares/Par	Value ($)
Transportation
Navios South American Logistics, Inc., 9.25%, 2019 (n)	$54,000	$54,405	$278,000	$280,085	$—	$332,000	$334,490

Transportation - Services
ACL I Corp., 10.625%, 2016 (p)(z)	$95,000	$84,593	$520,000	$463,033	$—	$615,000	$547,626
Aguila American Resources Ltd., 7.875%, 2018 (n)	—	—	310,000	311,938	—	310,000	311,938
American Petroleum Tankers LLC, 10.25%, 2015	54,000	56,430	303,000	316,635	—	357,000	373,065
Atlas Airlines, Inc. Pass-Through Certificates, “A-1”, 7.2%, 2019	68,232	64,820	360,888	342,844	—	429,120	407,664
Commercial Barge Line Co., 12.5%, 2017	195,000	218,888	1,080,000	1,212,300	—	1,275,000	1,431,188
Hertz Corp., 8.875%, 2014	19,000	19,475	109,000	111,725	—	128,000	131,200
Hertz Corp., 7.5%, 2018 (n)	80,000	82,400	430,000	442,900	—	510,000	525,300
Hertz Corp., 7.375%, 2021 (n)	60,000	61,050	300,000	305,250	—	360,000	366,300
Navios Maritime Acquisition Corp., 8.625%, 2017	50,000	49,250	275,000	270,875	—	325,000	320,125
Navios Maritime Acquisition Corp., 8.625%, 2017 (z)	55,000	54,175	235,000	231,475	—	290,000	285,650
Navios Maritime Holdings, Inc., 8.875%, 2017	60,000	61,800	—	—	—	60,000	61,800
Swift Services Holdings, Inc., 10%, 2018	105,000	111,038	565,000	597,488	—	670,000	708,526

		$863,919		$4,606,463	$—		$5,470,382

Utilities - Electric Power
AES Corp., 8%, 2017	$195,000	$206,700	$740,000	$784,400	$—	$935,000	$991,100
Calpine Corp., 8%, 2016 (n)	130,000	140,400	770,000	831,600	—	900,000	972,000
Calpine Corp., 7.875%, 2020 (n)	140,000	146,300	700,000	731,500	—	840,000	877,800
Covanta Holding Corp., 7.25%, 2020	115,000	120,283	470,000	491,591	—	585,000	611,874
Dynegy Holdings, Inc., 7.5%, 2015	40,000	32,600	225,000	183,375	—	265,000	215,975
Dynegy Holdings, Inc., 7.75%, 2019	160,000	116,400	860,000	625,650	—	1,020,000	742,050
Edison Mission Energy, 7%, 2017	190,000	153,900	1,025,000	830,250	—	1,215,000	984,150
EDP Finance B.V., 6%, 2018 (n)	110,000	101,778	460,000	425,618	—	570,000	527,396
Energy Future Holdings Corp., 10%, 2020	145,000	153,912	805,000	854,475	—	950,000	1,008,387
Energy Future Holdings Corp., 10%, 2020	290,000	309,273	1,175,000	1,253,091	—	1,465,000	1,562,364

Portfolio of Investments and Pro Forma Combined Portfolio of Investments (unaudited)

June 30, 2011

	High Yield		MFS High Yield			Pro Forma
	Variable Account		Portfolio		Pro Forma	Combined Fund
Issuer	Shares/Par	Value ($)	Shares/Par	Value ($)	Adjustments	Shares/Par	Value ($)
GenOn Energy, Inc., 9.875%, 2020	180,000	188,100	965,000	1,008,425	—	1,145,000	1,196,525
NRG Energy, Inc., 7.375%, 2017	105,000	109,988	555,000	581,363	—	660,000	691,351
NRG Energy, Inc., 8.25%, 2020	140,000	142,800	595,000	606,900	—	735,000	749,700
Texas Competitive Electric Holdings Co. LLC, 11.5%, 2020 (n)	65,000	63,863	355,000	348,788	—	420,000	412,651

		$1,986,297		$9,557,026	$—		$11,543,323

Total Bonds (Identified Cost, $36,067,500, $196,013,119, and $232,080,619, respectively)		$36,429,258		$194,016,592	$—		$230,445,850

FLOATING RATE LOANS (g)(r) (0.8%, 0.9%, and 0.9%, respectively)
Aerospace
Hawker Beechcraft Acquisition Co. LLC, Term Loan, 10.5%, 2014	$74,628	$75,328	$450,175	$454,395	$—	$524,803	$529,723

Broadcasting
Gray Television, Inc., Term Loan B, 7.11%, 2014	$51,770	$50,761	$305,707	$299,746	$—	$357,477	$350,507
Local TV Finance LLC, Term Loan B, 2.19%, 2013	11,307	11,038	66,036	64,467	—	77,343	75,505
New Young Broadcasting Holding Co., Inc., Term Loan, 8%, 2015	55,005	55,245	358,980	360,550	—	413,985	415,795

		$117,044		$724,763	$—		$841,807

Building
Goodman Global Holdings, Inc., 2nd Lien Term Loan, 9%, 2017	$6,641	$6,810	$37,044	$37,986	$—	$43,685	$44,796

Financial Institutions
Springleaf Finance Corp., Term Loan, 5.5%, 2017	$51,677	$50,589	$275,255	$269,463	$—	$326,932	$320,052

Portfolio of Investments and Pro Forma Combined Portfolio of Investments (unaudited)

June 30, 2011

	High Yield		MFS High Yield			Pro Forma
	Variable Account		Portfolio		Pro Forma	Combined Fund
Issuer	Shares/Par	Value ($)	Shares/Par	Value ($)	Adjustments	Shares/Par	Value ($)
Gaming & Lodging
MGM Mirage, Term Loan, 7%, 2014	$77,179	$75,357	$421,930	$411,968	$—	$77,179	$487,325

Total Floating Rate Loans (Identified Cost, $293,512, $1,716,835, and $2,010,347, respectively)		$325,128		$1,898,575	$—		$2,223,703

COMMON STOCKS (0.4%, 0.5%, and 0.5%, respectively)
Automotive
Accuride Corp. (a)	2,673	$33,760	14,541	$183,653	$—	17,214	$217,413
Oxford Automotive, Inc. (a)	53	0	21	0	—	74	0

		$33,760		$183,653	$—		$217,413

Broadcasting
New Young Broadcasting Holding Co.,	25	$67,500	161	$434,700	$—	186	$502,200

Printing & Publishing
American Media Operations, Inc. (a)	3,713	$58,554	22,002	$346,972	$—	25,715	$405,526
Golden Books Family Entertainment,	21,250	0	17,708	0	—	38,958	0

		$58,554		$346,972	$—		$405,526

Special Products & Services
Mark IV Industries LLC, Common Units, “A” (a)	113	$6,413	663	$37,625	$—	776	$44,038

Total Common Stocks (Identified Cost, $281,646, $1,876,964, and $2,158,610, respectively)		$166,227		$1,002,950	$—		$1,169,177

CONVERTIBLE PREFERRED STOCKS (0.7%, 0.7%, and 0.7%, respectively)
Automotive
General Motors Co., 4.75%	2,820	$137,447	14,930	$727,688	$—	17,750	$865,135

Insurance
MetLife, Inc., 5%	1,500	$123,645	7,920	$652,846	$—	9,420	$776,491

Total Convertible Preferred Stocks (Identified Cost, $264,772, $1,400,518, and $1,665,290, respectively)		$261,092		$1,380,534	$—		$1,641,626

Portfolio of Investments and Pro Forma Combined Portfolio of Investments (unaudited)

June 30, 2011

			High Yield		MFS High Yield			Pro Forma
			Variable Account		Portfolio		Pro Forma	Combined Fund
Issuer			Shares/Par	Value ($)	Shares/Par	Value ($)	Adjustments	Shares/Par	Value ($)
PREFERRED STOCKS (0.9%, 0.9%, and 0.9%, respectively)
Other Banks & Diversified Financials
Ally Financial, Inc., 7% (n)			60	$56,389	330	$310,138	$—	390	366,527
Ally Financial, Inc., “A”, 8.5%			7,646	191,379	41,613	1,041,573	—	49,259	1,232,952
GMAC Capital Trust I, 8.125%			3,600	92,160	19,725	504,960	—	23,325	597,120

Total Preferred Stocks (Identified Cost, $341,212, $1,862,595, and $2,203,807, respectively)				$339,928		$1,856,671	$—		$2,196,599

	Strike	First
	Price	Exercise
WARRANTS (0.2%, 0.2%, and 0.2%, respectively)
Broadcasting
New Young Broadcasting Holding Co., Inc. (1 share for 1 warrant) (Identified Cost, $49,598, $228,099, and $277,697, respectively) (a)	$0.01	7/14/2010	26	$70,200	119	$321,300	$—	145	$391,500

Portfolio of Investments and Pro Forma Combined Portfolio of Investments (unaudited)

June 30, 2011

			High Yield		MFS High Yield				Pro Forma
			Variable Account		Portfolio		Pro Forma		Combined Fund
Issuer			Shares/Par	Value ($)	Shares/Par	Value ($)	Adjustments		Shares/Par	Value ($)

	Strike	First
	Price	Exercise
MONEY MARKET FUNDS (v) (1.2%, 0.9%, and 1.0%, respectively)
MFS Institutional Money Market Portfolio, 0.1%, at Cost and Net Asset Value			457,149	$457,149	1,892,202	$1,892,202	$—		2,349,351	$2,349,351

Total Investments (Identified Cost, $37,755,389, $204,990,332, and $242,745,721, respectively)				$38,048,982		$202,368,824	$—			$240,417,806

OTHER ASSETS, LESS LIABILITIES (2.1%, 1.8%, and 1.8%, respectively)				800,701		3,736,935	(19,595	)(b)		4,518,041

NET ASSETS - 100.0%				$38,849,683		$206,105,759	$(19,595)			$244,935,847

(a)	Non-income producing security.
(b)	Adjustment is the result of elimination of certain insurance related receivables from the sponsor following MFS High Yield Portfolio’s acquisition of High Yield Variable Account. See footnote (a) of The Pro Forma Fund’s Statement of Assets and Liabilities for further details.
(d)	Non-income producing security - in default.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $56,145,443 representing 22.9% of pro forma fund combined net assets.
(p)	Payment-in-kind security.

(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The pro forma combined fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
ACL I Corp., 10.625%, 2016	2/10/2011	$604,864	$547,626
AMC Networks, Inc., 7.75%, 2021	6/22/11	149,000	155,705
Airlie LCDO Ltd., CDO, FRN, 2.146%, 2011	10/13/2006	701,221	311,875
American Media, Inc., 13.5%, 2018	12/22/10	101,882	108,123
Anthracite Ltd., CDO, 6%, 2037	5/14/02	911,942	975,000
Arbor Realty Mortgage Securities, CDO, FRN, 2.573%, 2038	12/20/05	568,229	73,870
ARCap REIT, Inc., CDO, “H”, FRN, 6.1%, 2045	9/21/04	4,590	4,590
Arch Coal, Inc., 7%, 2019	6/08/11-6/14/11	658,149	653,363
Associated Materials LLC, 9.125%, 2017	6/9/2011	190,637	194,513
Audatex North America, Inc., 6.75%, 2018	6/10/2011	425,000	427,125
B-Corp. Merger Sub, Inc., 8.25%, 2019	5/17/11-6/06/11	572,088	564,300
CDRT Merger Sub, Inc., 8.125%, 2019	5/13/11	240,000	240,000
CWCapital Cobalt Ltd., CDO, 6.23%, 2045	3/20/2006	966,119	22,176
CWCapital Cobalt Ltd., CDO, “F”, FRN, 1.573%, 2050	4/12/2006	512,680	10,249
Clear Channel Communications, Inc., 9%, 2021	6/08/11-6/09/11	277,888	277,676
Connacher Oil & Gas Ltd., 8.5%, 2019	5/20/2011	440,000	418,000
Dematic S.A., 8.75%, 2016	4/19/2011	544,954	535,950
Ducommun, Inc., 9.75%, 2018	6/23/2011	330,545	335,993
EH Holding Corp., 7.625%, 2021	5/17/2011	175,000	178,500
Eagle Parent, Inc., 8.625%, 2019	5/11/11-5/24/11	399,111	380,682
Exopack Holding Corp., 10%, 2018	5/25/2011	376,432	372,188
G-Force LLC, CDO, “A2”, 4.83%, 2036	1/20/2011	436,924	445,758
General Motors Financial Co., Inc., 6.75%, 2018	5/26/11-6/06/11	517,781	516,288
Heckler & Koch GmbH, 9.5%, 2018	5/06/11-5/10/11	700,791	681,933
Hillman Group, Inc., 10.875%, 2018	3/11/2011	441,345	436,894
Jaguar Land Rover PLC, 7.75%, 2018	5/12/2011	155,000	155,775
Jaguar Land Rover PLC, 8.125%, 2021	5/12/11-5/17/11	823,800	811,038
Kansas City Southern Railway, 6.125%, 2021	5/06/11-5/09/11	312,739	310,000
LBI Media, Inc., 8.5%, 2017	7/18/2007	731,395	580,900
LINN Energy LLC, 6.5%, 2019	5/10/2011	307,650	306,900
Local TV Finance LLC, 9.25%, 2015	11/09/07-2/16/11	1,097,877	1,118,583
Navios Maritime Acquisition Corp., 8.625%, 2017	5/12/2011	296,448	285,650
OGX Petroleo e Gas Participacoes S.A., 8.5%, 2018	5/26/2011	644,000	662,354
Packaging Dynamics Corp., 8.75%, 2016	1/25/11-2/01/11	273,986	274,050
Sensata Technologies B.V., 6.5%, 2019	5/06/11-5/09/11	311,579	309,226
Seven Seas Cruises S. de R.L., 9.125%, 2019	5/13/2011	275,000	283,250
USI Holdings Corp., 9.75%, 2015	5/07/07-11/28/07	571,714	571,425
W&T Offshore, Inc., 8.5%, 2019	6/03/11-6/09/11	390,000	394,875
WCA Waste Corp., 7.5%, 2019	5/26/2011	260,000	259,675
Wachovia Credit, CDO, FRN, 1.596%, 2026	6/8/2006	626,000	438,200
Xerium Technologies, Inc., 8.875%, 2018	5/20/2011	285,000	285,000

Total Restricted Securities			$15,915,278

% of Pro Forma Fund Combined Net Assets			6.5%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR Euro

As of the date of the Pro Forma Combined Portfolio of Investments, the securities held by the acquired fund are consistent with the investment objectives, strategies and policies of the acquiring fund. However, it is anticipated certain portfolio securities received from the acquired fund in the reorganization will subsequently be sold by the acquiring fund. Any such transactions are not reflected in these pro forma financial statements.

Derivative Contracts at 6/30/11

High Yield Variable Account Forward Foreign Currency Exchange Contracts at 6/30/11
	Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
	SELL	EUR	HSBC Bank	13,905	7/12/11	$20,191	$20,160	$31
Liability Derivatives
	SELL	EUR	Citibank N.A.	69,125	7/12/11	$99,084	$100,222	$(1,138)
	SELL	EUR	Deutsche Bank AG	28,591	7/12/11	40,567	41,453	(886)
	SELL	EUR	Goldman Sachs International	29,625	7/12/11	42,587	42,952	(365)
	SELL	EUR	JPMorgan Chase Bank N.A.	131,592	7/12/11	187,775	190,791	(3,016)
	SELL	EUR	UBS AG	13,946	7/12/11	20,155	20,220	(65)

								$(5,470)

MFS High Yield Portfolio Forward Foreign Currency Exchange Contracts at 6/30/11
	Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
	BUY	EUR	Citibank N.A.	9,875	7/12/11	$14,155	$14,318	$163
	SELL	EUR	HSBC Bank	243,937	7/12/11	355,725	353,676	2,049

								$2,212

Liability Derivatives
	SELL	EUR	Citibank N.A.	220,841	7/12/11	$317,286	$320,190	$(2,904)
	SELL	EUR	Deutsche Bank AG	132,234	7/12/11	187,625	191,722	(4,097)
	SELL	EUR	Goldman Sachs International	177,750	7/12/11	255,523	257,714	(2,191)
	SELL	EUR	UBS AG	715,065	7/12/11	1,021,640	1,036,748	(15,108)

								$(24,300)

Pro Forma Combined Fund Forward Foreign Currency Exchange Contracts at 6/30/11
	Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
	BUY	EUR	Citibank N.A.	9,875	7/12/11	$14,155	$14,318	$163
	SELL	EUR	HSBC Bank	257,842	7/12/11	375,916	373,836	2,080

								$2,243

Liability Derivatives
	SELL	EUR	Citibank N.A.	289,966	7/12/11	$416,370	$420,412	$(4,042)
	SELL	EUR	Deutsche Bank AG	160,825	7/12/11	228,192	233,175	(4,983)
	SELL	EUR	Goldman Sachs International	207,375	7/12/11	298,110	300,666	(2,556)
	SELL	EUR	JPMorgan Chase Bank N.A.	131,592	7/12/11	187,775	190,791	(3,016)
	SELL	EUR	UBS AG	729,011	7/12/11	1,041,795	1,056,968	(15,173)

								$(29,770)

High Yield Variable Account Futures Contracts Outstanding at 6/30/11
Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	3	$366,984	September - 2011	$1,161
U.S. Treasury Bond 30 yr (Short)	USD	1	123,031	September - 2011	1,411

					$2,572

MFS High Yield Portfolio Futures Contracts Outstanding at 6/30/11
Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	15	$1,834,922	September - 2011	$5,807
U.S. Treasury Bond 30 yr (Short)	USD	5	615,156	September - 2011	7,053

					$12,860

Pro Forma Combined Fund Futures Contracts Outstanding at 6/30/11
Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	18	$2,201,906	September - 2011	$6,968
U.S. Treasury Bond 30 yr (Short)	USD	6	738,187	September - 2011	8,464

					$15,432

At June 30, 2011, the pro forma combined fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See Notes to Financial Statements

Pro Forma Combined Statement of Assets and Liabilities (unaudited)

June 30, 2011

	High Yield Variable Account	MFS High Yield Portfolio	Pro Forma Adjustments		Pro Forma Combined Fund
Assets:
Investments-
Non-affiliated issuers, at value (identified cost, $37,298,240, $203,098,130, and $240,396,370 respectively)	$37,591,833	$200,476,622	$—		$238,068,455
Underlying affiliated funds, at cost and value	457,149	1,892,202	—		2,349,351

Total Investments, at value (identified cost, $37,755,389, $204,990,332 and $242,745,721, respectively)	$38,048,982	$202,368,824	$—		$240,417,806

Cash	$23,000	$39,256			$62,256
Restricted Cash	5,300	26,500	—		31,800
Receivables for
Forward foreign currency exchange contracts	31	2,212	—		2,243
Daily variation margin on open futures contracts	2,078	10,391	—		12,469
Investments sold	319,726	1,683,721	—		2,003,447
Units/Fund shares sold	14,704	62	—		14,766
Interest and dividends	684,061	3,632,142	—		4,316,203
Receivable from investment adviser	1,886	—	—		1,886
Receivable from sponsor	19,595	—	(19,595	)(a)	—
Other assets	845	3,583	—		4,428

Total assets	$39,120,208	$207,766,691	$(19,595)		$246,867,304

Liabilities:
Payables for
Forward foreign currency exchange contracts	$5,470	$24,300	—		29,770
Investments purchased	215,285	908,688	—		1,123,973
Units surrendered/Fund shares reacquired	10,289	644,270	—		654,559
Payable to affiliates
Investment adviser	—	8,238	—		8,238
Distribution and/or service fees	—	1,245	—		1,245
Payable for managers/trustees’ compensation	667	3,669	—		4,336
Accrued expenses and other liabilities	38,814	70,522	—		109,336

Total liabilities	$270,525	$1,660,932	$—		$1,931,457

Net assets	$38,849,683	$206,105,759	$(19,595)		$244,935,847

Net assets consist of:
Paid-in capital	$—	$227,913,842	$38,539,299		$266,453,141
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	—	(2,630,423)	290,789		(2,339,634)
Accumulated net realized gain (loss) on investments and foreign currency transactions	—	(43,648,626)	—		(43,648,626)
Undistributed net investment income	—	24,470,966	—		24,470,966

Net assets	$—	$206,105,759	$38,830,088	(b)	$244,935,847

	High Yield Variable Account		MFS High Yield Portfolio	Pro Forma Adjustments		Pro Forma Combined Fund
Units/Shares of beneficial interest outstanding	981,302		33,194,771	6,222,771		39,417,542
Net assets:
Contract Level 2/Initial Class	$31,688,963	(c)	$114,903,790	38,830,088		$153,733,878
Contract Level 3/Service Class	156,718	(c)	91,201,969	—		91,201,969
Contract Level 3-2	7,004,002	(c)	—	—		—

Total	$38,849,683		$206,105,759	$38,830,088		$244,935,847

Accumulation Units/Shares outstanding:
Contract Level 2/Initial Class	622,297		18,419,137	6,222,771	(e)	24,641,908
Contract Level 3/Service Class	4,310		14,775,634	—		14,775,634
Contract Level 3-2	354,695		—	—		—

Total	981,302		33,194,771	6,222,771		39,417,542

Accumulation Unit Value/Net Asset Value:
Contract Level 2/Initial Class	$49.810	(d)	$6.24			$6.24
Contract Level 3/Service Class	36.365	(d)	6.17			6.17
Contract Level 3-2	19.652	(d)	—			—

(a)	Insurance related receivable from sponsor to be eliminated for High Yield Variable Account by the sponsor following MFS High Yield Portfolio’s acquisition of High Yield Variable Account.
(b)	Net Assets of the High Yield Variable Account acquired by MFS High Yield Portfolio.
(c)	Contract Level net assets also include the net assets associated with the contract level reserve.
(d)	Accumulation Unit Value does not reflect net assets associated with the reserve of each contract level.
(e)	If the reorganization had taken place on June 30, 2011, the High Yield Variable Account would have received 6,222,771 Initial Class Shares of the MFS High Yield Portfolio. No assurances can be given as to the number of Reorganization Shares the High Yield Variable Account will receive on the Exchange Date. The foregoing is merely an example of what the High Yield Variable Account would have received had the reorganization been consummated on June 30, 2011, and should not be relied upon to reflect the amount that will be actually received on or after the Exchange Date.

Pro Forma Combined Statement of Operations (unaudited)

For the year ended June 30, 2011

	High Yield Variable Account	MFS High Yield Portfolio	Pro Forma Adjustments		Pro Forma Combined Fund
Net investment income:
Income
Interest	$3,244,600	$17,335,198	$—		$20,579,798
Dividends	7,189	38,546	—		45,735
Dividends from underlying affiliated funds	2,074	8,880	—		10,954
Foreign taxes withheld	—	(928)	—		(928)

Total investment income	$3,253,863	$17,381,696	$—		20,635,559

Expenses
Management fee	$307,869	$1,658,908	$—		$1,966,777
Mortality and expense risk charges	517,085	—	(517,085	)(a)	—
Distribution expense risk charge	293	—	(293	)(a)	—
Distribution and/or service fees	—	249,223	—		249,223
Administrative services fee	17,298	76,791	(5,226	)(b)	88,863
Managers/Trustees’ compensation	4,990	27,552	—		32,542
Custodian fee	22,854	38,473	(11,428	)(b)	49,899
Printing/Shareholder communications	11,986	27,952	(2,397	)(b)	37,541
Auditing fees	56,413	66,238	(56,413	)(b)	66,238
Legal fees	7,848	5,552	(7,063	)(b)	6,337
Miscellaneous	8,148	24,484	(7,335	)(b)	25,297

Total expenses	$954,784	$2,175,173	$(607,240)		$2,522,717

Fees paid indirectly	(70)	(312)	—		(382)
Reduction of expenses by investment adviser	(67,574)	(110,594)	47,050	(c)	(131,118)

Net expenses	$887,140	$2,064,267	$(560,190)		$2,391,217

Net investment income	$2,366,723	$15,317,429	$560,190		$18,244,342

	High Yield Variable Account	MFS High Yield Portfolio	Pro Forma Adjustments	Pro Forma Combined Fund
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions	$1,559,591	$5,783,370	$—	$7,342,961
Futures contracts	(5,162)	(17,034)	—	(22,196)
Foreign currency transactions	(37,262)	(191,005)	—	(228,267)

Net realized gain (loss) on investments and foreign currency transactions	$1,517,167	$5,575,331	$—	$7,092,498

Change in unrealized appreciation (depreciation)
Investments	$1,328,448	$10,840,008	$—	$12,168,456
Futures contracts	2,572	12,860	—	15,432
Translation of assets and liabilities in foreign currencies	(2,284)	(5,779)	—	(8,063)

Net unrealized gain (loss) on investments and foreign currency translation	$1,328,736	$10,847,089	$—	$12,175,825

Net realized and unrealized gain (loss) on investments and foreign currency	$2,845,903	$16,422,420	$—	$19,268,323

Change in net assets from operations	$5,212,626	$31,739,849	$560,190	$37,512,665

(a)	Insurance related mortality and expense risk charge and distribution expense risk charge to be borne directly by contract owners following MFS High Yield Portfolio’s acquisition of High Yield Variable Account.
(b)	Expenditures are reduced as a result of several factors such as the elimination of duplicative functions and changes to the allocation of expenses.
(c)	Expense reductions, which include expense cap reimbursement and management fee waivers, have been adjusted to reflect annualized contractual expense caps of the pro forma combined fund.

MFS High Yield Portfolio and

High Yield Variable Account

Notes to Pro Forma Combined Financial Statements

June 30, 2011

(Unaudited)

(1) Description of the Fund

MFS High Yield Portfolio (Acquiring Fund), a series of MFS Variable Insurance Trust II (the trust), is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The Acquiring Fund consists of 2 classes of shares: Initial Class and Service Class. The Acquiring fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

(2) Basis for the Combination

The accompanying pro forma financial statements are presented to show the effect of the proposed reorganization of High Yield Variable Account (Target Fund) into the Acquiring Fund, (Acquiring Fund and Target Fund are referred to herein as the fund), as if such reorganization had taken place as of June 30, 2011, the semiannual period of the Acquiring Fund. The following notes refer to the accompanying pro forma financial statements as if the reorganization of the Target Fund with and into the Acquiring Fund had taken place as of June 30, 2011, at the respective net asset value on that date. The Acquiring Fund will be the accounting survivor, based upon an analysis of factors including surviving fund portfolio manager, investment objectives and policies, expense ratio structures and portfolio composition and size.

The accompanying pro forma financial statements should be read in conjunction with the financial statements of the Acquiring Fund and Target Fund included in their respective semiannual reports dated June 30, 2011.

(3) Accounting Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(4) Portfolio Valuation

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of each fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under each fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of each fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating each fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine each fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that each fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which each fund determines its net asset value per share.

Various inputs are used in determining the value of each fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. Each fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as forwards. The following is a summary of the levels used as of June 30, 2011 in valuing each fund’s assets or liabilities:

High Yield Variable Account

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$578,391	$200,502	$58,554	$837,447
Non-U.S. Sovereign Debt	—	107,652	—	107,652
Corporate Bonds	—	30,763,717	—	30,763,717
Commercial Mortgage-Backed Securities	—	308,114	—	308,114
Asset-Backed Securities (including CDOs)	—	187,843	—	187,843
Foreign Bonds	—	5,061,932	—	5,061,932

Investments at Value	Level 1	Level 2	Level 3	Total
Floating Rate Loans	$—	$325,128	$—	$325,128
Mutual Funds	457,149	—	—	457,149

Total Investments	$1,035,540	$36,954,888	$58,554	$38,048,982

Other Financial Instruments
Futures	$2,572	$—	$—	$2,572
Forward Foreign Currency Exchange Contracts	—	(5,439)	—	(5,439)

MFS High Yield Portfolio
Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$3,110,720	$1,103,763	$346,972	$4,561,455
Non-U.S. Sovereign Debt	—	560,236	—	560,236
Corporate Bonds	—	161,200,380	—	161,200,380
Commercial Mortgage-Backed Securities	—	1,827,202	—	1,827,202
Asset-Backed Securities (including CDOs)	—	2,289,403	311,875	2,601,278
Foreign Bonds	—	27,827,496	—	27,827,496
Floating Rate Loans	—	1,898,575	—	1,898,575
Mutual Funds	1,892,202	—	—	1,892,202

Total Investments	$5,002,922	$196,707,055	$658,847	$202,368,824

Other Financial Instruments
Futures	$12,860	$—	$—	$12,860
Forward Foreign Currency Exchange Contracts	—	(22,088)	—	(22,088)

Pro Forma Combined Fund
Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$3,689,111	$1,304,265	$405,526	$5,398,902
Non-U.S. Sovereign Debt	—	667,888	—	667,888
Corporate Bonds	—	191,964,097	—	191,964,097
Commercial Mortgage-Backed Securities	—	2,135,316	—	2,135,316
Asset-Backed Securities (including CDOs)	—	2,477,246	311,875	2,789,121
Foreign Bonds	—	32,889,428	—	32,889,428
Floating Rate Loans	—	2,223,703	—	2,223,703
Mutual Funds	2,349,351	—	—	2,349,351

Total Investments	$6,038,462	$233,661,943	$717,401	$240,417,806

Other Financial Instruments
Futures	$15,432	$—	$—	$15,432
Forward Foreign Currency Exchange Contracts	—	(27,527)	—	(27,527)

For further information regarding security characteristics, see the Portfolios of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.

High Yield Variable Account

	Equity Securities	Floating Rate Loans	Total
Balance as of 6/30/10	$196,566	$54,657	$251,223
Realized gain (loss)	(5,181)	—	(5,181)
Change in unrealized appreciation (depreciation)	(9,635)	—	(9,635)
Transfers into Level 3	58,554	—	58,554
Transfers out of Level 3	(181,750)	(54,657)	(236,407)

Balance as of 6/30/11	$58,554	$—	$58,554

MFS High Yield Portfolio

	Equity Securities	Floating Rate Loans	Asset-Backed Securities (including CDO’s)	Total
Balance as of 6/30/10	$1,273,937	$356,713	$311,917	$1,942,567
Realized gain (loss)	(30,692)	—	—	(30,692)
Change in unrealized appreciation (depreciation)	(57,083)	—	(42)	(57,125)
Transfers into Level 3	346,972	—	—	346,972
Transfers out of Level 3	(1,186,162)	(356,713)	—	(1,542,875)

Balance as of 6/30/11	$346,972	$—	$311,875	$658,847

Pro Forma Combined Fund

	Equity Securities	Floating Rate Loans	Asset-Backed Securities (including CDO’s)	Total
Balance as of 6/30/10	$1,470,503	$411,370	$311,917	$2,193,790
Realized gain (loss)	(35,873)	—	—	(35,873)
Change in unrealized appreciation (depreciation)	(66,718)	—	(42)	(66,760)
Transfers into Level 3	405,526	—	—	405,526
Transfers out of Level 3	(1,367,912)	(411,370)	—	(1,779,282)

Balance as of 6/30/11	$405,526	$—	$311,875	$717,401

The net change in unrealized appreciation (depreciation) from pro forma combined fund investments still held as level 3 at June 30, 2011 is $(42).

(5) Reorganization Costs

MFS has agreed to bear all costs associated with the proposed reorganization as well as the following proposed reorganizations:

Target Fund	Acquiring Fund
Capital Appreciation Variable Account	MFS Massachusetts Investors Growth Stock Portfolio

Global Governments Variable Account	MFS Global Governments Portfolio

Government Securities Variable Account	MFS Government Securities Portfolio

Money Market Variable Account	MFS Money Market Portfolio

Total Return Variable Account	MFS Total Return Portfolio

These aggregate costs for all proposed reorganizations are estimated at $205,000.

(6) Capital Shares

The pro forma combined shares of beneficial interest outstanding represent those shares that would have been outstanding on June 30, 2011, had the acquisition taken place on June 30, 2011. In exchange for the net assets of the Target Fund the initial class of shares of the Acquiring Fund would have been issued based upon the per share net asset value as follows:

Initial Class
Net assets – Target Fund	$38,830,088
Shares – Acquiring Fund	6,222,771
Net asset value – Acquiring Fund	$6.24

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the each owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, each fund assumes the following to be affiliated issuers:

For the year ended June 30, 2011:

High Yield Variable Account Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	779,655	14,411,562	(14,734,068)	457,149

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$2,074	$457,149

MFS High Yield Portfolio Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	3,594,010	79,474,992	(81,176,800)	1,892,202

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$8,880	$1,892,202

Pro Forma Combined Fund Underlying Affiliated Funds	Shares/Par Amount	Shares/Par Amount	Shares/Par Amount	Shares/Par Amount
MFS Institutional Money Market Portfolio	4,373,665	93,886,554	(95,910,868)	2,349,351

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$10,954	$2,349,351

(8) Federal Income Taxes

The fund’s policy is to comply with the provision of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided. Under the terms of the Agreement and Plan of Reorganization, the transfer between the Acquiring Fund and the Target Fund should be treated as a tax-free transfer to a controlled corporation.

PROXY TABULATOR

P.O. BOX 859232

BRAINTREE, MA 02185-9232

PROXY TABULATOR P.O. BOX 859232 BRAINTREE, MA 02185-9232	Vote this proxy card TODAY! Your prompt response will save the expense of additional mailings

CALL:	To vote by phone call toll-free 1-800-864-1460 and follow the recorded instructions.
LOG-ON:	Vote on the internet at www.kingproxy.com/compass and follow the on-screen instructions.
MAIL:	Return the signed proxy card in the enclosed envelope.

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF MANAGERS

Total Return Variable Account

PROXY FOR A SPECIAL MEETING OF CONTRACT OWNERS, November 17, 2011

The undersigned, revoking prior proxies, hereby appoints Mark N. Polebaum, Susan S. Newton, John M. Corcoran, Christopher R. Bohane, Susan A. Pereira, Timothy M. Fagan, and Brian E. Langenfeld (each, a “Holder”), and each of them, proxies with several powers of substitution, to vote for the undersigned at the Special Meeting of contract owners to be held at 500 Boylston Street, 24th Floor, Boston, Massachusetts, on Thursday, November 17, 2011, notice of which meeting and the Prospectus/Proxy Statement accompanying the same have been received by the undersigned, or at any adjournment thereof, upon the following matters as described in the Notice of Meeting and accompanying Prospectus/Proxy Statement.

When properly executed, this proxy will be voted in the manner directed herein by the undersigned contract owner. All proposals (set forth on the reverse of this proxy card) have been proposed by the Board of Managers. If no direction is given on these proposals, this proxy card will be voted “for” the first two Proposals. The proxy will be voted in accordance with the Holder’s best judgment as to any other matters.

Please be sure to sign and date this card.	Dated __________________

CONTRACT OWNER SIGNS HERE	(Please sign in the Box)

Please sign this proxy exactly as your name or names appear hereon. Trustees and other fiduciaries should indicate the capacity in which they sign, and where more than one name appears, a majority must sign. If a corporation, this signature should be that of an authorized officer who should state his or her title.

Please sign and detach card at perforation before mailing	600-M1101-PXC 1.01

Total Return Variable Account

WHEN THIS PROXY IS PROPERLY EXECUTED, THE UNITS REPRESENTED HEREBY WILL BE VOTED AS SPECIFIED. IF NO SPECIFICATION IS MADE, THIS PROXY WILL BE VOTED FOR THE PROPOSALS SET FORTH BELOW:

PLEASE MARK A BOX BELOW IN BLUE OR BLACK INK AS FOLLOWS. Example: ■		FOR	AGAINST	ABSTAIN

6.	To approve an Agreement and Plan of Reorganization providing for the transfer of certain assets of Total Return Variable Account (the “Account”) to MFS Total Return Portfolio (the “Fund”), a series of MFS Variable Insurance Trust II, in exchange solely for shares of beneficial interest in the Fund and the assumption by the Fund of certain liabilities of the Account, the distribution of Fund shares to the Account and to restructure the Account into a unit investment trust.	☐	☐	☐

		FOR all nominees listed (except as noted on the line at left)	WITHHOLD authority to vote for all nominees

7.	To elect managers to the Account’s Board of Managers, each to hold office until he or she dies, resigns or is removed or, if sooner, until the next meeting of contract owners called for the purpose of electing managers and until the election and qualification of his or her successor.	☐	☐

	(01) Robert E. Butler (02) Maureen R. Goldfarb (03) David H. Gunning (04) William R. Gutow	(05) Michael Hegarty (06) John P. Kavanaugh (07) Robert J. Manning (08) J. Dale Sherratt	(09) Laurie J. Thomsen (10) Robert W. Uek

(Instruction: To withhold authority to vote for any individual nominee(s), write the name(s) of the nominee(s) on the line above.)

8.	To transact such other business as may properly come before the meeting and any adjournments and postponements thereof.

Please be sure to sign and date this card	600-M1101-PXC-1.02

PROXY TABULATOR

P.O. BOX 859232

BRAINTREE, MA 02185-9232

PROXY TABULATOR P.O. BOX 859232 BRAINTREE, MA 02185-9232	Vote this proxy card TODAY! Your prompt response will save the expense of additional mailings

CALL:	To vote by phone call toll-free 1-800-864-1460 and follow the recorded instructions.
LOG-ON:	Vote on the internet at www.kingproxy.com/compass and follow the on-screen instructions
MAIL:	Return the signed proxy card in the enclosed envelope.

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF MANAGERS

Capital Appreciation Variable Account

PROXY FOR A SPECIAL MEETING OF CONTRACT OWNERS, November 17, 2011

The undersigned, revoking prior proxies, hereby appoints Mark N. Polebaum, Susan S. Newton, John M. Corcoran, Christopher R. Bohane, Susan A. Pereira, Timothy M. Fagan, and Brian E. Langenfeld (each, a “Holder”), and each of them, proxies with several powers of substitution, to vote for the undersigned at the Special Meeting of contract owners to be held at 500 Boylston Street, 24th Floor, Boston, Massachusetts, on Thursday, November 17, 2011, notice of which meeting and the Prospectus/Proxy Statement accompanying the same have been received by the undersigned, or at any adjournment thereof, upon the following matters as described in the Notice of Meeting and accompanying Prospectus/Proxy Statement.

When properly executed, this proxy will be voted in the manner directed herein by the undersigned contract owner. All proposals (set forth on the reverse of this proxy card) have been proposed by the Board of Managers. If no direction is given on these proposals, this proxy card will be voted “for” the first two Proposals. The proxy will be voted in accordance with the Holder’s best judgment as to any other matters.

Please be sure to sign and date this card.	Dated __________________

CONTRACT OWNER SIGNS HERE	(Please sign in the Box)

Please sign this proxy exactly as your name or names appear hereon. Trustees and other fiduciaries should indicate the capacity in which they sign, and where more than one name appears, a majority must sign. If a corporation, this signature should be that of an authorized officer who should state his or her title.

Please sign and detach card at perforation before mailing	100-M1101-PXC 1.01

Capital Appreciation Variable Account

WHEN THIS PROXY IS PROPERLY EXECUTED, THE UNITS REPRESENTED HEREBY WILL BE VOTED AS SPECIFIED. IF NO SPECIFICATION IS MADE, THIS PROXY WILL BE VOTED FOR THE PROPOSALS SET FORTH BELOW:

PLEASE MARK A BOX BELOW IN BLUE OR BLACK INK AS FOLLOWS. Example: ■		FOR	AGAINST	ABSTAIN

3.	To approve an Agreement and Plan of Reorganization providing for the transfer of certain assets of Capital Appreciation Variable Account (the “Account”) to MFS Massachusetts Investors Growth Stock Portfolio (the “Fund”), a series of MFS Variable Insurance Trust II, in exchange solely for shares of beneficial interest in the Fund and the assumption by the Fund of certain liabilities of the Account, the distribution of Fund shares to the Account and to restructure the Account into a unit investment trust.	☐	☐	☐

		FOR all nominees listed (except as noted on the line at left)	WITHHOLD authority to vote for all nominees

7.	To elect managers to the Account’s Board of Managers, each to hold office until he or she dies, resigns or is removed or, if sooner, until the next meeting of contract owners called for the purpose of electing managers and until the election and qualification of his or her successor.	☐	☐

	(01) Robert E. Butler (02) Maureen R. Goldfarb (03) David H. Gunning (04) William R. Gutow	(05) Michael Hegarty (06) John P. Kavanaugh (07) Robert J. Manning (08) J. Dale Sherratt	(09) Laurie J. Thomsen (10) Robert W. Uek

(Instruction: To withhold authority to vote for any individual nominee(s), write the name(s) of the nominee(s) on the line above.)

8.	To transact such other business as may properly come before the meeting and any adjournments and postponements thereof.

Please be sure to sign and date this card	100-M1101-PXC-1.02

PROXY TABULATOR

P.O. BOX 859232

BRAINTREE, MA 02185-9232

PROXY TABULATOR P.O. BOX 859232 BRAINTREE, MA 02185-9232	Vote this proxy card TODAY! Your prompt response will save the expense of additional mailings

CALL:	To vote by phone call toll-free 1-800-864-1460 and follow the recorded instructions.
LOG-ON:	Vote on the internet at www.kingproxy.com/compass and follow the on-screen instructions.
MAIL:	Return the signed proxy card in the enclosed envelope.

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF MANAGERS

Global Governments Variable Account

PROXY FOR A SPECIAL MEETING OF CONTRACT OWNERS, November 17, 2011

The undersigned, revoking prior proxies, hereby appoints Mark N. Polebaum, Susan S. Newton, John M. Corcoran, Christopher R. Bohane, Susan A. Pereira, Timothy M. Fagan, and Brian E. Langenfeld (each, a “Holder”), and each of them, proxies with several powers of substitution, to vote for the undersigned at the Special Meeting of contract owners to be held at 500 Boylston Street, 24th Floor, Boston, Massachusetts, on Thursday, November 17, 2011, notice of which meeting and the Prospectus/Proxy Statement accompanying the same have been received by the undersigned, or at any adjournment thereof, upon the following matters as described in the Notice of Meeting and accompanying Prospectus/Proxy Statement.

When properly executed, this proxy will be voted in the manner directed herein by the undersigned contract owner. All proposals (set forth on the reverse of this proxy card) have been proposed by the Board of Managers If no direction is given on these proposals, this proxy card will be voted “for” the first two Proposals. The proxy will be voted in accordance with the Holder’s best judgment as to any other matters.

Please be sure to sign and date this card.	Dated __________________

CONTRACT OWNER SIGNS HERE	(Please sign in the Box)

Please sign this proxy exactly as your name or names appear hereon. Trustees and other fiduciaries should indicate the capacity in which they sign, and where more than one name appears, a majority must sign. If a corporation, this signature should be that of an authorized officer who should state his or her title.

Please sign and detach card at perforation before mailing	200-M1101-PXC 1.01

Global Governments Variable Account

WHEN THIS PROXY IS PROPERLY EXECUTED, THE UNITS REPRESENTED HEREBY WILL BE VOTED AS SPECIFIED. IF NO SPECIFICATION IS MADE, THIS PROXY WILL BE VOTED FOR THE PROPOSALS SET FORTH BELOW:

PLEASE MARK A BOX BELOW IN BLUE OR BLACK INK AS FOLLOWS. Example: ■		FOR	AGAINST	ABSTAIN

5.	To approve an Agreement and Plan of Reorganization providing for the transfer of certain assets of Global Governments Variable Account (the “Account”) to MFS Global Governments Portfolio (the “Fund”), a series of MFS Variable Insurance Trust II, in exchange solely for shares of beneficial interest in the Fund and the assumption by the Fund of certain liabilities of the Account, the distribution of Fund shares to the Account and to restructure the Account into a unit investment trust.	☐	☐	☐

		FOR all nominees listed (except as noted on the line at left)	WITHHOLD authority to vote for all nominees

7.	To elect managers to the Account’s Board of Managers, each to hold office until he or she dies, resigns or is removed or, if sooner, until the next meeting of contract owners called for the purpose of electing managers and until the election and qualification of his or her successor.	☐	☐

	(01) Robert E. Butler (02) Maureen R. Goldfarb (03) David H. Gunning (04) William R. Gutow	(05) Michael Hegarty (06) John P. Kavanaugh (07) Robert J. Manning (08) J. Dale Sherratt	(09) Laurie J. Thomsen (10) Robert W. Uek

(Instruction: To withhold authority to vote for any individual nominee(s), write the name(s) of the nominee(s) on the line above.)

8.	To transact such other business as may properly come before the meeting and any adjournments and postponements thereof.

Please be sure to sign and date this card	200-M1101-PXC-1.02

PROXY TABULATOR

P.O. BOX 859232

BRAINTREE, MA 02185-9232

PROXY TABULATOR P.O. BOX 859232 BRAINTREE, MA 02185-9232	Vote this proxy card TODAY! Your prompt response will save the expense of additional mailings

CALL:	To vote by phone call toll-free 1-800-864-1460 and follow the recorded instructions.
LOG-ON:	Vote on the internet at www.kingproxy.com/compass and follow the on-screen instructions.
MAIL:	Return the signed proxy card in the enclosed envelope.

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF MANAGERS

Government Securities Variable Account

PROXY FOR A SPECIAL MEETING OF CONTRACT OWNERS, November 17, 2011

The undersigned, revoking prior proxies, hereby appoints Mark N. Polebaum, Susan S. Newton, John M. Corcoran, Christopher R. Bohane, Susan A. Pereira, Timothy M. Fagan, and Brian E. Langenfeld (each, a “Holder”), and each of them, proxies with several powers of substitution, to vote for the undersigned at the Special Meeting of contract owners to be held at 500 Boylston Street, 24th Floor, Boston, Massachusetts, on Thursday, November 17, 2011, notice of which meeting and the Prospectus/Proxy Statement accompanying the same have been received by the undersigned, or at any adjournment thereof, upon the following matters as described in the Notice of Meeting and accompanying Prospectus/Proxy Statement.

When properly executed, this proxy will be voted in the manner directed herein by the undersigned contract owner. All proposals (set forth on the reverse of this proxy card) have been proposed by the Board of Managers. If no direction is given on these proposals, this proxy card will be voted “for” the first two Proposals. The proxy will be voted in accordance with the Holder’s best judgment as to any other matters.

Please be sure to sign and date this card.	Dated __________________

CONTRACT OWNER SIGNS HERE	(Please sign in the Box)

Please sign this proxy exactly as your name or names appear hereon. Trustees and other fiduciaries should indicate the capacity in which they sign, and where more than one name appears, a majority must sign. If a corporation, this signature should be that of an authorized officer who should state his or her title.

Please sign and detach card at perforation before mailing	300-M1101-PXC 1.01

Government Securities Variable Account

WHEN THIS PROXY IS PROPERLY EXECUTED, THE UNITS REPRESENTED HEREBY WILL BE VOTED AS SPECIFIED. IF NO SPECIFICATION IS MADE, THIS PROXY WILL BE VOTED FOR THE PROPOSALS SET FORTH BELOW:

PLEASE MARK A BOX BELOW IN BLUE OR BLACK INK AS FOLLOWS. Example: ■		FOR	AGAINST	ABSTAIN

4.	To approve an Agreement and Plan of Reorganization providing for the transfer of certain assets of Government Securities Variable Account (the “Account”) to MFS Government Securities Portfolio (the “Fund”), a series of MFS Variable Insurance Trust II, in exchange solely for shares of beneficial interest in the Fund and the assumption by the Fund of certain liabilities of the Account, the distribution of Fund shares to the Account and to restructure the Account into a unit investment trust.	☐	☐	☐

		FOR all nominees listed (except as noted on the line at left)	WITHHOLD authority to vote for all nominees

7.	To elect managers to the Account’s Board of Managers, each to hold office until he or she dies, resigns or is removed or, if sooner, until the next meeting of contract owners called for the purpose of electing managers and until the election and qualification of his or her successor.	☐	☐

	(01) Robert E. Butler (02) Maureen R. Goldfarb (03) David H. Gunning (04) William R. Gutow	(05) Michael Hegarty (06) John P. Kavanaugh (07) Robert J. Manning (08) J. Dale Sherratt	(09) Laurie J. Thomsen (10) Robert W. Uek

(Instruction: To withhold authority to vote for any individual nominee(s), write the name(s) of the nominee(s) on the line above.)

8.	To transact such other business as may properly come before the meeting and any adjournments and postponements thereof.

Please be sure to sign and date this card	300-M1101-PXC-1.02

PROXY TABULATOR

P.O. BOX 859232

BRAINTREE, MA 02185-9232

PROXY TABULATOR P.O. BOX 859232 BRAINTREE, MA 02185-9232	Vote this proxy card TODAY! Your prompt response will save the expense of additional mailings

CALL:	To vote by phone call toll-free 1-800-864-1460 and follow the recorded instructions.
LOG-ON:	Vote on the internet at www.kingproxy.com/compass and follow the on-screen instructions.
MAIL:	Return the signed proxy card in the enclosed envelope.

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF MANAGERS

High Yield Variable Account

PROXY FOR A SPECIAL MEETING OF CONTRACT OWNERS, November 17, 2011

The undersigned, revoking prior proxies, hereby appoints Mark N. Polebaum, Susan S. Newton, John M. Corcoran, Christopher R. Bohane, Susan A. Pereira, Timothy M. Fagan, and Brian E. Langenfeld (each, a “Holder”), and each of them, proxies with several powers of substitution, to vote for the undersigned at the Special Meeting of contract owners to be held at 500 Boylston Street, 24th Floor, Boston, Massachusetts, on Thursday, November 17, 2011, notice of which meeting and the Prospectus/Proxy Statement accompanying the same have been received by the undersigned, or at any adjournment thereof, upon the following matters as described in the Notice of Meeting and accompanying Prospectus/Proxy Statement.

When properly executed, this proxy will be voted in the manner directed herein by the undersigned contract owner. All proposals (set forth on the reverse of this proxy card) have been proposed by the Board of Managers. If no direction is given on these proposals, this proxy card will be voted “for” the first two Proposals. The proxy will be voted in accordance with the Holder’s best judgment as to any other matters.

Please be sure to sign and date this card.	Dated __________________

CONTRACT OWNER SIGNS HERE	(Please sign in the Box)

Please sign this proxy exactly as your name or names appear hereon. Trustees and other fiduciaries should indicate the capacity in which they sign, and where more than one name appears, a majority must sign. If a corporation, this signature should be that of an authorized officer who should state his or her title.

Please sign and detach card at perforation before mailing	400-M1101-PXC 1.01

High Yield Variable Account

WHEN THIS PROXY IS PROPERLY EXECUTED, THE UNITS REPRESENTED HEREBY WILL BE VOTED AS SPECIFIED. IF NO SPECIFICATION IS MADE, THIS PROXY WILL BE VOTED FOR THE PROPOSALS SET FORTH BELOW:

PLEASE MARK A BOX BELOW IN BLUE OR BLACK INK AS FOLLOWS. Example: ■		FOR	AGAINST	ABSTAIN

2.	To approve an Agreement and Plan of Reorganization providing for the transfer of certain assets of High Yield Variable Account (the “Account”) to MFS High Yield Portfolio (the “Fund”), a series of MFS Variable Insurance Trust II, in exchange solely for shares of beneficial interest in the Fund and the assumption by the Fund of certain liabilities of the Account, the distribution of Fund shares to the Account and to restructure the Account into a unit investment trust.	☐	☐	☐

		FOR all nominees listed (except as noted on the line at left)	WITHHOLD authority to vote for all nominees

7.	To elect managers to the Account’s Board of Managers, each to hold office until he or she dies, resigns or is removed or, if sooner, until the next meeting of contract owners called for the purpose of electing managers and until the election and qualification of his or her successor.	☐	☐

	(01) Robert E. Butler (02) Maureen R. Goldfarb (03) David H. Gunning (04) William R. Gutow	(05) Michael Hegarty (06) John P. Kavanaugh (07) Robert J. Manning (08) J. Dale Sherratt	(09) Laurie J. Thomsen (10) Robert W. Uek

(Instruction: To withhold authority to vote for any individual nominee(s), write the name(s) of the nominee(s) on the line above.)

8.	To transact such other business as may properly come before the meeting and any adjournments and postponements thereof.

Please be sure to sign and date this card	400-M1101-PXC-1.02

PROXY TABULATOR

P.O. BOX 859232

BRAINTREE, MA 02185-9232

PROXY TABULATOR P.O. BOX 859232 BRAINTREE, MA 02185-9232	Vote this proxy card TODAY! Your prompt response will save the expense of additional mailings

CALL:	To vote by phone call toll-free 1-800-864-1460 and follow the recorded instructions.
LOG-ON:	Vote on the internet at www.kingproxy.com/compass and follow the on-screen instructions.
MAIL:	Return the signed proxy card in the enclosed envelope.

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF MANAGERS

Money Market Variable Account

PROXY FOR A SPECIAL MEETING OF CONTRACT OWNERS, November 17, 2011

The undersigned, revoking prior proxies, hereby appoints Mark N. Polebaum, Susan S. Newton, John M. Corcoran, Christopher R. Bohane, Susan A. Pereira, Timothy M. Fagan, and Brian E. Langenfeld (each, a “Holder”), and each of them, proxies with several powers of substitution, to vote for the undersigned at the Special Meeting of contract owners to be held at 500 Boylston Street, 24th Floor, Boston, Massachusetts, on Thursday, November 17, 2011, notice of which meeting and the Prospectus/Proxy Statement accompanying the same have been received by the undersigned, or at any adjournment thereof, upon the following matters as described in the Notice of Meeting and accompanying Prospectus/Proxy Statement.

When properly executed, this proxy will be voted in the manner directed herein by the undersigned contract owner. All proposals (set forth on the reverse of this proxy card) have been proposed by the Board of Managers. If no direction is given on these proposals, this proxy card will be voted “for” the first two Proposals. The proxy will be voted in accordance with the Holder’s best judgment as to any other matters.

Please be sure to sign and date this card.	Dated __________________

CONTRACT OWNER SIGNS HERE	(Please sign in the Box)
Please sign this proxy exactly as your name or names appear hereon. Trustees and other fiduciaries should indicate the capacity in which they sign, and where more than one name appears, a majority must sign. If a corporation, this signature should be that of an authorized officer who should state his or her title.

Please sign and detach card at perforation before mailing	500-M1101-PXC 1.01

Money Market Variable Account

WHEN THIS PROXY IS PROPERLY EXECUTED, THE UNITS REPRESENTED HEREBY WILL BE VOTED AS SPECIFIED. IF NO SPECIFICATION IS MADE, THIS PROXY WILL BE VOTED FOR THE PROPOSALS SET FORTH BELOW:

PLEASE MARK A BOX BELOW IN BLUE OR BLACK INK AS FOLLOWS. Example: ■		FOR	AGAINST	ABSTAIN

1.	To approve an Agreement and Plan of Reorganization providing for the transfer of certain assets of Money Market Variable Account (the “Account”) to MFS Money Market Portfolio (the “Fund”), a series of MFS Variable Insurance Trust II, in exchange solely for shares of beneficial interest in the Fund and the assumption by the Fund of certain liabilities of the Account, the distribution of Fund shares to the Account and to restructure the Account into a unit investment trust.	☐	☐	☐

		FOR all nominees listed (except as noted on the line at left)	WITHHOLD authority to vote for all nominees

7.	To elect managers to the Account’s Board of Managers, each to hold office until he or she dies, resigns or is removed or, if sooner, until the next meeting of contract owners called for the purpose of electing managers and until the election and qualification of his or her successor.	☐	☐

	(01) Robert E. Butler (02) Maureen R. Goldfarb (03) David H. Gunning (04) William R. Gutow	(05) Michael Hegarty (06) John P. Kavanaugh (07) Robert J. Manning (08) J. Dale Sherratt	(09) Laurie J. Thomsen (10) Robert W. Uek

(Instruction: To withhold authority to vote for any individual nominee(s), write the name(s) of the nominee(s) on the line above.)

8.	To transact such other business as may properly come before the meeting and any adjournments and postponements thereof.

Please be sure to sign and date this card	500-M1101-PXC-1.02

PROXY TABULATOR P.O. BOX 859232 BRAINTREE, MA 02185-9232	Vote this proxy card TODAY! Your prompt response will save the expense of additional mailings

CALL:	To vote by phone call toll-free 1-800-864-1460 and follow the recorded instructions.
LOG-ON:	Vote on the internet at www.kingproxy.com/compass and follow the on-screen instructions.
MAIL:	Return the signed proxy card in the enclosed envelope.

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF MANAGERS

[VARIABLE ACCOUNT NAME HERE]

PROXY FOR A SPECIAL MEETING OF CONTRACT OWNERS, November 17, 2011

The undersigned, revoking prior proxies, hereby appoints Mark N. Polebaum, Susan S. Newton, John M. Corcoran, Christopher R. Bohane, Susan A. Pereira, Timothy M. Fagan, and Brian E. Langenfeld (each, a “Holder”), and each of them, proxies with several powers of substitution, to vote for the undersigned at the Special Meeting of contract owners to be held at 500 Boylston Street, 24th Floor, Boston, Massachusetts, on Thursday, November 17, 2011, notice of which meeting and the Prospectus/Proxy Statement accompanying the same have been received by the undersigned, or at any adjournment thereof, upon the following matters as described in the Notice of Meeting and accompanying Prospectus/Proxy Statement.

When properly executed, this proxy will be voted in the manner directed herein by the undersigned contract owner. All proposals (set forth on the reverse of this proxy card) have been proposed by the Board of Managers. If no direction is given on these proposals, this proxy card will be voted “for” Proposal 1 and 2. The proxy will be voted in accordance with the Holder’s best judgment as to any other matters.

Please be sure to sign and date this card.	Dated __________________

CONTRACT OWNER SIGNS HERE	(Please sign in the Box)

Please sign this proxy exactly as your name or names appear hereon. Trustees and other fiduciaries should indicate the capacity in which they sign, and where more than one name appears, a majority must sign. If a corporation, this signature should be that of an authorized officer who should state his or her title.

Please sign and detach card at perforation before mailing	M1101-PXC 1.01

[VARIABLE ACCOUNT NAME HERE]

WHEN THIS PROXY IS PROPERLY EXECUTED, THE UNITS REPRESENTED HEREBY WILL BE VOTED AS SPECIFIED. IF NO SPECIFICATION IS MADE, THIS PROXY WILL BE VOTED FOR THE PROPOSALS SET FORTH BELOW:

PLEASE MARK A BOX BELOW IN BLUE OR BLACK INK AS FOLLOWS. Example: ■		FOR	AGAINST	ABSTAIN

1.	To approve an Agreement and Plan of Reorganization providing for the transfer of certain assets of [VARIABLE ACCOUNT NAME HERE] (the “Account”) to [VIT II-PORTFOLIO NAME HERE] (the “Fund”), a series of MFS Variable Insurance Trust II, in exchange solely for shares of beneficial interest in the Fund and the assumption by the Fund of certain liabilities of the Account, the distribution of Fund shares to the Account and to restructure the Account into a unit investment trust.	☐	☐	☐

		FOR all nominees listed (except as noted on the line at left)	WITHHOLD authority to vote for all nominees

2.	To elect managers to the Account’s Board of Managers, each to hold office until he or she dies, resigns or is removed or, if sooner, until the next meeting of contract owners called for the purpose of electing managers and until the election and qualification of his or her successor.	☐	☐

	(01) Robert E. Butler (02) Maureen R. Goldfarb (03) David H. Gunning (04) William R. Gutow	(05) Michael Hegarty (06) John P. Kavanaugh (07) Robert J. Manning (08) J. Dale Sherratt	(09) Laurie J. Thomsen (10) Robert W. Uek

(Instruction: To withhold authority to vote for any individual nominee(s), write the name(s) of the nominee(s) on the line above.)

3.	To transact such other business as may properly come before the meeting and any adjournments and postponements thereof.

Please be sure to sign and date this card	M1101-PXC-1.02